SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

Post-Effective Amendment No. 9

and/ or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 43

American National Variable Annuity Separate Account
(Exact Name of Registrant)

American National Insurance Company
(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550
(Address of Depositor's Principal Executive Offices) (Zip Code)

(409)763-4661
(Depositor’s Telephone Number, Including Area Code)

Name and Address of Agent for service:	Please send copies of communications to:
Dwain Akins, Esq., Senior Vice President	Jerry L. Adams
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	With copy to: One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b) of Rule 485.

On April 30, 2007 pursuant to paragraph (b) of Rule 485.

60 days after filing pursuant to paragraph (a)(1) of Rule 485.

On April 30, 2007 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: deferred variable annuity contract

GROUP UNALLOCATED VARIABLE ANNUITY CONTRACT

Issued by American National Insurance Company

Home Office One Moody Plaza Galveston TX 77550-7999

Prospectus April 30, 2007 1-800-306-2959

This prospectus describes a group unallocated variable annuity contract being offered to corporate and non-corporate pension plans. You can allocate contract value to American National Variable Annuity Separate Account (the “Separate Account”), which reflects the investment performance of the Portfolios selected by you. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

American National Investment Accounts, Inc.
American National Growth Portfolio
American National Balanced Portfolio
American National Equity Income Portfolio
American National High Yield Bond Portfolio
American National International Stock Portfolio
American National Small-Cap/Mid-Cap Portfolio
American National Government Bond Portfolio
American National Money Market Portfolio
Fidelity®Variable Insurance Products -Service Class 2
VIP Mid Cap Portfolio
VIP Index 500 Portfolio
VIP Contrafund(R)Portfolio
VIP Aggressive Growth Portfolio
VIP Growth Opportunities Portfolio
VIP Equity-Income Portfolio
VIP Investment Grade Bond Portfolio
VIP Growth and Income Portfolio
VIP Value Portfolio
VIP Value Leaders Portfolio
VIP Value Strategies Portfolio
VIP Asset Manager SM Portfolio+
VIP Asset Manager: Growth(R)Portfolio+
T. Rowe Price
Equity Income Portfolio
Mid-Cap Growth Portfolio*
International Stock Portfolio
Limited-Term Bond Portfolio
MFS®Variable Insurance Trust - Initial Class Shares
MFS Core Equity Series++
MFS Emerging Growth Series
MFS Research Series
MFS Investors Trust Series
Federated Insurance Series
Federated Capital Income Fund II
Federated Mid Cap Growth Strategies Fund II
Federated High Income Bond Fund II - Primary Shares
Federated Equity Income Fund II
Federated Fund for U.S. Government Securities II
Federated Kaufmann Fund II - Primary Shares
Federated Quality Bond Fund II - Primary Shares
The Alger American Fund Class O Shares
Alger American Small Capitalization Portfolio
Alger American Growth Portfolio
Alger American MidCap Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American Income & Growth Portfolio
Alger American Balanced Portfolio
AIM Variable Insurance Funds - Series I Shares
AIM V.I. Global Health Care Fund
AIM V.I. Small Cap Equity  Fund§
AIM V.I. Utilities Fund
AIM V.I. Dynamics Fund
AIM V.I. Financial Services Fund
AIM V.I. Technology Fund
AIM V.I. Global Real Estate Fund

+ This Subaccount is closed to new investments.

* Not available for investment in contracts issued on or after May 1, 2004

++ Formerly MFS Capital Opportunities Series

§Pursuant to a reorganization plan approved by the Funds' shareholders, the AIM V.I. Small Cap Growth Fund merged into the AIM V.I. Small Cap Equity Fund on May 1, 2007. Effective this same date, the Subaccount investing in the AIM V.I. Small Cap Growth Fund was closed and no longer exists. See the "Allocation of Purchase Payments" provision of this prospectus for important information.

This prospectus contains information that you should know before purchasing a contract and should be kept for future reference. Additional information about the contract is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission, ("SEC") which is incorporated by reference into this prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI, and other information regarding companies that file electronically with the SEC. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. Interests in the contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The contract involves investment risk, including possible loss of principal.

Please read this prospectus carefully and keep it for future reference.

Form 4872

Rev 4-07

GLOSSARY

This glossary contains definitions of terms used in this prospectus.

Accumulation Period. The time between the date Accumulation Units are first purchased by You and the date the Contract is terminated.

Accumulation Unit. A unit used by us to calculate a Contract’s value during the Accumulation Period.

Accumulation Value. The sum of the value of your Accumulation Units .

Company (“we”, “our” or “us” ). American National Insurance Company.

Contract The contract described in this prospectus.

Contract Owner (“you” or “your”). Unless changed by notice to us, the Contract Owner is as stated in the application and may be the trustee of a Plan.

Contract Anniversary. An anniversary of the Date of Issue.

Contract Year. A one-year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Fund. A registered, open-end management investment company, or “mutual fund” in which the Separate Account invests.

General Account. All of our assets except those segregated in Separate Accounts.

Plan. A document or agreement defining retirement or other benefits under section 401(a) or 457 of the Internal Revenue Code and those eligible to receive such benefits. A Plan is not a part of a Contract and we are not a party to a Plan.

Plan Participant. An individual participating in a Plan.

Portfolio. A series of a registered investment company designed to meet specified investment objectives.

Purchase Payment. A payment made to us during the Accumulation Period.

Qualified Plan. A Contract issued in connection with a Plan that receives favorable tax treatment under the Internal Revenue Code of 1986.

Subaccount.     A subdivision of the Separate Account that invests in a corresponding portfolio of a Fund.

Valuation Date. Each day the New York Stock Exchange (“NYSE”) is open for regular trading except for the day after Thanksgiving and December 24. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period. The close of business on one Valuation Date to the close of business on another.

Variable Annuity. An annuity with value that varies in dollar amount based on performance of the investments you choose.

SYNOPSIS

What is the Purpose of the Contract?

The Contract allows the accumulation of monetary value, that will increase or decline based on the performance of investments you choose. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you invest.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a Qualified Plan, since the Plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What is a Group Unallocated Contract?

Group Unallocated contracts are typically sold to Plan administrators or trustees who in turn make omnibus purchase payments, transfers and redemptions on behalf of Plan Participants. In other words, we are generally unaware of individual Plan Participant’s transactions. We may, however, enter into separate agreements with administrators or trustees to keep records of such individual Plan Participant transactions. (See the “Contract” section of this prospectus.)

What are the Investment Options?

You can invest Purchase Payments in one or more of the Subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.

Each Subaccount and corresponding Portfolio has its own investment objective (See “the Funds” provision in the “The Company, Separate Account and Funds” section of this prospectus). There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of the Accumulation Value.

How do I purchase a Contract?

You can purchase a Contract by submitting a completed application and a Purchase Payment to our home office. (See the “Contract Application and Purchase Payments” provision in the “Contract” section of this prospectus.) Purchase Payments must be for the purpose of providing for Plan benefits.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

The contract may not be available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

How do I allocate Purchase Payments?

You can allocate Purchase Payments among the available Subaccounts. You cannot allocate less than 1% of a Purchase Payment to any one Subaccount.

Can I transfer amounts among the investment alternatives?

You can make transfers among Subaccounts. All transfers among the Subaccounts are free. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgement, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios, other Contract Owners, or any Plan Participants. (See the “Transfers” provision in the “Contract” section of this prospectus.)

You should periodically review allocations among the Subaccounts to make sure they fit your current situation and financial goals.

Can I make withdrawals?

By written request to us, you can withdraw all or part of the Accumulation Value at any time. (See the “Withdrawals” provision in the “Distributions Under the Contact” section of this prospectus.) A withdrawal may be subject to a Surrender Charge. A withdrawal may also be subject to Plan restrictions. Surrender charges are waived for any withdrawal to fund a distribution under a Plan. Proof of such Plan benefit must be provided. Distributions to Plan Participants may be subject to income tax and penalty tax.

Is an annuity available?

In order to fund plan distributions, you can select from a number of fixed annuity options, each of which provides a different level and number of annuity payments. The annuity options include payments:

a)     for the life of a Plan Participant

b)     for the life of a Plan Participant, with a guarantee that such payments will continue for at least 10 or 20 years

c)     made jointly to a Plan Participant and spouse, with a right of survivorship.

(See the “Annuity Options,” provision in the “Annuity Payments” section of this prospectus.)

What are the charges and deductions under the contract?

Please see the Fee Tables that immediately follow the “Synopsis” section. Additional information is also in the “Charges and Deduction” section of the prospectus.

What are the tax consequences associated with the Contract?

You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract.

If I have questions, where can I go?

If you or the Plan administrator have any questions about the Contract, you or the Plan administrator can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas, 77553-1893. If mail is addressed differently, there may be delays in the processing of requested transactions. You can call us at 1-800-306-2959.

FEE TABLES

Contract Owner Transaction Expenses

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer Accumulation value between Subaccounts. State premium taxes may also be deducted.

Sales Load as a Percentage of Purchase Payments     0%

Deferred Sales Load ("Surrender Charge")

                     Deferred Sales Load (Surrender Charge)

---------------------------------------------------------------------------------------------------------------------------------------
                       Contract Year of                      Surrender Charge as a
                          Withdrawal                             Percentage of
                                                                Each Withdrawal
---------------------------------------------------------------------------------------------------------------------------------------

                              1st                                    7.0%

                              2nd                                    7.0%

                              3rd                                    6.0%

                              4th                                    5.0%

                              5th                                    4.0%

                              6th                                    3.0%

                              7th                                    2.0%

                      8th and thereafter                             0.0%
---------------------------------------------------------------------------------------------------------------------------------------

Periodic Charges Other Than Portfolio Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract not including Portfolio fees and expenses.

Exchange Fee (for transfers among Subaccounts)	$ 0
Annual Contract Fee	$ 0

Separate Account Annual Expenses (as a percent of average net assets)

Mortality and Expense Risk Fee	0.35%
Other Account Fees (administrative asset fee)	0.90%(1)
Total Separate Account Annual Expense	1.25%

(1)The administrative asset fee varies according to the following table:

Accumulation Value on	Administrative Asset Fee to
Valuation Date	that Portion of Accumulation Value
$0 -$500,000	0.90%
$500,000 -$1,000,000	0.70%
$1,000,000 -$3,000,000	0.50%
$3,000,000 -$5,000,000	0.25%
Over $5,000,000	0.00%

In other words, if the Accumulation Value is $700,000, an administrative asset fee of 0.90% will be applied to $500,000 and administrative asset fee of 0.70% will apply to the remaining $200,000.

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolios fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Expenses(2) (before fee waivers or reimbursements)	0.35%	3.02%

(2)Expenses are shown as a percentage of a portfolio’s average net assets as of December 31, 2006. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are .35% and 1.12%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

The following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------------------------------------------
If you surrender your contract at the end of the applicable time period:

               1 year                    3 years                    5 years                  10 years

               $ 1,113                   $ 1,029                     $ 846                     $ 470

---------------------------------------------------------------------------------------------------------------------------
If you annuitize at the end of the applicable time period:

               1 year                    3 years                    5 years                  10 years

               $ 1,113                  $ 1, 029                     $ 846                     $ 470

---------------------------------------------------------------------------------------------------------------------------
If you do not surrender your Contract

               1 year                    3 years                    5 years                  10 years

                $448                      $453                       $458                      $470
---------------------------------------------------------------------------------------------------------------------------

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

The next example uses the same assumptions as the prior example, except that it assumes the minimum fees and expenses of any of the Portfolios. Your actual expenses will vary depending on the Portfolios you select. Although your actual costs may be higher, based on these assumptions your cost would be:

If you surrender your contract at the end of the applicable time period:

               1 year                    3 years                    5 years                  10 years

                $ 833                     $788                       $ 624                     $225

---------------------------------------------------------------------------------------------------------------------------
If you annuitize at the end of the applicable time period:

               1 year                    3 years                    5 years                  10 years

                $833                      $788                       $624                      $225

---------------------------------------------------------------------------------------------------------------------------
If you do not surrender your Contract

               1 year                    3 years                    5 years                  10 years

               $168                      $179                       $191                      $225
---------------------------------------------------------------------------------------------------------------------------

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

                                                                                                                ACCUMULATION UNIT VALUES

PORTFOLIO                                                               2006              2005            2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND
Accumulation unit value at beginning of period                   $      0.934     $       0.846     $     0.749        $   0.547     $      0.814      $        --
Accumulation unit value at end of period                         $      1.080     $       0.934     $     0.846        $   0.749     $      0.547      $     0.814
Number of accumulation units outstanding at end of period              79,134            72,658          70,872           67,843          121,860            4,932

AIM V.I. FINANCIAL SERVICES FUND
Accumulation unit value at beginning of period                   $      1.187     $       1.125     $     1.039        $   0.807     $      0.960      $        --
Accumulation unit value at end of period                         $      1.377     $       1.187     $     1.125        $   1.039     $      0.807      $     0.960
Number of accumulation units outstanding at end of period             350,683           288,185         250,497        230,723            140,020           67,137

AIM V.I. GLOBAL HEALTH CARE FUND
Accumulation unit value at beginning of period                   $      1.121     $       1.040     $     0.970        $   0.764     $      1.026      $        --
Accumulation unit value at end of period                         $      1.176     $       1.121     $     1.040        $   0.970     $      0.764      $     1.026
Number of accumulation units outstanding at end of period             535,382           541,556         432,176          418,841          216,766           77,062

AIM V.I. GLOBAL REAL ESTATE FUND
Accumulation unit value at beginning of period                   $      2.310     $       2.029     $     1.491        $   1.081     $      1.029      $        --
Accumulation unit value at end of period                         $      3.283     $       2.310     $     2.029        $   1.491     $      1.081      $     1.029
Number of accumulation units outstanding at end of period             910,097           814,538         657,083          478,578          134,466           16,112

AIM V.I. SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                   $      0.939     $       0.896     $     0.789        $   0.595     $      0.875      $        --
Accumulation unit value at end of period                         $      1.068     $       0.939     $     0.896        $   0.789     $      0.595      $     0.875
Number of accumulation units outstanding at end of period             759,436           685,831         481,662          241,241          138,813           10,395

AIM V.I. TECHNOLOGY FUND
Accumulation unit value at beginning of period                   $      0.568     $       0.558     $     0.535        $   0.371     $      0.706      $        --
Accumulation unit value at end of period                         $      0.625     $       0.568     $     0.558        $   0.535     $      0.371      $     0.706
Number of accumulation units outstanding at end of period           1,015,672           989,388         936,631          500,019          169,510           74,831

AIM V.I. UTILITIES FUND
Accumulation unit value at beginning of period                   $      0.937     $       0.805     $     0.654        $   0.560     $      0.712      $        --
Accumulation unit value at end of period                         $      1.172     $       0.937     $     0.805        $   0.654     $      0.560      $     0.712
Number of accumulation units outstanding at end of period             798,728           532,653         242,827          131,967           44,001           15,528

ALGER AMERICAN BALANCED PORTFOLIO
Accumulation unit value at beginning of period                   $      1.043     $       0.965     $     0.926        $   0.783     $      0.904      $     0.934
Accumulation unit value at end of period                         $      1.088     $       1.043     $     0.965        $   0.926     $      0.783      $     0.904
Number of accumulation units outstanding at end of period           1,274,891        1,283,858      1,117,781          871,527       508,954           384,464

ALGER AMERICAN GROWTH PORTFOLIO
Accumulation unit value at beginning of period                   $      0.767     $       0.687     $     0.654        $   0.487     $      0.735      $     0.845
Accumulation unit value at end of period                         $      0.804     $       0.767     $     0.687        $   0.654     $      0.487      $     0.735
Number of accumulation units outstanding at end of period           2,045,770         2,174,157       1,517,784         1,045,165         446,301          151,782

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
Accumulation unit value at beginning of period                   $      0.781     $       0.758     $     0.705        $   0.547     $      0.804      $     0.950
Accumulation unit value at end of period                         $      0.851     $       0.781     $     0.758        $   0.705     $      0.547      $     0.804
Number of accumulation units outstanding at end of period             815,987           954,804         741,950          628,981          455,105          229,704

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Accumulation unit value at beginning of period                   $      0.711     $       0.624     $     0.578        $   0.432     $      0.662      $     0.797
Accumulation unit value at end of period                         $      0.845     $       0.711     $     0.624        $   0.578     $      0.432      $     0.662
Number of accumulation units outstanding at end of period           1,126,281           828,913         685,466          554,538          225,458          100,247

ALGER AMERICAN MID CAP GROWTH PORTFOLIO
Accumulation unit value at beginning of period                   $      1.113     $       1.017     $     0.903        $   0.615     $      0.884      $     0.957
Accumulation unit value at end of period                         $      1.222     $       1.113     $     1.017        $   0.903     $      0.615      $     0.884
Number of accumulation units outstanding at end of period           1,434,028         1,325,243         951,845          869,763          404,674          170,686

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
Accumulation unit value at beginning of period                   $      0.834     $       0.716     $     0.616        $   0.436     $      0.598      $     0.820
Accumulation unit value at end of period                         $      0.997     $       0.834     $     0.716        $   0.616     $      0.436      $     0.598
Number of accumulation units outstanding at end of period           1,556,464         1,128,898         712,144          507,285          206,578           76,503

AMERICAN NATIONAL BALANCED PORTFOLIO
Accumulation unit value at beginning of period                   $      1.082     $       1.081     $     1.023        $   0.858     $      0.930      $     0.987
Accumulation unit value at end of period                         $      1.201     $       1.082     $     1.081        $   1.023     $      0.858      $     0.930
Number of accumulation units outstanding at end of period             665,790           489,449         516,260          343,242          101,236          194,077

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Accumulation unit value at beginning of period                   $      1.055     $       1.035     $     0.950        $   0.767     $      0.904      $     1.039
Accumulation unit value at end of period                         $      1.244     $       1.055     $     1.035        $   0.950     $      0.767      $     0.904
Number of accumulation units outstanding at end of period             557,928           514,213         270,591          171,947          112,392           91,692

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Accumulation unit value at beginning of period                   $      1.240     $       1.217     $     1.200        $   1.185     $      1.108      $     1.046
Accumulation unit value at end of period                         $      1.277     $       1.240     $     1.217        $   1.200     $      1.185      $     1.108
Number of accumulation units outstanding at end of period             787,052           863,165         556,530          527,762          229,346           16,035

AMERICAN NATIONAL GROWTH PORTFOLIO
Accumulation unit value at beginning of period                   $      0.784     $       0.763     $     0.712        $   0.564     $      0.789      $     0.953
Accumulation unit value at end of period                         $      0.883     $       0.784     $     0.763        $   0.712     $      0.564      $     0.789
Number of accumulation units outstanding at end of period             407,340           379,515         414,118          162,228           61,528           27,309

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO
Accumulation unit value at beginning of period                   $      1.207     $       1.241     $     1.115        $   0.948     $      0.987      $     0.995
Accumulation unit value at end of period                         $      1.293     $       1.207     $     1.241        $   1.115     $      0.948      $     0.987
Number of accumulation units outstanding at end of period             351,716           304,403         216,977          108,702           35,036           20,099

AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO
Accumulation unit value at beginning of period                   $      0.844     $       0.795     $     0.696        $   0.516     $      0.646      $     0.852
Accumulation unit value at end of period                         $      1.007     $       0.844     $     0.795        $   0.696     $      0.516      $     0.646
Number of accumulation units outstanding at end of period             709,481           560,684         212,351          100,572           56,406           14,675

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Accumulation unit value at beginning of period                   $      1.061     $       1.037     $     1.033        $   1.034     $      1.037      $     1.018
Accumulation unit value at end of period                         $      1.104     $       1.061     $     1.037        $   1.033     $      1.034      $     1.037
Number of accumulation units outstanding at end of period           6,581,370         6,554,439       4,034,118        3,547,858        2,619,126        1,897,905

AMERICAN NATIONAL SMALL-CAP/ MID CAP PORTFOLIO
Accumulation unit value at beginning of period                   $      0.261     $       0.252     $     0.234        $   0.127     $      0.298      $     0.663
Accumulation unit value at end of period                         $      0.299     $       0.261     $     0.252        $   0.234     $      0.127      $     0.298
Number of accumulation units outstanding at end of period           1,769,264         1,540,076         960,294          559,188          112,826           26,248

FEDERATED CAPITAL INCOME FUND II
Accumulation unit value at beginning of period                   $      0.857     $       0.810     $     0.739        $   0.616     $      0.821      $     0.958
Accumulation unit value at end of period                         $      0.988     $       0.857     $     0.810        $   0.739     $      0.616      $     0.821
Number of accumulation units outstanding at end of period             276,135           217,755         187,282          112,127           72,005           29,322

FEDERATED EQUITY INCOME FUND II
Accumulation unit value at beginning of period                   $      0.890     $       0.864     $     0.768        $   0.608     $      0.776      $     0.883
Accumulation unit value at end of period                         $      1.092     $       0.890     $     0.864        $   0.768     $      0.608      $     0.776
Number of accumulation units outstanding at end of period             291,011           315,978         168,404          148,732          191,682           13,462

FEDERATED HIGH INCOME BOND FUND II
Accumulation unit value at beginning of period                   $      1.261     $       1.232     $     1.120        $   0.922     $      0.921      $     0.920
Accumulation unit value at end of period                         $      1.392     $       1.261     $     1.232        $   1.120     $      0.922      $     0.921
Number of accumulation units outstanding at end of period           1,036,264           851,514         551,695          352,880           51,944           20,295

FEDERATED KAUFMANN FUND II
Accumulation unit value at beginning of period                   $      1.205     $          --             N/A              N/A              N/A              N/A
Accumulation unit value at end of period                         $      1.380     $       1.205             N/A              N/A              N/A              N/A
Number of accumulation units outstanding at end of period             203,782             9,679             N/A              N/A              N/A              N/A

FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation unit value at beginning of period                   $      0.848     $       0.755     $     0.656        $   0.472     $      0.648      $     0.846
Accumulation unit value at end of period                         $      0.914     $       0.848     $     0.755        $   0.656     $      0.472      $     0.648
Number of accumulation units outstanding at end of period             374,549           345,572         299,672          198,427          113,113           32,571

FEDERATED QUALITY BOND FUND II
Accumulation unit value at beginning of period                   $      1.012     $          --             N/A              N/A              N/A              N/A
Accumulation unit value at end of period                         $      1.050     $       1.012             N/A              N/A              N/A              N/A
Number of accumulation units outstanding at end of period              62,624            30,184             N/A              N/A              N/A              N/A

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation unit value at beginning of period                   $      1.009     $          --             N/A              N/A              N/A              N/A
Accumulation unit value at end of period                         $      1.047     $       1.009             N/A              N/A              N/A              N/A
Number of accumulation units outstanding at end of period              13,280             1,049             N/A              N/A              N/A              N/A

FIDELITY VIP AGGRESSIVE GROWTH PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      0.954     $       0.888     $     0.811        $   0.626     $      0.864      $        --
Accumulation unit value at end of period                         $      1.029     $       0.954     $     0.888        $   0.811     $      0.626      $     0.864
Number of accumulation units outstanding at end of period             916,893           853,268         672,047          485,776           84,836           20,105

FIDELITY VIP ASSET MANAGER PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      1.036     $       1.001     $     0.955        $   0.817     $      0.910      $     0.963
Accumulation unit value at end of period                         $      1.106     $       1.036     $     1.001        $   0.955     $      0.817      $     0.910
Number of accumulation units outstanding at end of period               4,437             4,477           4,570            4,611            4,632            4,632

FIDELITY VIP ASSET MANAGER: GROWTH PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      0.902     $       0.874     $     0.830        $   0.679     $      0.817      $     0.895
Accumulation unit value at end of period                         $      0.959     $       0.902     $     0.874        $   0.830     $      0.679      $     0.817
Number of accumulation units outstanding at end of period                  --                --           3,042            3,070            3,334            7,062

FIDELITY VIP CONTRAFUND PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      1.259     $       1.083     $     0.944        $   0.741     $      0.830      $     0.960
Accumulation unit value at end of period                         $      1.398     $       1.259     $     1.083        $   0.944     $      0.741      $     0.830
Number of accumulation units outstanding at end of period           3,815,681         2,784,897       1,573,079        1,064,946          460,873          254,493

FIDELITY VIP EQUITY-INCOME PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      1.101     $          --             N/A              N/A              N/A              N/A
Accumulation unit value at end of period                         $      1.316     $       1.101             N/A              N/A              N/A              N/A
Number of accumulation units outstanding at end of period             123,435            32,740             N/A              N/A              N/A              N/A

FIDELITY VIP GROWTH & INCOME PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      1.119     $          --             N/A              N/A              N/A              N/A
Accumulation unit value at end of period                         $      1.258     $       1.119             N/A              N/A              N/A              N/A
Number of accumulation units outstanding at end of period             206,672            15,111             N/A              N/A              N/A              N/A

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      0.849     $       0.784     $     0.736        $   0.572     $      0.743      $     0.881
Accumulation unit value at end of period                         $      0.889     $       0.849     $     0.784        $   0.736     $      0.572      $     0.743
Number of accumulation units outstanding at end of period             929,556           808,654         539,416          337,697          185,377          123,076

FIDELITY VIP INDEX 500 PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      0.891     $       0.855     $     0.778        $   0.611     $      0.798      $     0.921
Accumulation unit value at end of period                         $      1.025     $       0.891     $     0.855        $   0.778     $      0.611      $     0.798
Number of accumulation units outstanding at end of period           4,544,020         3,925,370       3,161,941         2,168,853         932,788          429,546

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      1.011     $          --             N/A              N/A              N/A              N/A
Accumulation unit value at end of period                         $      1.049     $       1.011             N/A              N/A              N/A              N/A
Number of accumulation units outstanding at end of period             137,182            51,165             N/A              N/A              N/A              N/A

FIDELITY VIP MID CAP PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      1.848     $       1.572     $     1.265        $   0.921     $      1.037      $        --
Accumulation unit value at end of period                         $      2.070     $       1.848     $     1.572        $   1.265     $      0.921      $     1.037
Number of accumulation units outstanding at end of period           2,023,231         1,585,442       1,052,297          684,432          228,410          102,238

FIDELITY VIP VALUE LEADERS PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      1.132     $          --             N/A              N/A              N/A              N/A
Accumulation unit value at end of period                         $      1.295     $       1.132             N/A              N/A              N/A              N/A
Number of accumulation units outstanding at end of period             209,404             3,200             N/A              N/A              N/A              N/A

FIDELITY VIP VALUE PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      1.104     $          --             N/A              N/A              N/A              N/A
Accumulation unit value at end of period                         $      1.258     $       1.104             N/A              N/A              N/A              N/A
Number of accumulation units outstanding at end of period             255,367            88,461             N/A              N/A              N/A              N/A

FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Svs Cls 2)
Accumulation unit value at beginning of period                   $      1.178     $          --             N/A              N/A              N/A              N/A
Accumulation unit value at end of period                         $      1.362     $       1.178             N/A              N/A              N/A              N/A
Number of accumulation units outstanding at end of period              81,007             8,606             N/A              N/A              N/A              N/A

MFS CAPITAL OPPORTUNITIES SERIES
Accumulation unit value at beginning of period                   $      0.681     $       0.672     $     0.599        $   0.474     $      0.682      $     0.902
Accumulation unit value at end of period                         $      0.772     $       0.681     $     0.672        $   0.599     $      0.474      $     0.682
Number of accumulation units outstanding at end of period             386,468           367,044         313,519          182,173          117,818           71,830

MFS EMERGING GROWTH SERIES
Accumulation unit value at beginning of period                   $      0.573     $       0.527     $     0.468        $   0.362     $      0.553      $     0.840
Accumulation unit value at end of period                         $      0.616     $       0.573     $     0.527        $   0.468     $      0.362      $     0.553
Number of accumulation units outstanding at end of period             857,524           637,663         600,669          524,845          273,817          158,870

MFS INVESTORS TRUST SERIES
Accumulation unit value at beginning of period                   $      0.938     $       0.877     $     0.790        $   0.651     $      0.834      $     1.005
Accumulation unit value at end of period                         $      1.056     $       0.938     $     0.877        $   0.790     $      0.651      $     0.834
Number of accumulation units outstanding at end of period             566,309           479,839         349,383          331,496          111,685           61,882

MFS RESEARCH SERIES
Accumulation unit value at beginning of period                   $      0.797     $       0.742     $     0.643        $   0.519     $      0.696      $     0.894
Accumulation unit value at end of period                         $      0.878     $       0.797     $     0.742        $   0.643     $      0.519      $     0.696
Number of accumulation units outstanding at end of period             260,008           225,898         168,895          150,546          212,402           85,281

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation unit value at beginning of period                   $      1.362     $       1.315     $     1.149        $   0.921     $      1.074      $     1.085
Accumulation unit value at end of period                         $      1.615     $       1.362     $     1.315        $   1.149     $      0.921      $     1.074
Number of accumulation units outstanding at end of period           2,984,227         2,450,112       1,836,774         1,180,507         367,994          254,914

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation unit value at beginning of period                   $      0.905     $       0.783     $     0.690        $   0.532     $      0.660      $     0.859
Accumulation unit value at end of period                         $      1.074     $       0.905     $     0.783        $   0.690     $      0.532      $     0.660
Number of accumulation units outstanding at end of period           3,437,781         2,274,112       1,262,628          631,023          232,305          103,817

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation unit value at beginning of period                   $      1.216     $       1.200     $     1.191        $   1.149     $      1.104      $     1.032
Accumulation unit value at end of period                         $      1.261     $       1.216     $     1.200        $   1.191     $      1.149      $     1.104
Number of accumulation units outstanding at end of period           1,576,746         1,330,405         890,342          594,369          175,812           19,317

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation unit value at beginning of period                   $      1.419     $       1.241     $     1.052        $   0.765     $      0.984      $     1.006
Accumulation unit value at end of period                         $      1.508     $       1.419     $     1.241        $   1.052     $      0.765      $     0.984
Number of accumulation units outstanding at end of period           1,592,659         1,549,793       1,355,526          792,786          326,337          221,198

CONTRACT

Type of Contract

This prospectus offers a group unallocated variable annuity Contract, and our obligations are strictly limited to those set forth in this prospectus and the Contract. Neither the Plan Participant, nor any person deriving any rights or benefits from a Plan Participant and the Contract (e.g., a Plan beneficiary), will at any time have any rights or interest in the Accumulation Value. We incur no liability or obligation to any Plan Participant until a benefit has been purchased on behalf of a Plan Participant, or on behalf of a person deriving rights from a Plan Participant, in accordance with the provisions of the Contract. Our sole responsibility to any such Plan Participant or person deriving rights from a Plan Participant will be the payment of such benefits purchased on his behalf.

If the Plan maintains individual accounts for each Plan Participant or beneficiary, the Plan should have accounting procedures to allocate among those accounts the gains, losses and charges under this Contract. The plan is also responsible for the administration of tax or other legal requirements applicable to the plan and to the individual accounts of participants and beneficiaries.

Although this Contract is a group unallocated variable annuity and Plan Participants have no rights or interests under the Contract, we (and/or one of our affiliates) may enter into an independent administrative services agreement with a Plan administrator or Plan trustee to provide accounting, administrative and system support to keep records of Plan Participants’ contributions to and allocations among the Subaccounts of this Contract (an “administrative service agreement”). Our obligations and liabilities for those services are independent of this Contract and are strictly limited to the provisions of the administrative service agreement. Our role and responsibilities as issuer of the Contracts are different than our role and responsibilities, if any, as a service provider. An affiliate (or us) as service provider may have information that we as Contract issuers do not have.

The terms of the Contracts may only be changed by mutual agreement between American National and the Contract Owner, unless:

  the change is as described in the provision entitled “Changes in Investment Options”;
  American National is making the change in order to comply with a law or regulation to which American National or the Contracts are subject; or
  American National is making the change in order to maintain the tax status of the Contracts as described in the section entitled “Federal Tax Matters”

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state or decisions made by the Plan’s sponsor, trustee(s), or administrator. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact us for specific information that may be applicable to your state.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send a Purchase Payment to our home office. (See the “Allocation of Purchase Payments” provision in the “Contract” section of this prospectus). If the application cannot be processed within five days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office. All additional Purchase Payments received by us are effective when such Purchase Payments are received at our home office.

Purchase Payments paid are allocated as directed by you. Purchase Payments must be for the purpose of providing for Plan benefits. We assume no liability as to the sufficiency of the Accumulation Value to provide benefits according to the provisions of the Plan.

Allocation of Purchase Payments

Purchase Payments will be allocated to the Subaccounts according to instructions in the application. You can change these allocations at any time by written instruction to our home office, or if a properly completed telephone transaction authorization form is on file with us, by telephone.

Pursuant to a Plan of Reorganization approved by the shareholders of both funds, the AIM V.I. Small Cap Growth Fund was merged into the AIM V.I. Small Cap Equity Fund, effective May 1, 2007. The last day that purchases or redemptions were made in the Subaccount that invests in the AIM V.I. Small Cap Growth Fund was April 27, 2007.

After April 27, 2007, the Subaccount investing in the AIM V.I. Small Cap Growth Fund no longer accepts purchase payments or transfers from other Subaccounts or the fixed account, including dollar cost averaging transfers and automatic rebalancing program transfers. The Subaccount investing in the AIM V.I. Small Cap Growth Fund will be deleted, wherever listed, from any instructions you have given us regarding your purchase payments allocation, dollar cost averaging program, automatic rebalancing program, or withdrawals.

Unless we receive different instructions from you, we will reassign the allocations previously assigned to the AIM V.I. Small Cap Growth Fund Subaccount to the new Subaccount investing in the AIM V.I. Small Cap Equity Fund. If you want to provide different instructions, please submit your written instructions to P. O. Box 1893, Galveston, Texas 77553-1893, or, if you have a telephone authorization on file, call us at 1-800-306-2959.

You should read the Portfolio prospectus for the AIM V.I. Small Cap Equity Fund carefully. Please call us at 1-800-306-2959 if you need a copy of the prospectus.

Crediting of Accumulation Units

Purchase Payments will be used to purchase Accumulation Units in Subaccounts as the Contract Owner has instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a Subaccount by the Accumulation Unit value for that Subaccount computed following such allocation. Purchase Payments are not credited until actually received by us. A Plan Participant’s contribution to a Plan will not be credited until the Contract Owner forwards such contribution to us.

Determining Accumulation Unit Values

The Accumulation Unit value of each Subaccount reflects the investment performance of that Subaccount. We calculate Accumulation Unit value on each Valuation Date. The Accumulation Unit value on each Valuation Date is equal to the Accumulation Unit value for the preceding Valuation Date, multiplied by the net investment factor for that Subaccount on that Valuation Date.

A net investment factor is determined for each Subaccount on a Valuation Date as follows. First, we take the net asset value of a share in the corresponding Portfolio at the close of business that day, and we add the per share amount of any dividends or capital gains distributions declared by the Portfolio during the Valuation Period. We divide this amount by the per share net asset value on the preceding Valuation Date. Then we reduce the result for the administrative asset fee and the mortality and expense risk fee.

We will calculate the Accumulation Unit value for each Subaccount at the end of each Valuation Period. Investment performance of the Portfolios, their expenses and the deduction of certain charges by us affect the Accumulation Unit value for each Subaccount.

Transfers

You can make transfers among the Subaccounts. Requests for transfers must be in writing and must be received by our home office. Requests for transfers must be clear and complete to be in good order. We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order.

Payment of withdrawal amounts and transfers may be postponed whenever:

  the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC;
  the SEC by order permits postponement for the protection of the Contract Owners; or
  an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Market Timing

The Contract is not appropriate for market timing or any other kind of programmed, large, or frequent transfers. These types of transactions which result in frequent purchases and redemptions or other harmful trading in shares of the Portfolios are referred to as “Market Timing”. We discourage Market Timing. Market Timing can have adverse effects for other Contract Owners and Plan Participants, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

  When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This form of Market Timing is often referred to as “arbitrage,” and results in dilution of the value of the ownership interest of other investors in the Portfolio.
  When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.
  When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Market Timing. If investors in a Portfolio engage in Market Timing, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.
  When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Market Timing. Market Timing often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

As further described below, we will have difficulty monitoring for Market Timing in this Contract because of its group unallocated nature. Nevertheless, we have implemented policies and procedures appropriate for this type of contract in an attempt to deter Market Timing transfers. We will review transfer requests and transaction logs in an attempt to identify Market Timing transactions. When we identify what we believe to be a Market Timing transaction, we may refuse to honor or process the transfer, reverse such transfer and/or place restrictions on your transfer privileges. If we reverse a transfer, we will do so within two Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfers have been deemed Market Timing or otherwise potentially harmful to others, that the transfer has not been honored, that the transfer has been reversed and/or that the transfer privileges have been restricted. If we do not succeed in reaching you or your registered representative by phone, we will send a letter by first class mail to your address of record.

We will apply our Market Timing policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception. In our sole discretion, however, we may revise the Market Timing standards and procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter Market Timing, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on Market Timing, such as dollar or percentage limits on transfers. We may vary our Market Timing policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Market Timing policies and procedures are currently the same for all Subaccounts We may not always apply Market Timing detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Market Timing or otherwise susceptible to harm by frequent transfers. We may also vary our Market Timing policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. Since the Company retains the discretion to change its Market Timing policies and procedures at any time, you should be aware that the Company may even abandon such policies and procedures; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Market Timing.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Market Timing or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

Contract Owners or Plan Participants seeking to engage in Market Timing may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems, technological, human resource, and legal considerations. In addition, since the Contract is a group unallocated contract, we will be receiving “omnibus” orders from intermediaries such as retirement plans or their administrators. These omnibus orders reflect the aggregation and netting of multiple orders from Plan Participants. Accordingly, we may not always be able to identify a Contract Owner or Plan Participant engaged in Market Timing. The identification of Contract Owners determined to be engaged in Market Timing involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing policies and procedures will detect all Market Timing.

In addition to the standards and procedures described in this prospectus, each of the Portfolios may have its own Market Timing policies and procedures with respect to transfers of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Market Timing policies and procedures of a Portfolio may be different, and more or less restrictive, than the Market Timing policies and procedures of other Portfolios and the Market Timing policies and procedures for the Contract described in this prospectus. You should be aware that we may not have the contractual obligation or the operational capability to fully monitor Contract Owners’ transfer requests and apply the Market Timing policies and procedures of the Portfolios. Accordingly, you should assume that the sole protection you have against potential Market Timing harm is the protection, if any, provided by the Market Timing policies and procedures for the Contract described in this prospectus. Managers of the Portfolios may contact us if they believe or suspect that there is Market Timing or other potentially harmful trading, and, if so, we will take appropriate action in an attempt to protect others. To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Portfolios available through the Separate Account as a result of the Portfolios’ policies and procedures on Market Timing activities or other potentially abusive transfers. Moreover, we may, and we reserve the right to, reverse a potentially harmful transfer. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

You should also be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios’ ability to apply their respective Market Timing policies and procedures. Since other insurance companies and/or retirement plans may invest in the Portfolios, we cannot guarantee that the Portfolios will not suffer harm from Market Timing in variable contracts issued by other insurance companies or among Portfolios available to retirement plan participants. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from Contract Owners engaged in Market Timing, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to Contract Owners.

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959. We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

  transfers;
  changes in how any subsequent purchase payments are allocated;

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

  requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;
  confirming telephone transactions in writing to you; and/or recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our home office.

Asset Allocation

American National has entered into an agreement with Pro Nvest, Inc., a registered investment advisor, (“Pro Nvest”) to make asset allocation services available to owners of the Contract and their participants. Pro Nvest is independent of American National and is an unaffiliated company. American National receives no fees from Pro Nvest for making these asset allocation services available. Pro Nvest is not affiliated with any of the underlying portfolios offered through the Contract. American National does not endorse Pro Nvest and disclaims any responsibility for the asset allocation services provided by Pro Nvest.

CHARGES AND DEDUCTIONS

Surrender Charge

During the first seven Contract Years, a Surrender Charge may be imposed on withdrawals at a rate of no more than 7% of the amount withdrawn. (See the “Deferred Sales Load (‘Surrender Charge’)” provision in the “Fee Table” section of the prospectus for the table of surrender charges rates).

We will deduct a surrender charge from the Accumulation Value for withdrawals of all or a portion of the Accumulation Value. However, no surrender charge will apply to any such withdrawal:

a)

if you request a lump sum cash distribution and give us proof that benefits in the amount of the lump sum cash distribution are payable under the Plan to a Plan Participant or beneficiary due to the death, disability, termination of employment or retirement of a Plan Participant; or

b)

if you request that such withdrawal be applied to purchase from us any of the annuity options available under the Contract. (See the “Annuity Options provision in the “Annuity Payments” section of the prospectus).

For termination, the surrender charge will be equal to the surrender charge percentage multiplied by the Accumulation Value. The surrender charge percentage will be determined by the Contract Year in which the termination occurs.

For withdrawals not exempt from the surrender charge, a surrender charge will be assessed consistent with that applied to a termination. The surrender charge percentage will be determined by the Contract Year in which the withdrawal occurs.

Other Charges

The Contract is subject to certain other charges:

Administrative Asset Fee

An administrative asset fee at an annual rate of up to 0.90% is assessed daily against the Separate Account except when the Accumulation Value exceeds $500,000. The Administrative Asset Fee gradually declines when the Accumulation Value exceeds $500,000. See the “Fee Tables” section of this prospectus for a description of the Administrative Asset Fee when the Accumulation Value of the Contract exceeds $500,000.

Mortality and Expense Risk Fee

Annuity payments will not decrease because of adverse mortality experience of Plan Participants as a class or increases in our actual expenses over expense charges. We assume the risks that Plan Participants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs.

For our promises to accept these risks, a mortality and expense risk fee at an annual rate of 0.35% will be assessed daily against the Separate Account.

Charges for Taxes

We do not collect any at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account.

Portfolio Expenses

The Portfolios in which you have invested will charge the portfolio annual expenses. For a more complete description of those expenses, see the prospectuses for the Portfolios.

DISTRIBUTIONS UNDER THE CONTRACT

Withdrawals

The Contract Owner may make withdrawals under the Contract, in whole or in part, subject to the following limitations:

a)	The request must be made in writing and must be received by our home office.

b)	If a partial withdrawal would leave less than $1,200 Accumulation Value, we may terminate the Contract.

c)

A partial withdrawal request should specify the allocation of that withdrawal among the Subaccounts. If not specified, we will prorate the withdrawal among the Subaccounts. Surrender charges will be deducted from the Accumulation Value remaining after a partial withdrawal.

d)	Additional limitations apply to withdrawals, as explained in, the “Termination of Contract” provision below.

The Accumulation Unit value for withdrawals will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your withdrawal request.

Accumulation Value can be determined by multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit value and summing the results. The amount available for withdrawal equals the Accumulation Value less any applicable surrender charge. Accumulation Value will be reduced by the amount of any withdrawal and applicable surrender charge.

We expect to pay surrenders within seven days of receipt of your written request in proper form, however payment of surrenders may be delayed under certain circumstances. (See the “Transfers” provision in the “Contract” section of the prospectus.)

Termination of Contract

You may terminate the Contract at any time by giving us written notice. Such notice must specify a date of termination, which may not be earlier than 30 days after receipt at our home office.

We may terminate the Contract by giving you written notice, if any one or more of the following events occurs:

a)     the Accumulation Value is less than $1,200; or

b)     you failed to provide any information or render any performance required by the terms of this Contract.

Such termination notice will specify a date of termination, which will not be earlier than six months after the date you receive such notice.

Upon termination, no further Purchase Payment will be accepted, and you shall designate a party to receive the amounts due on termination. We shall transfer the balance of the Accumulation Value less any applicable surrender charge to the designated party. We shall have no obligation or duty to verify that such party has the right to receive such payment, nor that the Plan is or will continue to be qualified under the Internal Revenue Code, nor that such payments will be properly applied by the designated party. Such payment or payments will fully and finally discharge us of all liability under the Contract, except for the payment of annuity benefits previously purchased. (See the “Annuity Options” provision in the “Annuity Payments” of the prospectus). Termination of the Contract will have no effect upon the payments to be made by us to any person for whom an annuity has been purchased prior to the date of termination.

ANNUITY PAYMENTS

You can apply all or part of the Accumulation Value to any of the annuity options described below. These annuity options provide for fixed payments; accordingly,

Accumulation Value will be transferred to our General Account and annuity payments will be based upon the annuity option selected. Annuity payments can begin at any time. Such payments must be for the exclusive benefit of a Plan Participant or beneficiary or for a person designated by you for the exclusive benefit of such Plan Participant or beneficiary.

Annuity Options

The following annuity options are available to Contract Owners. The Plans will specify which of these options are available to individual Plan Participants.

Option 1 — Life Annuity — monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the individual’s death. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

Option 2 — Life Annuity with ten or 20 Years Certain — monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

Option 3 — Joint and Survivor Annuity — monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor’s death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

Option 4 – Installment Payments, Fixed Period — monthly payments for specified number of years of at least 5, but not exceeding 30. Payments will include interest at the effective rate of 2.5% per year.

Option 5 – Equal Installment Payments, Fixed Amount — monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, plus interest at an effective rate of 2.5% per year, is exhausted. The final annuity payment will be the remaining sum left with us. It may be more or less than the other payments.

Other Annuity Forms — May be agreed upon.

If a beneficiary dies while receiving annuity payments certain under Option 2, 4 or 5 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

The value of the annuity payment will vary based upon the amount of Accumulation Value applied to the annuity option. In addition, the annuity payment will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than joint and survivor annuities.

Annuity Provisions

We determine life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male, 50% female blend) and 2.5% interest which generally reflects the age of the payee and type of annuity option selected. The payee’s attained age at settlement will be adjusted downward by one year for each full five-year period that has elapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT, AND FUNDS

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life, accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Libbie Shearn Moody Trust owns approximately 37% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23% of the outstanding stock of American National Insurance Company.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account’s financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account’s and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the American National Variable Annuity Separate Account under Texas law on July 30, 1991. The Separate Account’s assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the Separate Account’s assets and will cause the total market value of such assets to be at least equal to the Separate Account’s reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account’s assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently numerous Subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

Since we are the legal holder of the Portfolio shares in the Separate Account we have the right to vote such shares at shareholders’ meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding Subaccount by the net asset value of one share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a Subaccount for which you have not given timely instructions and other shares held in a Subaccount will be voted by us in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance company variable contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or owners of other contracts and the retirement plans which invest in the Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.

      FUND: AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
   ADVISER: SECURITIES MANAGEMENT AND RESEARCH, INC.

    ---------------------------------------------------------------------------------------------------------------------------
      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

American National Growth Portfolio                        seeks to achieve long-term capital appreciation
American National Balanced Portfolio                      seeks to conserve principal, produce current income, and achieve long-term capital appreciation
American National Equity Income Portfolio                 seeks current income and long-term capital appreciation
American National High Yield Bond Portfolio               seeks to provide a high level of current income As a secondary investment objective, the portfolio seeks capital appreciation
American National International Stock Portfolio           seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S.
                                                          companies
American National Small-Cap/Mid-Cap Portfolio             seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies
American National Government Bond Portfolio               seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities
American National Money Market Portfolio                  seeks the highest current income consistent with the
                                                          preservation of capital and maintenance of liquidity

      FUND: THE ALGER AMERICAN FUND CLASS O SHARES
ADVISER: FRED ALGER MANAGEMENT, INC.
    ---------------------------------------------------------------------------------------------------------------------------

      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio             seeks long-term capital appreciation
Alger American Growth Portfolio                           seeks long-term capital appreciation
Alger American MidCap Growth Portfolio                    seeks long-term capital appreciation
Alger American Leveraged AllCap Portfolio                 seeks long-term capital appreciation
Alger American Income & Growth Portfolio                  primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation
Alger American Balanced Portfolio                         seeks current income and long-term capital appreciation

      FUND:  FEDERATED INSURANCE SERIES
ADVISOR:  FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISER FOR FEDERATED CAPITAL INCOME FUND II,
          FEDERATED MID CAP GROWTH STRATEGIES FUND II, FEDERATED EQUITY INCOME FUND II AND FEDERATED KAUFMANN FUND II
    ---------------------------------------------------------------------------------------------------------------------------
      Subaccount investing in:                                               Investment objective:

    ---------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II                                        seeks to achieve high current
Subadvised by: Federated Investment                                     income and moderate
Management Company                                                      capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Federated Mid Cap Growth Strategies Fund II                             seeks capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund II                              seeks to provide above average income and capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann Fund II - Primary Shares                             seeks capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Subadvised by: Federated Global Investment
Management Corp.
---------------------------------------------------------------------------------------------------------------------------
      ADVISOR:  FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH INCOME BOND FUND II, FEDERATED FUND
              FOR U.S. GOVERNMENT SECURITIES II AND FEDERATED QUALITY FUND II
    ---------------------------------------------------------------------------------------------------------------------------
      Subaccount investing in:                                               Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

Federated High Income Bond Fund II - Primary Shares                         seeks high current income
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                            seeks to provide current income
Federated Quality Bond Fund II - Primary Shares                             seeks to provide current income
---------------------------------------------------------------------------------------------------------------------------

      FUND:FIDELITY VARIABLE INSURANCE PRODUCTS, SERVICE CLASS 2
ADVISER: FIDELITY AND MANAGEMENT RESEARCH COMPANY

   Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

VIP Mid Cap Portfolio                                     seeks long-term growth of capital
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
VIP Index 500 Portfolio                                   seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the
                                                          Standard & Poor's 500SMIndex (S&P 500®)
Subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Geode Capital Management
FMR Co., Inc
VIP Contrafund®Portfolio                                 seeks long-term capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

VIP Aggressive Growth Portfolio                           seeks capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        seeks to provide capital growth
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management& Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Equity-Income Portfolio                               seeks reasonable income and will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
VIP Investment Grade Bond Portfolio                       seeks as high a level of current income as is consistent with the preservation of capital
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity International Investment Advisors
---------------------------------------------------------------------------------------------------------------------------
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

VIP Growth and Income Portfolio                           seeks high total return through a combination of current income and capital appreciation.
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
VIP Value Portfolio                                       seeks capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

VIP Value Leaders Portfolio                               seeks capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Strategies Portfolio                            seeks capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

      FUND:    AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
ADVISER: AIM ADVISERS, INC.

   Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                          seeks capital growth
AIM V.I. Small Cap Growth Fund                            seeks long-term  growth of capital
AIM V.I. Utilities Fund                                   seeks capital growth and also seeks current income
AIM V.I. Dynamics Fund                                    seeks long-term capital growth
AIM V.I. Financial Services Fund                          seeks capital growth
AIM V.I. Technology Fund                                  seeks capital growth
AIM V.I. Global Real Estate Fund                          seeks to achieve high total return
                                                          through growth of capital and current income
Subadvised by: INVESCO Institutional (N.A.), Inc.
---------------------------------------------------------------------------------------------------------------------------

      FUND: MFS®VARIABLE INSURANCE TRUST-INITIAL CLASS SHARES
ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY
    ---------------------------------------------------------------------------------------------------------------------------

      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

MFS Core Equity Series++                                  seeks capital appreciation
MFS Emerging Growth Series                                seeks capital appreciation
MFS Research Series                                       seeks capital appreciation
MFS Investors Trust Series                                seeks capital appreciation
++Formerly MFS Capital Opportunites Series

      FUND:      T. ROWE PRICE
ADVISER:      T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of
              T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.
ADVISER:      T. Rowe Price International, Inc., is responsible for selection and management of the portfolio investments of T. Rowe Price International Series, Inc.
    ---------------------------------------------------------------------------------------------------------------------------

      FUND:         T. ROWE PRICE EQUITY SERIES, INC.
    ---------------------------------------------------------------------------------------------------------------------------
      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income Portfolio                     seeks to provide substantial dividend income as well as
                                                          long-term growth of capital through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*                   seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth
      FUND:         T. ROWE PRICE FIXED INCOME SERIES, INC.
    ---------------------------------------------------------------------------------------------------------------------------
      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio                 seeks a high level of income consistent with moderate
                                                          fluctuations in principal value
---------------------------------------------------------------------------------------------------------------------------
      FUND:         T. ROWE PRICE INTERNATIONAL SERIES, INC.
    ---------------------------------------------------------------------------------------------------------------------------
      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

T. Rowe Price International Stock Portfolio               seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
---------------------------------------------------------------------------------------------------------------------------
* Not available for investment in contracts issued on or after May 1, 2004.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets and/or from “Rule 12b-1" fees deducted from Fund assets. Plan participants, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between Funds and portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National. American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and, in its role as an intermediary, the Funds. American National and its affiliates may profit from these payments.

During 2006, we received the following amounts with respect to the following Funds:

                  Fund                            Amount We Received
     AIM Variable Insurance Funds                     $  87,078
     The Alger American Fund                             79,944
     Fidelity Variable Insurance Products               353,918
     Federated Insurance Series                          41,807
     MFS Variable Insurance Trust                        20,734

During 2007, we expect to receive the following percentages of the Accumulation Value under the
Contracts that are invested in each Fund:

                  Fund                                  Percentage We Anticipate Receiving
     AIM Variable Insurance Funds                                        .25%
     The Alger American Fund                                             .25%
     Fidelity Variable Insurance Products                                .40%
     Federated Insurance Series                                          .25%
     MFS Variable Insurance Trust                                        .15%

The Portfolios are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general-public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Changes in Investment Options

We may establish additional Subaccounts which would invest in Portfolios of Funds chosen by us. We may also, from time to time, discontinue the availability of existing Subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a Subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

FEDERAL TAX MATTERS

Introduction

The following discussion is general in nature and is not intended as tax advice for each Contract Owner. It does not address the tax consequences resulting from all situations in which a Contract Owner may maintain such a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National’s understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

Taxation of Annuities in General

Since a group unallocated Contract is not purchased directly by individuals, those portions of the Internal Revenue Code, (the “Code”), relating to individual ownership of annuities are not applicable to the group unallocated Contract Owner. Certain provisions of section 72 of the Code would apply if the Contract Owner is a corporation or is not a natural person and the Contract is not maintained under a plan which has favorable tax treatment under the Code.

Qualified Contracts The group unallocated Contract is designed for use with several types of qualifying Plans subject to Code sections 401, 403(b) and 457. The tax rules applicable to such qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Plan Participants in qualified Plans may include business owners (both self-employed and stockholders) and their employees for whom pension and profit sharing plans have been established, employees of public schools and certain tax exempt organizations for whom a tax sheltered annuity has been purchased, and employees covered by a section 457 deferred compensation plan sponsored by an eligible government or tax-exempt entity.

As a rule, Purchase Payments made by or for Plan Participants in qualified Plans are not subject to taxation at the time such payments are made in the Contract. In their capacity as Plan trustees or administrators, Contract Owners are responsible for the communication of appropriate information about the operation of the qualified or section 457 (f) Plan and the tax consequences of making contributions to the Plan, purchasing this Contract under the Plan, and distributing Plan benefits. Distribution of benefits and tax withholding thereon is the sole responsibility of the Contract Owner. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract do not comply with the law. Subject to certain exceptions, distributions made to a Participant before age 591/2are subject to a 10% premature distribution penalty tax.

Corporate pension and profit-sharing plans under section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. A Contract Owner that uses the Contract in conjunction with a defined contribution plan under section 401(a) of the Code (which is also known as an “individual account plan”) is solely responsible for allocating the assets of the Contract with respect to participants’ individual accounts.

Tax Sheltered Annuities — Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59 1/2, and severance of employment, disability, or financial hardship:

  salary reduction contributions made in years beginning after December 31, 1988;
  earnings on those contributions; and
  earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

457 Contracts — Plans established under section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provide for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under a section 457 Plan, a participant may usually specify the form of investment in which his or her participation will be made. Under a non-governmental plan, however, all such investments are owned by and are subject to the claims of the general creditors of the non-governmental sponsoring employer. In general, all amounts received under a section 457 Plan are taxable and are subject to federal income tax withholding as wages.

The Contract is also available to certain governmental and tax-exempt employers for use in connection with section 457 (f) deferred compensation arrangements. Participants in these arrangements are taxed when there is no substantial risk of forfeiture of the rights to the deferred compensation, which may be prior to the time of receipt. All investments are owned by and are subject to the claims of the general creditors of the employer.

Due to the complexity of the tax rules associated with the sponsorship and operation of qualified and 457 (f) Plans, entities contemplating establishment of such Plans should seek advice from competent sources with respect to the responsibilities and obligations associated with such Plans.

Other Tax Issues

Qualified Plans have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

“Eligible rollover distributions” from section 401(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Other distributions from Qualified Plans generally are subject to withholding for the Plan Participant’s federal income tax liability. The withholding rate varies according to the type of distribution and the Participant’s tax status. The Participant will be provided the opportunity to elect not to have tax withheld from distributions.

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from the Contract, or from any applicable payment, and pay it directly to the IRS.

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment of the group unallocated Contract. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

PERFORMANCE

Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.

Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The Subaccount that invests in the American National Money Market portfolio may advertise current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTION OF THE CONTRACT

Principal Underwriter

Securities Management and Research, Inc. (SM&R”), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the distributor and principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker/dealer; and is a member of the National Association of Securities Dealers. More information about SM&R and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with SM&R are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

Sales Of The Contracts

SM&R offers the Contracts through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts (“selling brokers”); and (ii) its own registered representatives who are registered with the NASD and with the states in which they do business. The selling brokers also sell the Contracts through registered representatives. Their registered representatives are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Contracts to the registered representatives of SM&R and to the other selling brokers.. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregated purchase payments. We pay commissions either as a percentage of first year purchase payments or as a combination of a percentage of first year purchase payments and percentage of Accumulation Value in subsequent years. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits a Contract owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which may take into account, among other things, the length of time purchase payments have been held under the Contract, Accumulation Values and elected features and benefits).

We have an agreement with SM&R pursuant to which we pay the commissions arising out of the sale of the Contracts. When a Contract is sold through a registered representative of SM&R, for example, we pay the entire amount of the sales commission to the registered representatives. Since registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

When a Contract is sold through a selling broker, we pay the entire sales commission directly to the selling broker; that broker may retain a portion of the commission before it pays a commission or other compensation to the registered representative who sold the Contract.

In addition to such commissions, we may pay dining or entertainment expenses for the selling brokers or their representatives. The selling brokers may from time to time invite us to participate in conferences sponsored by the selling broker. The selling broker typically requests that we pay a fee ranging from a nominal amount to $75,000 for our participation, but the amount actually paid is usually negotiated. In calendar year 2006, the actual fees paid ranged from $450 to $3,500, depending upon our level of participation in the conference. Finally, we may pay a selling broker an additional sales incentive contingent upon a specified level of qualifying premium of variable life insurance sales. Currently, we do not have selling brokers qualifying for such contingent incentives.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other sale incentives and marketing payments, are not charged directly to you or to your Accumulation Value but are taken into account when setting the levels of fees and charges that you do pay.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

FINANCIAL STATEMENTS

The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Information, call 1-800-306-2959 or send a written request to:

American National Insurance Company

One Moody Plaza

Variable Contracts Department

Galveston, TX 77550-7999

STATEMENT OF ADDITIONAL INFORMATION

A Registration Statement describing the Contracts has been filed with the Securities and Exchange Commission under the Securities Act of 1933. This Prospectus does not contain all of the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account, and the Contract offered. Statements contained in this prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www/sec/gov. The table of contents for the Statement of Additional Information follows:

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling 1-800-306-2959.

American National Insurance CompanyVariable
Contracts Department

P.O.     Box 1893 One Moody Plaza

Galveston, Texas 77550

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PART B

GROUP UNALLOCATED VARIABLE ANNUITY CONTRACT

STATEMENT OF ADDITIONAL INFORMATION

ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY

HOME OFFICE

ONE MOODY PLAZA

GALVESTON TX 77550-7999

1-800-306-2959

RELATING TO THE PROSPECTUS DATED APRIL 30, 2007

Registrant

American National Insurance Company Separate Account
One Moody Plaza

Galveston, Texas 77550-7999

Depositor

American National Insurance CompanyOne
Moody Plaza

Galveston, TX 77550-7999

Principal Underwriter

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas 77573

Independent Registered Public Accounting Firm

KPMG LLP
700 Louisiana
Houston, Texas 77002-2786

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Group Unallocated Variable Annuity Contract offered by American National Insurance Company (“American National”). You may obtain a copy of the prospectus dated April 30, 2007, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract (“the Contract”).

Form 4872-SAI 04-07

THE CONTRACT

The following provides additional information about the Contract which supplements the description in the prospectus.

ASSIGNMENT

The Contract may not be assigned.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to effect the payments , the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the Annuitant. Only fixed annuity payments are available under the Contract. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries).

DISTRIBUTION OF THE CONTRACT

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and, as necessary, state insurance laws. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts, however, we reserve the right to do so.

Pursuant to a Distribution and Administrative Services Agreement (the “Distribution Agreement”) with our affiliate Securities Management and Research, Inc. (“SM&R”), SM&R acts as the principal underwriter on behalf of American National for distribution of the Contract. SM&R’s home office is located at 2450 South Shore Boulevard, League City, TX 77573. SM&R offers the Contracts through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts (“selling brokers”); and (ii) its own registered representatives. The selling brokers also sell the Contracts through registered representatives. The registered representatives are registered with the NASD and with the states in which they do business. Their registered representatives are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

SM&R is not entitled to any remuneration for its services as principal underwriter; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter. Commissions are paid to the selling brokers under their respective agreements with SM&R. SM&R passes through commissions it receives to the selling broker for their respective sales, and does not retain any portion of those commissions. Similarly, commissions are paid to the registered representatives of SM&R for the sale of the Contracts.

We paid aggregate underwriting commissions of $5,303,918, $5,161,558, and $5,234,639, in 2006, 2005 and 2004, respectively, to SM&R for the sale of variable life policies and variable annuity contracts by its registered representatives and the selling brokers. SM&R did not retain any of these commissions.

TAX MATTERS

Diversification Requirements. The Code requires that the investments underlying the Separate Account be “adequately diversified” in order for the Contracts to be treated as annuities for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

In certain circumstances, the Contract Owners of variable annuity Contracts may be considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over the Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting a Contract.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying Portfolios and annual reports concerning the Separate Account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to:

  the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"),
  Dow Jones Industrial Average (“DJIA”),
  Donoghue's Money Market Institutional Averages;
  other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

  the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and the effect of tax deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each Subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Subaccount, other than yield quotations, will be accompanied by information on that Subaccount’s standardized total return for the most recent 1, 5 and 10-year periods or, if less, the period from the Subaccount’s inception of operation.

Total return quoted in advertising reflects all aspects of a Subaccount’s return, including the automatic reinvestment by the Separate Account of all distributions and any change in the Subaccount’s value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the SEC:

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period. Nonstandardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

In addition to average annual returns, the Subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Total Return (Nonstandard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

In addition to average annual returns, the Subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Yields

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven-day periods. Current yield of a money market Subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula prescribed by the SEC:

Effective Yield = [(Base Period Return +1)365/7] — 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond Subaccounts will reflect the income generated by a Subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:

Yield = 2[((a — b)/cd + 1)(6) — 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Portfolios as needed to:

• collect charges,

• pay surrenders, or

• provide benefits.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include Subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, American National may redeem any shares in the corresponding Portfolio and substitute shares of another Portfolio of a registered open-end management company.

American National may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new Subaccount.

If any of these substitutions or changes is made, American National may change the Contract by sending an endorsement. American National may:

  operate the Separate Account as a management company,
  de-register the Separate Account if registration is no longer required, combine the Separate Account with other separate accounts, restrict or eliminate any voting rights associated with the Separate Account, or transfer the assets of the Separate Account relating to the Contracts to another separate account.

American National would, of course, not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the funds sell their shares to the Separate Account contain varying provisions regarding termination. The following generally summarizes those provisions.

American National Investment Accounts, Inc.

The participation agreement for the American National Fund provides for termination:

  upon sixty days advance written notice by any party,
  by American National if any of the American National Fund's shares are not reasonably available to meet the requirements of the Contracts, by American National if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts, by American National upon the requisite vote of the Contract Owners having an interest in a particular Subaccount to substitute the shares of another investment company for the corresponding American National Fund shares, or by American National upon institution of formal proceedings against the American National Fund by the SEC.

Fidelity Variable Insurance Products–Service class 2

All participation agreements for the Fidelity Funds provide for termination:

  upon sixty days advance written notice by any party,
  by American National with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts, by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts, by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the “Code”), or if American National reasonably believes the Fidelity Funds may fail to so qualify, by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement, by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity, by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity, by the Fidelity Funds or the underwriter forty-five days after American National gives the Fidelity Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding, or upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National’s interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

  upon six months advance written notice by any party,
  by American National with respect to any T. Rowe Price Portfolio if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts, by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National’s ability to perform under the T. Rowe Price participation agreement, by American National upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement, by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify, by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply, by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity, by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity, by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity, by the T. Rowe Price Funds or the underwriter sixty days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding, or upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National’s interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

  upon one hundred eighty days advance written notice by any party, at American National’s option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts, at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares,
  t American National’s option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, NASD, or any other regulatory body, upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund, if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts, upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National’s interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund, at American National’s option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or at American National’s option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

  upon six months advance written notice by any party,
  at American National’s option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National, at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund, at American National’s option upon the institution of formal proceedings against the MFS Fund by the SEC, NASD, or any other regulatory body regarding the MFS Fund’s or the underwriter’s duties under the MFS participation agreement or related to the sale of shares of the MFS Fund, at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund, by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity, by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity, at the option of any party, upon another party’s material breach of any provision of the MFS participation agreement, or upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger American Fund Class O Shares

This participation agreement provides for termination:

  upon six months advance written notice by any party,
  at American National’s option to the extent the shares of any Alger American Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National, at the option of the Alger American Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the Alger American participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the Alger American Fund, at American National’s option upon the institution of formal proceedings against the Alger American Fund by the SEC, NASD, or any other regulatory body regarding the Alger American Fund’s or the underwriter’s duties under the Alger American participation agreement or related to the sale of shares of the Alger American Fund, at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger American Fund, provided American National gives the Alger American Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the Alger American Fund, by the Alger American Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity, by American National upon a determination by American National that the Alger American Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity, at the option of any party, upon another party’s material breach of any provision of the Alger American participation agreement, or upon assignment of the Alger American participation agreement, unless made with the written consent of the parties to the Alger American participation agreement.

AIM Variable Insurance Funds

The AIM Funds participation agreement generally provides for termination:

  Upon six months advance written notice by any party, with or without cause ; or
  Upon ninety days advance written notice to the other party upon the institution of formal proceedings by the NASD, the SEC or any state insurance regulator or any other regulatory body if the notifying party reasonably determines that such proceedings would have a material likelihood of imposing material adverse consequences; or
  Upon two-business day advance written notice for certain specified reasons (i.e. for cause).

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006 and the financial statements of the American National Variable Annuity Separate Account as of December 31, 2006 and for each of the years or lesser periods in the two-year period then ended, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of American National Insurance Company and Contract Owners of American National
Variable Annuity Separate Account:
We have audited the accompanying statement of net assets of the American National Variable Annuity
Separate Account (comprised of Alger American (AA) Small Capitalization, AA Growth, AA Income and Growth,
AA Balanced, AA MidCap Growth, AA Leveraged AllCap, Federated Capital Income Fund II, Federated Fund for
U.S. Government Securities II, Federated High Income Bond Fund II-Primary Shares, Federated MidCap Growth
Strategies Fund II, Federated Equity Income Fund II, Federated Quality Bond Fund II-Primary Shares,
Federated Kaufmann Fund II-Primary Shares, Fidelity Variable Insurance Product (VIP) Growth and Income,
Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Money Market,
Fidelity VIP Overseas, Fidelity VIP Investment Grade Bond, Fidelity VIP Asset Manager, Fidelity VIP Index
500, Fidelity VIP Contrafund, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP
Growth Opportunities, Fidelity VIP MidCap, Fidelity VIP Aggressive Growth II, Fidelity VIP Asset Manager
II, Fidelity VIP Asset Manager: Growth II, Fidelity VIP Contrafund II, Fidelity VIP Index 500 II, Fidelity
VIP Growth Opportunities II, Fidelity VIP MidCap II, Fidelity VIP Equity Income II, Fidelity VIP
Investment Grade Bond II, Fidelity VIP Growth and Income II, Fidelity VIP Value II, Fidelity VIP Value
Strategies II, Fidelity VIP Value Leaders II, AIM Variable Insurance Funds (V.I.) Dynamics, AIM V.I.
Global Health Care, AIM V.I. Technology, AIM V.I. Small Cap Growth, AIM V.I. Global Real Estate, AIM V.I.
Utilities, AIM V.I. Financial Services, MFS Emerging Growth, MFS Capital Opportunities, MFS Research, MFS
Investors Trust, Van Eck (VE) Worldwide Hard Assets, VE Worldwide Emerging Markets, American National (AN)
Growth, AN Equity Income, AN Balanced, AN Money Market, AN Government Bond, AN High Yield Bond, AN
Small/MidCap, AN International Stock, T. Rowe Price (TRP) Equity Income, TRP International Stock, TRP
Limited-Term Bond, TRP Mid-Cap Growth, Lazard (LAZ) Retirement Small Cap, and LAZ Retirement Emerging
Markets Subaccounts) (collectively, the Account) as of December 31, 2006, and the related statement of operations for the year then ended and the related statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements are the responsibility of the Account's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2006 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American National Variable Annuity Separate Account as of
December 31, 2006 and the results of its operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and their financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Houston, TX
April 27, 2007

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                         The Alger American Fund - Class O Shares
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                           Alger               Alger           Alger Income &
                                                                                  Small Cap            Growth              Growth
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
91,486 shares at net asset value of $28.42                                                2,600                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $2,169)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
60,258 shares at net asset value of $41.22                                                   --               2,484                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $2,140)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
113,739 shares at net asset value of $11.09                                                  --                  --               1,261
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,100)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               2,600               2,484               1,261
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
Net assets applicable to policyholders                                                     2,600              2,484               1,261
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest Variable Annuity II                                                           169                234                 266
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - No Rider                                               480                244                 126
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                          307                 92                  68
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                               6                 --                   1
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              87                270                 106
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WQ III Group Unallocated Variable Annuity                                               1,551              1,644                 694
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest Variable Annuity II                                                       188,683            300,047             332,980
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - No Rider                                           496,508            313,600             152,370
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                      319,485            118,427              82,838
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                           6,334                 --               1,332
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                          92,161            355,221             132,254
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WQ III Group Unallocated Variable Annuity                                           1,556,464          2,045,770             815,987
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest Variable Annuity II                                                          0.89               0.78                0.80
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - No Rider                                              0.97               0.78                0.82
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         0.96               0.77                0.82
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                            0.95                 --                0.81
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                            0.94               0.76                0.81
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WQ III Group Unallocated Variable Annuity                                                1.00               0.80                0.85
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                         The Alger American Fund - Class O Shares
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                       Alger Balanced       Alger MidCap      Alger Leveraged
                                                                                                       Growth              AllCap
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
235,802 shares at net asset value of $14.11                                               3,327                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $3,125)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
142,516 shares at net asset value of $20.75                                                  --               2,957                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $2,849)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
30,920 shares at net asset value of $41.48                                                   --                  --               1,283
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,005)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               3,327               2,957               1,283
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                     3,327              2,957               1,283
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                           288                363                 120
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                             1,417                494                 128
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                          218                198                  51
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                   2
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              16                150                  30
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                               1,388              1,752                 952
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                       277,646            313,988             160,014
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                         1,344,254            417,105             156,812
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                      208,028            168,467              62,771
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --               2,174
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                          16,019            130,066              36,993
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                           1,274,891          1,434,028           1,126,281
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                          1.04               1.16                0.75
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                              1.05               1.18                0.82
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         1.05               1.18                0.81
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                0.81
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                            1.03               1.16                0.80
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                1.09               1.22                0.85
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                           Federated Insurance Series - Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Assets                                         Federated         Federated US       Federated High
                                                                                   Capital                              Income Bond-
                                                                                    Income        Gov't Securities       Prim. Sh.
------------------------------------------------------------------------------ ----------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------ ----------------- ------------------- ------------------- -------------------
54,866 shares at net asset value of $9.73                                                   534                  --                  --

                                                                               ----------------- ------------------- ------------------- -------------------
                                                                               ----------------- ------------------- ------------------- -------------------
(cost $473)
------------------------------------------------------------------------------
------------------------------------------------------------------------------ ----------------- ------------------- ------------------- -------------------
64,038 shares at net asset value of $11.34                                                   --                 726                  --

                                                                               ----------------- ------------------- ------------------- -------------------
                                                                               ----------------- ------------------- ------------------- -------------------
(cost $729)
------------------------------------------------------------------------------
------------------------------------------------------------------------------ ----------------- ------------------- ------------------- -------------------
400,255 shares at net asset value of $7.85                                                   --                  --               3,142
                                                                               ----------------- ------------------- ------------------- -------------------
                                                                               ----------------- ------------------- ------------------- -------------------
(cost $3,046)
------------------------------------------------------------------------------
------------------------------------------------------------------------------ ----------------- ------------------- ------------------- -------------------
                                Total Assets                                                534                 726               3,142
------------------------------------------------------------------------------ ----------------- ------------------- ------------------- -------------------

------------------------------------------------------------------------------
                                 Liabilities
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       534                726               3,142
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------

------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
Policyholders' Equity
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            54                683                 683
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                               110                 25                 660
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           83                  4                 177
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              14                 --                 179
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                 273                 14               1,443
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                        57,123            493,379             514,542
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                           114,636             23,870             489,580
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                       87,251              4,167             131,936
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                          15,098                 --             136,048
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                             276,135             13,280           1,036,264
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                          0.95               1.39                1.33
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                              0.96               1.03                1.35
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         0.95               1.03                1.34
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                            0.93                 --                1.32
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                0.99               1.05                1.39
------------------------------------------------------------------------------ ------------------ ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                           Federated Insurance Series - Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                       Federated Mid      Federated Equity   Federated Quality       Federated
                                                                                 Cap Growth
                                                                                 Strategies            Income          Bond-Prim. Sh.    Kaufmann-Prim. Sh.
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
55,571 shares at net asset value of $25.64                                                1,425                  --                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,295)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
62,812 shares at net asset value of $16.34                                                   --               1,026                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $839)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
14,455 shares at net asset value of $11.29                                                   --                  --                 163                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $160)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
20,201 shares at net asset value of $16.46                                                   --                  --                  --                 333
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $307)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               1,425               1,026                 163                 333
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                     1,425              1,026                 163                  333
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                           872                407                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                               139                150                  94                   25
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           22                 40                  --                    4
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              49                111                   4                   22
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                 343                318                  65                  282
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                       598,922            287,463                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                           156,749            141,574              90,531               18,654
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                       25,477             38,419                  --                2,672
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                          56,427            107,929               3,564               16,530
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                             374,549            291,011              62,624              203,782
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                          1.46               1.42                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                              0.89               1.06                1.04                 1.36
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         0.88               1.05                  --                 1.36
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                            0.87               1.03                1.03                 1.35
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                0.91               1.09                1.05                 1.38
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                     Fidelity Growth &    Fidelity Equity     Fidelity Growth      Fidelity High
                                                                                   Income              Income                                  Income
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
4,908 shares at net asset value of $16.12                                                    79                  --                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $70)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
73,352 shares at net asset value of $26.20                                                   --               1,922                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,724)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
49,005 shares at net asset value of $35.87                                                   --                  --               1,758                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $2,051)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
19,654 shares at net asset value of $6.35                                                    --                  --                  --                 125
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $131)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                  79               1,922               1,758                 125
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                        79              1,922               1,758                  125
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            79              1,922               1,758                  103
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   22
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                        73,441            621,625             709,761               64,287
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --               13,860
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                          1.08               3.09                2.48                 1.60
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                 1.61
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                       Fidelity Money    Fidelity Overseas        Fidelity         Fidelity Asset
                                                                                                                      Investment Grade
                                                                                   Market                                   Bond              Manager
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
281,140 shares at net asset value of $1.00                                                  281                  --                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $281)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
39,763 shares at net asset value of $23.97                                                   --                 953                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $799)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
12,829 shares at net asset value of $12.76                                                   --                  --                 164                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $162)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
49,882 shares at net asset value of $15.71                                                   --                  --                  --                 784

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $715)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 281                 953                 164                 784
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       281                953                 164                  784
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --                  439
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                           281                920                 164                  345
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 33                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --              329,916
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                       204,864            434,673              87,327              172,114
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --             15,607                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --                 1.33
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                          1.37               2.12                1.87                 2.00
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --               2.13                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                          Fidelity            Fidelity         Fidelity Asset
                                                                                 Index 500           Contrafund         Mgr. Growth
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
46,586 shares at net asset value of $161.36                                               7,517                  --                 ---

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $5,958)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
214,152 shares at net asset value of $31.47                                                  --               6,739                 ---

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $5,339)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
63,860 shares at net asset value of $13.60                                                   --                  --                 869
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $855)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               7,517               6,739                 869
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                     7,517              6,739                 869
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                         4,188              3,677                 559
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                         3,329              2,999                 310
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 63                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                     2,861,867          1,893,645             464,672
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                     1,059,837            881,278             175,371
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --             18,379                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                          1.46               1.94                1.20
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                          3.14               3.40                1.77
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --               3.42                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                     Fidelity Balanced    Fidelity Growth         Fidelity
                                                                                                        Opp.               MidCap
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
7,996 shares at net asset value of $15.63                                                   125                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $113)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
50,683 shares at net asset value of $18.16                                                   --                 920                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $883)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
32,855 shares at net asset value of $34.77                                                   --                  --               1,142

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $933)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 125                 920               1,142
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       125                920               1,142
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                903                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                           125                 17               1,142
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --            861,076                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                       109,367             21,853             385,237
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --               1.05                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                          1.14               0.79                2.97
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                          Fidelity         Fidelity Asset         Fidelity
                                                                             Aggressive Growth        Manager            Contrafund
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
116,566 shares at net asset value of $9.29                                                1,083                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $983)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
317 shares at net asset value of $15.47                                                      --                   5                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $5)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
273,083 shares at net asset value of $31.11                                                  --                  --               8,496
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $7,723)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               1,083                   5               8,496
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                     1,083                  5               8,496
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                               103                 --               2,260
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           36                 --                 455
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                   3
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                 445
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                 944                  5               5,333
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                           103,520                 --           1,669,974
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                       36,164                 --             338,141
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --               2,069
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --             336,851
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                             916,893              4,437           3,815,681
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                              1.00                 --                1.35
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         0.99                 --                1.34
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                1.34
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --                1.32
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                1.03               1.11                1.40
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                          Fidelity        Fidelity Growth     Fidelity MidCap
                                                                                 Index 500              Opp.
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
46,487 shares at net asset value of $159.89                                               7,433                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $6,136)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
61,259 shares at net asset value of $18.03                                                   --               1,104                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $968)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
224,175 shares at net asset value of $34.25                                                  --                  --               7,678
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $6,786)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               7,433               1,104               7,678
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                     7,433              1,104               7,678
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                             1,762                191               2,227
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                          447                 11               1,045
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  21
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                             567                 76                 195
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                               4,657                826               4,190
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                         1,775,792            221,807           1,110,006
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                      453,254             13,133             524,028
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --              10,581
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                         584,829             90,442              99,328
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                           4,544,020            929,556           2,023,231
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                              0.99               0.86                2.01
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         0.99               0.86                2.00
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                1.98
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                            0.97               0.84                1.97
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                1.02               0.89                2.07
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                      Fidelity Equity         Fidelity       Fidelity Growth &
                                                                                                     Investment
                                                                                   Income            Grade Bond            Income
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
16,224 shares at net asset value of $25.87                                                  420                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $424)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
25,496 shares at net asset value of $12.56                                                   --                 320                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $311)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
22,672 shares at net asset value of $15.86                                                   --                  --                 360
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $334)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 420                 320                 360
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       420                320                 360
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                               113                163                  95
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                          103                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              41                 13                   5
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                 163                144                 260
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                            87,418            157,392              76,562
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                       79,449                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                          31,817             13,022               3,768
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                             123,435            137,182             206,672
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                              1.30               1.03                1.24
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         1.30                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                            1.29               1.03                1.23
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                1.32               1.05                1.26
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                       Fidelity Value      Fidelity Value      Fidelity Value
                                                                                                     Strategies           Leaders
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
29,376 shares at net asset value of $14.14                                                  415                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $380)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
24,903 shares at net asset value of $13.48                                                   --                 336                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $313)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
21,837 shares at net asset value of $14.75                                                   --                  --                 322
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $309)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 415                 336                 322
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       415                336                 322
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                78                203                  19
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                  26
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                  6                   6
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              16                 17                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                 321                110                 271
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                            63,231            150,775              14,492
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --              20,444
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --              4,503               4,933
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                          12,615             12,582                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                             255,367             81,007             209,404
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                              1.24               1.34                1.28
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --                1.27
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --               1.34                1.27
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                            1.23               1.34                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                1.26               1.36                1.30
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                               AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                            AIM                 AIM            AIM Technology           AIM
                                                                                  Dynamics       Global Health Care                       Small Co. Growth
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
8,819 shares at net asset value of $17.15                                                   151                  --                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $120)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
35,816 shares at net asset value of $21.51                                                   --                 770                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $676)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
52,913 shares at net asset value of $14.02                                                   --                  --                 742                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $630)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
49,420 shares at net asset value of $18.50                                                   --                  --                  --                 914
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $756)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 151                 770                 742                 914
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       151                770                 742                  914
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                30                 79                  66                  102
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           28                 49                  40                    1
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                               8                 13                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  85                629                 636                  811
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                            28,240             69,087             109,421               98,355
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                       27,058             43,330              66,851                1,164
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                           7,826             11,824                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                              79,134            535,382           1,015,672              759,436
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                              1.05               1.14                0.61                 1.04
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         1.04               1.13                0.60                 1.03
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                            1.03               1.12                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                1.08               1.18                0.63                 1.07
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                               AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                            AIM                 AIM                 AIM
                                                                                   Global
                                                                                Real Estate          Utilities       Financial Services
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
162,939 shares at net asset value of $28.74                                               4,683                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $3,467)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
82,590 shares at net asset value of $21.23                                                   --               1,753                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,570)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
32,140 shares at net asset value of $17.41                                                   --                  --                 560
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $477)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               4,683               1,753                 560
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
Net assets applicable to policyholders                                                     4,683              1,753                 560
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - No Rider                                             1,022                378                  63
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                          544                367                  14
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              37                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              92                 72                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WQ III Group Unallocated Variable Annuity                                               2,988                936                 483
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - No Rider                                           321,345            333,164              47,020
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                      172,023            324,785              10,395
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                          11,746                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                          29,492             64,791                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WQ III Group Unallocated Variable Annuity                                             910,097            798,728             350,683
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest Variable Annuity II                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - No Rider                                              3.18               1.14                1.33
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         3.16               1.13                1.33
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                            3.14                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                            3.12               1.11                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
   WQ III Group Unallocated Variable Annuity                                                3.28               1.17                1.38
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                    MFS Variable Insurance Trust - Initial Class Shares
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                        MFS Emerging        MFS Capital         MFS Research       MFS Investors
                                                                                   Growth             Opport.                                  Trust
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
106,867 shares at net asset value of $20.64                                               2,206                  --                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $2,276)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
87,673 shares at net asset value of $15.51                                                   --               1,360                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,364)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
79,310 shares at net asset value of $18.04                                                   --                  --               1,431                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,412)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
91,815 shares at net asset value of $21.69                                                   --                  --                  --               1,991
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,598)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               2,206               1,360               1,431               1,991
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                     2,206              1,360               1,431                1,991
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                         1,324                885               1,084                  867
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                               117                 59                  71                  421
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           38                 30                  27                   88
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                             199                 88                  21                   17
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                 528                298                 228                  598
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                     1,020,573            677,056             945,429              775,587
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                           195,752             79,258              83,405              411,939
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                       64,494             40,558              31,861               86,842
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                         340,891            120,485              25,529               17,090
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                             857,524            386,468             260,008              566,309
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                          1.30               1.31                1.15                 1.12
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                              0.60               0.75                0.85                 1.02
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         0.59               0.74                0.84                 1.02
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                            0.59               0.73                0.83                 1.00
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                0.62               0.77                0.88                 1.06
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                             Van Eck Worldwide Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                        Van Eck Hard      Van Eck Emerging
                                                                                   Assets             Markets
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
7,185 shares at net asset value of $32.71                                                   235                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $187)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
28,016 shares at net asset value of $24.98                                                   --                 700

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $380)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 235                 700
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       235                700
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                           235                700
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                        91,745            283,942
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                          2.56               2.46
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                        American National Investment Accounts, Inc.
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                         AN Growth        AN Equity Income      AN Balanced       AN Money Market
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
1,655,145 shares at net asset value of $1.69                                              2,797                  --                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $2,618)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
4,263,850 shares at net asset value of $1.80                                                 --               7,675                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $7,103)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
2,954,958 shares at net asset value of $1.50                                                 --                  --               4,432                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $4,196)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
9,050,034 shares at net asset value of $1.00                                                 --                  --                  --               9,050
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $9,050)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               2,797               7,675               4,432               9,050
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- ------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                     2,797              7,675               4,432                9,050
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                           712              2,756                 848                  598
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                         1,442              2,882                 972                   69
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 61                  53                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                               236                832               1,485                  861
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           47                284                 102                   16
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 35                   7                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                131                 165                  242
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                 360                694                 800                7,264
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                       618,070          1,633,993             598,505              518,612
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                       736,329            977,403             450,595               54,444
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --             20,664              24,480                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                           276,081            690,934           1,277,414              805,899
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                       55,326            237,423              87,939               15,354
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --             29,465               6,208                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --            111,473             145,073              231,737
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                             407,340            557,928             665,790            6,581,370
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                          1.15               1.69                1.42                 1.15
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                          1.96               2.95                2.16                 1.27
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --               2.97                2.17                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                              0.86               1.20                1.16                 1.07
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         0.85               1.20                1.16                 1.06
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --               1.19                1.15                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --               1.18                1.14                 1.04
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                0.88               1.24                1.20                 1.10
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                        American National Investment Accounts, Inc.
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                     AN Government Bond  AN High Yield Bond   AN Small/MidCap     AN International
                                                                                                                                               Stock
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
2,590,591 shares at net asset value of $1.02                                              2,642                  --                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $2,569)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
1,395,628 shares at net asset value of $0.85                                                 --               1,186                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,243)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
2,842,687 shares at net asset value of $0.31                                                 --                  --                 881                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $684)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
1,296,405 shares at net asset value of $0.93                                                 --                  --                  --               1,206
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,037)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               2,642               1,186                 881               1,206
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                     2,642              1,186                 881                1,206
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                           135                 77                  47                  165
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            13                  4                  32                  111
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                             1,219                492                 148                  168
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           93                103                 126                   18
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              65                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                             113                 55                  --                   30
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                               1,004                455                 528                  714
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                       110,951             61,172             175,156              132,667
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                        10,568              3,337             118,228               91,540
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                           985,985            392,988             512,520              171,909
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                       75,828             82,666             437,178               18,149
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                          53,416                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                          93,667             45,191                  --               31,824
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                             787,052            351,716           1,769,264              709,481
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                          1.22               1.26                0.27                 1.24
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                          1.19               1.26                0.27                 1.21
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                              1.24               1.25                0.29                 0.98
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         1.23               1.24                0.29                 0.97
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                            1.22                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                            1.21               1.22                  --                 0.95
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                1.28               1.29                0.30                 1.01
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                                       T. Rowe Price
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                        T Rowe Price        T Rowe Price      T Rowe Price Ltd      T Rowe Price
                                                                                                   International
                                                                               Equity Income           Stock             Term Bond         MidCap Growth
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
433,153 shares at net asset value of $24.84                                              10,760                  --                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $9,359)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
312,843 shares at net asset value of $17.97                                                  --               5,622                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $4,591)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
662,008 shares at net asset value of $4.89                                                   --                  --               3,237                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $3,270)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
211,816 shares at net asset value of $23.88                                                  --                  --                  --               5,058
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $4,836)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                              10,760               5,622               3,237               5,058
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                    10,760              5,622               3,237                5,058
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                         2,266                790                 354                1,811
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                           318                123                  --                  323
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                             2,226                720                 674                  356
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                          679                138                  83                   34
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              26                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                             426                160                 137                  132
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                               4,819              3,691               1,989                2,402
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                     1,257,701            537,805             264,711              792,611
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                       208,679            117,250                  --              185,228
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                         1,423,550            692,466             551,769              244,045
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                      437,007            133,221              68,638               23,684
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                          17,015                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                         278,567            157,264             115,102               92,809
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                           2,984,227          3,437,781           1,576,746            1,592,659
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                          1.80               1.47                1.34                 2.28
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                          1.52               1.05                  --                 1.74
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                              1.56               1.04                1.22                 1.46
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                         1.55               1.03                1.21                 1.45
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                            1.54                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                            1.53               1.02                1.19                 1.43
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                1.61               1.07                1.26                 1.51
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)

                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF NET ASSETS
                                                                  AS OF DECEMBER 31, 2006

                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                                 Lazard Retirement Series
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                           Lazard         Lazard Emerging
                                                                                  Small Cap           Markets
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
33,403 shares at net asset value of $17.31                                                  578                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $470)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
31,236 shares at net asset value of $22.69                                                   --                 709
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $449)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 578                 709
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       578                709
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                           578                709
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                       279,309            255,448
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest Variable Annuity II                                                          2.07               2.77
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Annuity                                                            --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Annuitized Variable Annuity                                                 --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - No Rider                                                --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                                           --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 3% Roll-up                                              --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Annuity - 5% Roll-up                                              --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WQ III Group Unallocated Variable Annuity                                                  --                 --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                         The Alger American Fund - Class O Shares
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                         Alger             Alger           Alger Income &
                                                                                   Small Cap           Growth              Growth
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                             --                   4                  16
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                       (2)                 (3)                 (3)
     Investrac Gold Variable Annuity                                                       --                  --                  --
     Investrac Gold Annuitized Variable Annuity                                            --                  --                  --
     WealthQuest III Variable Annuity - No Rider                                           (3)                 (8)                 (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                      (3)                 (1)                 (1)
     WealthQuest III Variable Annuity - 3% Roll-up                                         --                  --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                                         (1)                 (4)                 (2)
     WQ III Group Unallocated Variable Annuity                                             (5)                 (6)                 (2)

------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
                         Investment income (loss) - net                                   (14)                (18)                  7
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                 --                  --                  --

   Realized gains (losses) on sales of investments                                        125                 202                  72

------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           125                 202                  72
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                   201                (82)                  22

------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                    326                 120                  94
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                           312                 102                 101
=============================================================================== ================ =================== =================== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                         The Alger American Fund - Class O Shares
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                    Alger Balanced      Alger MidCap      Alger Leveraged
                                                                                                       Growth              AllCap
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                             48                  --                  --
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                       (3)                 (4)                 (2)
     Investrac Gold Variable Annuity                                                       --                  --                  --
     Investrac Gold Annuitized Variable Annuity                                            --                  --                  --
     WealthQuest III Variable Annuity - No Rider                                          (16)                 (4)                 (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                      (3)                 (2)                 --
     WealthQuest III Variable Annuity - 3% Roll-up                                         --                  --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                                         --                  (2)                 --
     WQ III Group Unallocated Variable Annuity                                             (5)                 (6)                 (2)

------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
                         Investment income (loss) - net                                    21                 (18)                 (5)
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                161                 352                  --

   Realized gains (losses) on sales of investments                                         87                 104                  53

------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           248                 456                  53
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                  (146)               (190)                126

------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                    102                 266                 179
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                           123                 248                 174
=============================================================================== ================ =================== =================== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                     Federated Insurance Series - Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                        Federated        Federated US      Federated High
                                                                                                                        Income Bond-
                                                                                 Capital Income    Gov't Securities       Prim. Sh.
------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                               27                 33                260
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                         (1)                (9)               (11)
     Investrac Gold Variable Annuity                                                         --                 --                 --
     Investrac Gold Annuitized Variable Annuity                                              --                 --                 --
     WealthQuest III Variable Annuity - No Rider                                             (1)                --                 (8)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                        (1)                --                 (2)
     WealthQuest III Variable Annuity - 3% Roll-up                                           --                 --                 --
     WealthQuest III Variable Annuity - 5% Roll-up                                           --                 --                 (3)
     WQ III Group Unallocated Variable Annuity                                               (1)                --                 (4)

------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------
                         Investment income (loss) - net                                      23                 24                232
------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                   --                 --                 --

   Realized gains (losses) on sales of investments                                           (3)                (3)                 9

------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------
     Net realized gains (losses) on investments                                              (3)                (3)                 9
------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------

   Net change in unrealized appreciation or depreciation of investments                      49                  2                 46

------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------
     Net gains (losses) on investments                                                       46                 (1)                55
------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -------------------

Net increase (decrease) in net assets resulting from operations                              69                 23                287
=============================================================================== ================== ================== ================== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                     Federated Insurance Series - Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                         Federated       Federated Equity      Federated         Federated
                                                                                  Mid Cap Growth                         Quality Bond-
                                                                                     Strategies           Income           Prim. Sh.     Kaufmann-Prim. Sh.
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                                 --                 22                3                  --
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                          (11)                (5)              --                  --
     Investrac Gold Variable Annuity                                                           --                 --               --                  --
     Investrac Gold Annuitized Variable Annuity                                                --                 --               --                  --
     WealthQuest III Variable Annuity - No Rider                                               (1)                (1)              --                  --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                          --                 --               --                  --
     WealthQuest III Variable Annuity - 3% Roll-up                                             --                 --               --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                                             (1)                (2)              --                  --
     WQ III Group Unallocated Variable Annuity                                                 (1)                (1)              --                  (1)

------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
                         Investment income (loss) - net                                       (14)                13                3                  (1)
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                     --                 --               --                   3

   Realized gains (losses) on sales of investments                                             28                 67               --                  (1)

------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
     Net realized gains (losses) on investments                                                28                 67               --                   2
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                        83                118                3                  24

------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
     Net gains (losses) on investments                                                        111                185                3                  26
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------

Net increase (decrease) in net assets resulting from operations                                97                198                6                  25
=============================================================================== ==================== ================== ================ ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                     Fidelity Growth &    Fidelity Equity    Fidelity Growth    Fidelity High
                                                                                      Income               Income                               Income
------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------
------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                                  1                  63                 8                 9
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                           --                  --                --                --
     Investrac Gold Variable Annuity                                                           (1)                (25)              (27)               (2)
     Investrac Gold Annuitized Variable Annuity                                                --                  --                --                --
     WealthQuest III Variable Annuity - No Rider                                               --                  --                --                --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                          --                  --                --                --
     WealthQuest III Variable Annuity - 3% Roll-up                                             --                  --                --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                             --                  --                --                --
     WQ III Group Unallocated Variable Annuity                                                 --                  --                --                --

------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------
                         Investment income (loss) - net                                        --                  38               (19)                7
------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------
------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                      2                 226                --                --

   Realized gains (losses) on sales of investments                                             --                  39              (175)              (11)

------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------
------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------
     Net realized gains (losses) on investments                                                 2                 265              (175)              (11)
------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------
------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------

   Net change in unrealized appreciation or depreciation of investments                         7                  12               299                16

------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------
------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------
     Net gains (losses) on investments                                                          9                 277               124                 5
------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------
------------------------------------------------------------------------------- -------------------- ------------------- ----------------- -----------------

Net increase (decrease) in net assets resulting from operations                                 9                 315               105                12
=============================================================================== ==================== =================== ================= =================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                     Fidelity Money        Fidelity           Fidelity         Fidelity Asset
                                                                                                                      Investment Grade
                                                                                     Market            Overseas             Bond              Manager
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                               15                 7                  11                  24
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                         --                --                  --                  (6)
     Investrac Gold Variable Annuity                                                         (4)              (11)                 (3)                 (5)
     Investrac Gold Annuitized Variable Annuity                                              --                --                  --                  --
     WealthQuest III Variable Annuity - No Rider                                             --                --                  --                  --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                        --                --                  --                  --
     WealthQuest III Variable Annuity - 3% Roll-up                                           --                --                  --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                                           --                --                  --                  --
     WQ III Group Unallocated Variable Annuity                                               --                --                  --                  --

------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
                         Investment income (loss) - net                                      11                (4)                  8                  13
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                   --                 5                   1                  --

   Realized gains (losses) on sales of investments                                           --                 1                 (15)                  9

------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
     Net realized gains (losses) on investments                                              --                 6                 (14)                  9
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                      --               125                  11                  27

------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
     Net gains (losses) on investments                                                       --               131                  (3)                 36
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                              11               127                   5                  49
=============================================================================== ================== ================= =================== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                     Fidelity Index        Fidelity        Fidelity Asset
                                                                                      500             Contrafund         Mgr. Growth
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                             141                  89                 18
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                       (54)                (51)                (7)
     Investrac Gold Variable Annuity                                                       (48)                (43)                (4)
     Investrac Gold Annuitized Variable Annuity                                             --                  (1)                --
     WealthQuest III Variable Annuity - No Rider                                            --                  --                 --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                       --                  --                 --
     WealthQuest III Variable Annuity - 3% Roll-up                                          --                  --                 --
     WealthQuest III Variable Annuity - 5% Roll-up                                          --                  --                 --
     WQ III Group Unallocated Variable Annuity                                              --                  --                 --

------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------
                         Investment income (loss) - net                                     39                  (6)                 7
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                  --                 545                 --

   Realized gains (losses) on sales of investments                                         234                 631                (15)

------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------
     Net realized gains (losses) on investments                                            234               1,176                (15)
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------

   Net change in unrealized appreciation or depreciation of investments                    749                (501)                55

------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------
     Net gains (losses) on investments                                                     983                 675                 40
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -------------------

Net increase (decrease) in net assets resulting from operations                          1,022                 669                 47
=============================================================================== ================= =================== ================== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                     Fidelity Balanced      Fidelity          Fidelity
                                                                                                       Growth Opp.         MidCap
------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------
------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                                  1                8                  4
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                           --              (12)                --
     Investrac Gold Variable Annuity                                                           (1)              --                (16)
     Investrac Gold Annuitized Variable Annuity                                                --               --                 --
     WealthQuest III Variable Annuity - No Rider                                               --               --                 --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                          --               --                 --
     WealthQuest III Variable Annuity - 3% Roll-up                                             --               --                 --
     WealthQuest III Variable Annuity - 5% Roll-up                                             --               --                 --
     WQ III Group Unallocated Variable Annuity                                                 --               --                 --

------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------
                         Investment income (loss) - net                                        --               (4)               (12)
------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------
------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                      2               --                125

   Realized gains (losses) on sales of investments                                              4              (72)               125

------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------
------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------
     Net realized gains (losses) on investments                                                 6              (72)               250
------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------
------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------

   Net change in unrealized appreciation or depreciation of investments                         8              107               (135)

------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------
------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------
     Net gains (losses) on investments                                                         14               35                115
------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------
------------------------------------------------------------------------------- -------------------- ---------------- ------------------ -------------------

Net increase (decrease) in net assets resulting from operations                                14               31                103
=============================================================================== ==================== ================ ================== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                         Fidelity          Fidelity Asset      Fidelity Contra
                                                                                 Aggressive Growth        Manager               Fund
------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------
------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                                 --                  --                   76
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                           --                  --                   --
     Investrac Gold Variable Annuity                                                           --                  --                   --
     Investrac Gold Annuitized Variable Annuity                                                --                  --                   --
     WealthQuest III Variable Annuity - No Rider                                               (1)                 --                  (29)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                          --                  --                   (5)
     WealthQuest III Variable Annuity - 3% Rollup                                              --                  --                   --
     WealthQuest III Variable Annuity - 5% Rollup                                              --                  --                   (7)
     WQ III Group Unallocated Variable Annuity                                                 (3)                 --                  (16)

------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------
                         Investment income (loss) - net                                        (4)                 --                   19
------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------
------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                     52                  --                  671

   Realized gains (losses) on sales of investments                                             30                  --                  628

------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------
------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------
     Net realized gains (losses) on investments                                                82                  --                1,299
------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------
------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------

   Net change in unrealized appreciation or depreciation of investments                         2                  --                 (543)

------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------
------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------
     Net gains (losses) on investments                                                         84                  --                  756
------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------
------------------------------------------------------------------------------- -------------------- ------------------- -------------------- --------------

Net increase (decrease) in net assets resulting from operations                                80                  --                  775
=============================================================================== ==================== =================== ==================== ==============

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                         Fidelity         Fidelity Growth       Fidelity
                                                                                     Index 500              Opp.             MidCap
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                                 84                   4              12
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                           --                  --              --
     Investrac Gold Variable Annuity                                                           --                  --              --
     Investrac Gold Annuitized Variable Annuity                                                --                  --              --
     WealthQuest III Variable Annuity - No Rider                                              (18)                 (2)            (32)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                          (4)                 --             (13)
     WealthQuest III Variable Annuity - 3% Roll-up                                             --                  --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                             (7)                 (1)             (3)
     WQ III Group Unallocated Variable Annuity                                                (14)                 (3)            (13)

------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
                         Investment income (loss) - net                                        41                  (2)            (49)
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                     --                  --             799

   Realized gains (losses) on sales of investments                                            198                  24             572

------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
     Net realized gains (losses) on investments                                               198                  24           1,371
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                       651                  24            (582)

------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
     Net gains (losses) on investments                                                        849                  48             789
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------

Net increase (decrease) in net assets resulting from operations                               890                  46             740
=============================================================================== ==================== =================== =============== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                      Fidelity Equity         Fidelity          Fidelity
                                                                                                                            Growth &
                                                                                      Income          Investment Bond        Income
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                                  6                   6                1
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                           --                  --               --
     Investrac Gold Variable Annuity                                                           --                  --               --
     Investrac Gold Annuitized Variable Annuity                                                --                  --               --
     WealthQuest III Variable Annuity - No Rider                                               --                  (2)              (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                          --                  --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                             --                  --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                             --                  --               --
     WQ III Group Unallocated Variable Annuity                                                 --                  --               (1)

------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
                         Investment income (loss) - net                                         6                   4               (1)
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                     29                  --                4

   Realized gains (losses) on sales of investments                                              1                  (2)               5

------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
     Net realized gains (losses) on investments                                                30                  (2)               9
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                        (5)                  8               25

------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
     Net gains (losses) on investments                                                         25                   6               34
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------

Net increase (decrease) in net assets resulting from operations                                31                  10               33
=============================================================================== ==================== =================== =============== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                      Fidelity Value       Fidelity Value       Fidelity
                                                                                                         Strategies      Value Leaders
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                                  3                   0               2
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                           --                  --              --
     Investrac Gold Variable Annuity                                                           --                  --              --
     Investrac Gold Annuitized Variable Annuity                                                --                  --              --
     WealthQuest III Variable Annuity - No Rider                                               --                  (1)             --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                          --                  --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                             --                  --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                             --                  --              --
     WQ III Group Unallocated Variable Annuity                                                 (1)                 --              --

------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
                         Investment income (loss) - net                                         2                  (1)              2
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                      2                   2               7

   Realized gains (losses) on sales of investments                                              1                  --               2

------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
     Net realized gains (losses) on investments                                                 3                   2               9
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                        29                  22              12

------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
     Net gains (losses) on investments                                                         32                  24              21
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------- --------------- -------------------

Net increase (decrease) in net assets resulting from operations                                34                  23              23
=============================================================================== ==================== =================== =============== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                               AIM Variable Investment Funds
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                          AIM               AIM            AIM Technology           AIM
                                                                                   Dynamics      Global Health Care                       Small Co. Growth
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                             --                  --                  --                  --
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                       --                  --                  --                  --
     Investrac Gold Variable Annuity                                                       --                  --                  --                  --
     Investrac Gold Annuitized Variable Annuity                                            --                  --                  --                  --
     WealthQuest III Variable Annuity - No Rider                                           --                  (1)                 (1)                 (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                      --                  (1)                 --                  --
     WealthQuest III Variable Annuity - 3% Roll-up                                         --                  --                  --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                                         --                  (1)                 --                  --
     WQ III Group Unallocated Variable Annuity                                             --                  (2)                 (2)                 (3)

------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
                         Investment income (loss) - net                                    --                  (5)                 (3)                 (4)
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                 --                  --                  --                  --

   Realized gains (losses) on sales of investments                                          8                  66                  24                  26

------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                             8                  66                  24                  26
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                    10                 (23)                 53                  78

------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                     18                  43                  77                 104
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                            18                  38                  74                 100
=============================================================================== ================ =================== =================== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                               AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                            AIM                 AIM               AIM
                                                                                      Global                               Financial
                                                                                    Real Estate          Utilities         Services
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                                 43                 53                9
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                           --                 --               --
     Investrac Gold Variable Annuity                                                           --                 --               --
     Investrac Gold Annuitized Variable Annuity                                                --                 --               --
     WealthQuest III Variable Annuity - No Rider                                               (7)                (3)              (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                          (4)                (4)              --
     WealthQuest III Variable Annuity - 3% Roll-up                                             --                 --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                             (1)                (1)              --
     WQ III Group Unallocated Variable Annuity                                                 (8)                (2)              (1)

------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
                         Investment income (loss) - net                                        23                 43                7
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                    147                 33                3

   Realized gains (losses) on sales of investments                                            267                 73               27

------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
     Net realized gains (losses) on investments                                               414                106               30
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                       811                141               37

------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
     Net gains (losses) on investments                                                      1,225                247               67
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------

Net increase (decrease) in net assets resulting from operations                             1,248                290               74
=============================================================================== ==================== ================== ================ ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                    MFS Variable Insurance Trust - Initial Class Shares
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                      MFS Emerging     MFS Capital Opport.   MFS Research      MFS Investors
                                                                                     Growth                                                    Trust
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                               --                    6                8                  10
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                        (20)                 (11)             (14)                (12)
     Investrac Gold Variable Annuity                                                         --                   --               --                  --
     Investrac Gold Annuitized Variable Annuity                                              --                   --               --                  --
     WealthQuest III Variable Annuity - No Rider                                             (1)                  (1)              (1)                 (5)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                        --                   --               --                  (1)
     WealthQuest III Variable Annuity - 3% Roll-up                                           --                   --               --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                                           (3)                  (1)              --                  --
     WQ III Group Unallocated Variable Annuity                                               (1)                  (1)              (1)                 (2)

------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
                         Investment income (loss) - net                                     (25)                  (8)              (8)                (10)
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                   --                   --               --                  --

   Realized gains (losses) on sales of investments                                         (361)                (125)             (33)                 59

------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
     Net realized gains (losses) on investments                                            (361)                (125)             (33)                 59
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                     526                  292              166                 170

------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
     Net gains (losses) on investments                                                      165                  167              133                 229
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------

Net increase (decrease) in net assets resulting from operations                             140                  159              125                 219
=============================================================================== ================== ==================== ================ ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                             Van Eck Worldwide Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                      Van Eck Hard         Van Eck
                                                                                     Assets        Emerging Markets
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                               --                 4
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                         (3)               (9)
     Investrac Gold Variable Annuity                                                         --                --
     Investrac Gold Annuitized Variable Annuity                                              --                --
     WealthQuest III Variable Annuity - No Rider                                             --                --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                        --                --
     WealthQuest III Variable Annuity - 3% Roll-up                                           --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                           --                --
     WQ III Group Unallocated Variable Annuity                                               --                --

------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
                         Investment income (loss) - net                                      (3)               (5)
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                   10                68

   Realized gains (losses) on sales of investments                                           32               124

------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
     Net realized gains (losses) on investments                                              42               192
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                      --                35

------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
     Net gains (losses) on investments                                                       42               227
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ----------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                              39               222
=============================================================================== ================== ================= =================== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                        American National Investment Accounts, Inc.
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                        AN Growth       AN Equity Income      AN Balanced     AN Money Market
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                               31                  232              101                 376
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                         (9)                 (37)             (11)                 (9)
     Investrac Gold Variable Annuity                                                        (21)                 (44)             (13)                 (1)
     Investrac Gold Annuitized Variable Annuity                                              --                   (1)              (1)                 --
     WealthQuest III Variable Annuity - No Rider                                             (3)                  (9)             (18)                (11)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                        (1)                  (3)              (1)                 (1)
     WealthQuest III Variable Annuity - 3% Roll-up                                           --                   --               --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                                           --                   (2)              (2)                 (4)
     WQ III Group Unallocated Variable Annuity                                               (1)                  (2)              (2)                (23)

------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
                         Investment income (loss) - net                                      (4)                 134               53                 327
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                  104                  533               67                  --

   Realized gains (losses) on sales of investments                                           24                  208               40                  --

------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
     Net realized gains (losses) on investments                                             128                  741              107                  --
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                     194                  358              267                  --

------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
     Net gains (losses) on investments                                                      322                1,099              374                  --
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------
------------------------------------------------------------------------------- ------------------ -------------------- ---------------- -------------------

Net increase (decrease) in net assets resulting from operations                             318                1,233              427                 327
=============================================================================== ================== ==================== ================ ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                        American National Investment Accounts, Inc.
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                    AN Government Bond     AN High Yield       AN Small/      AN International
                                                                                                           Bond             MidCap             Stock
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                                110                 70               --                  20
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                           (2)                (1)              (1)                 (2)
     Investrac Gold Variable Annuity                                                           --                 --               --                  (1)
     Investrac Gold Annuitized Variable Annuity                                                --                 --               --
     WealthQuest III Variable Annuity - No Rider                                              (15)                (6)              (2)                 (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                          (1)                (1)              (1)                 --
     WealthQuest III Variable Annuity - 3% Roll-up                                             (1)                --               --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                                             (2)                (1)              --                  --
     WQ III Group Unallocated Variable Annuity                                                 (4)                (1)              (2)                 (2)

------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
                         Investment income (loss) - net                                        85                 60               (6)                 14
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                     --                 --               --                  --

   Realized gains (losses) on sales of investments                                            (25)                 1               24                  54

------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
     Net realized gains (losses) on investments                                               (25)                 1               24                  54
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                         5                 14               85                  97

------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
     Net gains (losses) on investments                                                        (20)                15              109                 151
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------
------------------------------------------------------------------------------- -------------------- ------------------ ---------------- -------------------

Net increase (decrease) in net assets resulting from operations                                65                 75              103                 165
=============================================================================== ==================== ================== ================ ===================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                                       T. Rowe Price
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                      T Rowe Price        T Rowe Price      T Rowe Price Ltd     T Rowe Price
                                                                                  Equity Income    International Stock      Term Bond       MidCap Growth
------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------
------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                              157                   61                125                --
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                        (28)                 (10)                (5)              (27)
     Investrac Gold Variable Annuity                                                         (4)                  (1)                --                (5)
     Investrac Gold Annuitized Variable Annuity                                              --                   --                 --                --
     WealthQuest III Variable Annuity - No Rider                                            (29)                 (12)                (8)               (5)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                        (6)                  (1)                (1)               --
     WealthQuest III Variable Annuity - 3% Roll-up                                           --                   --                 --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                           (5)                  (2)                (2)               (2)
     WQ III Group Unallocated Variable Annuity                                              (14)                 (10)                (6)               (8)

------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------
                         Investment income (loss) - net                                      71                   25                103               (47)
------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------
------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                  280                   18                 --               628

   Realized gains (losses) on sales of investments                                          584                  315                (31)              554

------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------
------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------
     Net realized gains (losses) on investments                                             864                  333                (31)            1,182
------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------
------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------

   Net change in unrealized appreciation or depreciation of investments                     713                  466                 33              (881)

------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------
------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------
     Net gains (losses) on investments                                                    1,577                  799                  2               301
------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------
------------------------------------------------------------------------------- ------------------ -------------------- ------------------ -----------------

Net increase (decrease) in net assets resulting from operations                           1,648                  824                105               254
=============================================================================== ================== ==================== ================== =================

See accompanying notes to separate account financial statements.                             (continued)
                                                    AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2006

                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                                 Lazard Retirement Series
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Operations                                    Lazard SmallCap   Lazard Emerging
                                                                                                      Markets
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                             --                   3
   Mortality and expense charges
     WealthQuest Variable Annuity II                                                       (8)                 (8)
     Investrac Gold Variable Annuity                                                       --                  --
     Investrac Gold Annuitized Variable Annuity                                            --                  --
     WealthQuest III Variable Annuity - No Rider                                           --                  --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                      --                  --
     WealthQuest III Variable Annuity - 3% Roll-up                                         --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                                         --                  --
     WQ III Group Unallocated Variable Annuity                                             --                  --

------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
                         Investment income (loss) - net                                    (8)                 (5)
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                 51                  41

   Realized gains (losses) on sales of investments                                        152                  66

------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           203                 107
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                   (95)                 53

------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                    108                 160
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------
------------------------------------------------------------------------------- ---------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                           100                 155
=============================================================================== ================ =================== =================== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                    The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------------------------------------------
                                  Net Changes                                          Alger        Alger Growth   Alger Income &
                                                                                     Small Cap                         Growth
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
Operations
   Investment income (loss) - net                                                          (14)            (18)               7
   Net realized gains (losses) on investments                                              125             202               72
   Net change in unrealized appreciation or depreciation of investments                    201             (82)              22

--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
Net increase (decrease) in net assets resulting from operations                            312             102              101
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                        21              --               --
     Investrac Gold Variable Annuity                                                        --              --               --
     Investrac Gold Annuitized Variable Annuity                                             --              --               --
     WealthQuest III Variable Annuity - No Rider                                            11               9                7
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                        9              --                4
     WealthQuest III Variable Annuity - 3% Roll-up                                          --              --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                          --              --               --
     WQ III Group Unallocated Variable Annuity                                             336             362              191

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                        25             (10)             (53)
     Investrac Gold Variable Annuity                                                        --              --               --
     Investrac Gold Annuitized Variable Annuity                                             --              --               --
     WealthQuest III Variable Annuity - No Rider                                           338            (492)               1
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                      168               4                9
     WealthQuest III Variable Annuity - 3% Roll-up                                           6              --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                          42              35              (17)
     WQ III Group Unallocated Variable Annuity                                              59            (458)            (304)

--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
Increase (decrease) in net assets from                                                   1,015            (550)            (162)
policy transactions
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------

Increase (decrease) in net assets                                                        1,327            (448)             (61)

Net assets at the beginning of year                                                      1,273           2,932            1,322
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------

Net assets at the end of year                                                            2,600           2,484            1,261
================================================================================= ================ =============== ================ ==============

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                    The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                    Alger Balanced       Alger        Alger Leveraged
                                                                                                 MidCap Growth         AllCap
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
Operations
   Investment income (loss) - net                                                        21               (18)               (5)
   Net realized gains (losses) on investments                                           248               456                53
   Net change in unrealized appreciation or depreciation of investments                (146)             (190)              126

------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
Net increase (decrease) in net assets resulting from operations                         123               248               174
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                     --                 5                --
     Investrac Gold Variable Annuity                                                     --                --                --
     Investrac Gold Annuitized Variable Annuity                                          --                --                --
     WealthQuest III Variable Annuity - No Rider                                         54                61                 2
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    14                10                 1
     WealthQuest III Variable Annuity - 3% Roll-up                                       --                --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                       --                --                --
     WQ III Group Unallocated Variable Annuity                                          378               418               142

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                    (17)                9                (1)
     Investrac Gold Variable Annuity                                                     --                --                --
     Investrac Gold Annuitized Variable Annuity                                          --                --                --
     WealthQuest III Variable Annuity - No Rider                                        (67)              111                35
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    --                12                22
     WealthQuest III Variable Annuity - 3% Roll-up                                       --                --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                       (2)               55                (3)
     WQ III Group Unallocated Variable Annuity                                         (391)             (294)               90

------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
Increase (decrease) in net assets from                                                  (31)              387               288
policy transactions
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------

Increase (decrease) in net assets                                                        92               635               462

Net assets at the beginning of year                                                   3,235             2,322               821
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------

Net assets at the end of year                                                         3,327             2,957             1,283
=============================================================================== =============== ================= ================= ==============

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                        Federated       Federated US    Federated High
                                                                                                       Gov't            Income
                                                                                 Capital Income      Securities      Bond-Prim.Sh.
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
Operations
   Investment income (loss) - net                                                           23              24                232
   Net realized gains (losses) on investments                                               (3)             (3)                 9
   Net change in unrealized appreciation or depreciation of investments                     49               2                 46

------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
Net increase (decrease) in net assets resulting from operations                             69              23                287
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                        --               2                  1
     Investrac Gold Variable Annuity                                                        --              --                 --
     Investrac Gold Annuitized Variable Annuity                                             --              --                 --
     WealthQuest III Variable Annuity - No Rider                                            --              --                  6
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                       --              --                 --
     WealthQuest III Variable Annuity - 3% Roll-up                                          --              --                 --
     WealthQuest III Variable Annuity - 5% Roll-up                                          --              --                 --
     WQ III Group Unallocated Variable Annuity                                              65               4                409

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                       (75)           (164)              (426)
     Investrac Gold Variable Annuity                                                        --              --                 --
     Investrac Gold Annuitized Variable Annuity                                             --              --                 --
     WealthQuest III Variable Annuity - No Rider                                             5              20                 (8)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                       --               4                 (6)
     WealthQuest III Variable Annuity - 3% Roll-up                                          --              --                 --
     WealthQuest III Variable Annuity - 5% Roll-up                                          (1)             --                 10
     WQ III Group Unallocated Variable Annuity                                             (11)              8               (164)

------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
Increase (decrease) in net assets from                                                     (17)           (126)              (178)
policy transactions
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------

Increase (decrease) in net assets                                                           52            (103)               109

Net assets at the beginning of year                                                        482             829              3,033
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------

Net assets at the end of year                                                              534             726              3,142
=============================================================================== ================== =============== ================== ============

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                       Federated        Federated       Federated        Federated
                                                                                Mid Cap Growth                    Quality Bond-   Kaufmann-Prim.
                                                                                  Strategies      Equity Income     Prim. Sh.           Sh.
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
Operations
   Investment income (loss) - net                                                        (14)              13               3              (1)
   Net realized gains (losses) on investments                                              28              67              --                2
   Net change in unrealized appreciation or depreciation of investments                    83             118               3               24

------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
Net increase (decrease) in net assets resulting from operations                            97             198               6               25
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                        2              --              --               --
     Investrac Gold Variable Annuity                                                       --              --              --               --
     Investrac Gold Annuitized Variable Annuity                                            --              --              --               --
     WealthQuest III Variable Annuity - No Rider                                           51              --              --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                      --              --              --               --
     WealthQuest III Variable Annuity - 3% Rollup                                          --              --              --               --
     WealthQuest III Variable Annuity - 5% Rollup                                          --              --              --               --
     WQ III Group Unallocated Variable Annuity                                             93              84              10               69

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                      (84)           (122)             --               --
     Investrac Gold Variable Annuity                                                       --              --              --               --
     Investrac Gold Annuitized Variable Annuity                                            --              --              --               --
     WealthQuest III Variable Annuity - No Rider                                           22             (14)             86               20
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                       5               9              --                3
     WealthQuest III Variable Annuity - 3% Roll-up                                         --              --              --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                          9             (12)             --               20
     WQ III Group Unallocated Variable Annuity                                            (70)           (116)             21              180

------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
Increase (decrease) in net assets from                                                     28            (171)            117              292
policy transactions
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------

Increase (decrease) in net assets                                                         125              27             123              317

Net assets at the beginning of year                                                     1,300             999              40               16
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------

Net assets at the end of year                                                           1,425           1,026             163              333
============================================================================== ================== =============== =============== ================

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------------------------------------------
                                Net Changes                                   Fidelity Growth      Fidelity      Fidelity Growth   Fidelity High
                                                                                 & Income        Equity Income                         Income
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
Operations
   Investment income (loss) - net                                                        --               38               (19)              7
   Net realized gains (losses) on investments                                             2              265              (175)            (11)
   Net change in unrealized appreciation or depreciation of investments                   7               12               299              16

---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
Net increase (decrease) in net assets resulting from operations                           9              315               105              12
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                     --               --                --              --
     Investrac Gold Variable Annuity                                                      8               22                52               2
     Investrac Gold Annuitized Variable Annuity                                          --               --                --              --
     WealthQuest III Variable Annuity - No Rider                                         --               --                --              --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    --               --                --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                       --               --                --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                       --               --                --              --
     WQ III Group Unallocated Variable Annuity                                           --               --                --              --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                     --               --                --              --
     Investrac Gold Variable Annuity                                                     --             (370)             (464)            (64)
     Investrac Gold Annuitized Variable Annuity                                          --               --                --              (1)
     WealthQuest III Variable Annuity - No Rider                                         --               --                --              --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    --               --                --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                       --               --                --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                       --               --                --              --
     WQ III Group Unallocated Variable Annuity                                           --               --                --              --

---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
Increase (decrease) in net assets from                                                    8             (348)             (412)            (63)
policy transactions
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------

Increase (decrease) in net assets                                                        17              (33)             (307)            (51)

Net assets at the beginning of year                                                      62            1,955             2,065             176
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------

Net assets at the end of year                                                            79            1,922             1,758             125
============================================================================ ================== ================ ================= ===============

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------------------------------------------
                                  Net Changes                                    Fidelity Money     Fidelity        Fidelity      Fidelity Asset
                                                                                                                   Investment
                                                                                     Market         Overseas          Bond           Manager
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
Operations
   Investment income (loss) - net                                                          11             (4)              8                13
   Net realized gains (losses) on investments                                              --              6             (14)                9
   Net change in unrealized appreciation or depreciation of investments                    --            125              11                27

-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
Net increase (decrease) in net assets resulting from operations                            11            127               5                49
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                       --             --              --                --
     Investrac Gold Variable Annuity                                                       --             21              12                 2
     Investrac Gold Annuitized Variable Annuity                                            --             --              --                --
     WealthQuest III Variable Annuity - No Rider                                           --             --              --                --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                      --             --              --                --
     WealthQuest III Variable Annuity - 3% Roll-up                                         --             --              --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                         --             --              --                --
     WQ III Group Unallocated Variable Annuity                                             --             --              --                --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                       --             --              --              (116)
     Investrac Gold Variable Annuity                                                     (64)             73            (189)              (98)
     Investrac Gold Annuitized Variable Annuity                                            --             (2)             --                --
     WealthQuest III Variable Annuity - No Rider                                           --             --              --                --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                      --             --              --                --
     WealthQuest III Variable Annuity - 3% Roll-up                                         --             --              --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                         --             --              --                --
     WQ III Group Unallocated Variable Annuity                                             --             --              --                --

-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
Increase (decrease) in net assets from                                                    (64)            92            (177)             (212)
policy transactions
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------

Increase (decrease) in net assets                                                         (53)           219            (172)             (163)

Net assets at the beginning of year                                                       334            734             336               947
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------

Net assets at the end of year                                                             281            953             164               784
================================================================================ ================ ============== =============== =================

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                     Fidelity Index        Fidelity        Fidelity
                                                                                                                      Asset Mgr.
                                                                                       500            Contrafund        Growth
------------------------------------------------------------------------------- ------------------ ----------------- -------------- --------------
------------------------------------------------------------------------------- ------------------ ----------------- -------------- --------------
Operations
   Investment income (loss) - net                                                           39                (6)             7
   Net realized gains (losses) on investments                                              234             1,176            (15)
   Net change in unrealized appreciation or depreciation of investments                    749              (501)            55

------------------------------------------------------------------------------- ------------------ ----------------- -------------- --------------
------------------------------------------------------------------------------- ------------------ ----------------- -------------- --------------
Net increase (decrease) in net assets resulting from operations                          1,022               669             47
------------------------------------------------------------------------------- ------------------ ----------------- -------------- --------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                         4                32             --
     Investrac Gold Variable Annuity                                                        89               122             17
     Investrac Gold Annuitized Variable Annuity                                             --                --             --
     WealthQuest III Variable Annuity - No Rider                                            --                --             --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                       --                --             --
     WealthQuest III Variable Annuity - 3% Roll-up                                          --                --             --
     WealthQuest III Variable Annuity - 5% Roll-up                                          --                --             --
     WQ III Group Unallocated Variable Annuity                                              --                --             --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                      (924)           (1,007)           (73)
     Investrac Gold Variable Annuity                                                      (867)             (309)           (33)
     Investrac Gold Annuitized Variable Annuity                                             --                (3)            --
     WealthQuest III Variable Annuity - No Rider                                            --                --             --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                       --                --             --
     WealthQuest III Variable Annuity - 3% Roll-up                                          --                --             --
     WealthQuest III Variable Annuity - 5% Roll-up                                          --                --             --
     WQ III Group Unallocated Variable Annuity                                              --                --             --

------------------------------------------------------------------------------- ------------------ ----------------- -------------- --------------
------------------------------------------------------------------------------- ------------------ ----------------- -------------- --------------
Increase (decrease) in net assets from                                                  (1,698)           (1,165)           (89)
policy transactions
------------------------------------------------------------------------------- ------------------ ----------------- -------------- --------------
------------------------------------------------------------------------------- ------------------ ----------------- -------------- --------------

Increase (decrease) in net assets                                                         (676)             (496)           (42)

Net assets at the beginning of year                                                      8,193             7,235            911
------------------------------------------------------------------------------- ------------------ ----------------- -------------- --------------
------------------------------------------------------------------------------- ------------------ ----------------- -------------- --------------

Net assets at the end of year                                                            7,517             6,739            869
=============================================================================== ================== ================= ============== ==============

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                      Fidelity      Fidelity Growth      Fidelity
                                                                                  Balanced           Opp.             MidCap
------------------------------------------------------------------------------ --------------- ------------------ --------------- ----------------
------------------------------------------------------------------------------ --------------- ------------------ --------------- ----------------
Operations
   Investment income (loss) - net                                                       --                 (4)            (12)
   Net realized gains (losses) on investments                                            6                (72)            250
   Net change in unrealized appreciation or depreciation of investments                  8                107            (135)

------------------------------------------------------------------------------ --------------- ------------------ --------------- ----------------
------------------------------------------------------------------------------ --------------- ------------------ --------------- ----------------
Net increase (decrease) in net assets resulting from operations                         14                 31             103
------------------------------------------------------------------------------ --------------- ------------------ --------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                    --                  5              --
     Investrac Gold Variable Annuity                                                     1                 --              30
     Investrac Gold Annuitized Variable Annuity                                         --                 --              --
     WealthQuest III Variable Annuity - No Rider                                        --                 --              --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                   --                 --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                      --                 --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                      --                 --              --
     WQ III Group Unallocated Variable Annuity                                          --                 --              --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                    --               (304)             --
     Investrac Gold Variable Annuity                                                    55                 --              71
     Investrac Gold Annuitized Variable Annuity                                         --                 --              --
     WealthQuest III Variable Annuity - No Rider                                        --                 --              --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                   --                 --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                      --                 --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                      --                 --              --
     WQ III Group Unallocated Variable Annuity                                          --                 --              --

------------------------------------------------------------------------------ --------------- ------------------ --------------- ----------------
------------------------------------------------------------------------------ --------------- ------------------ --------------- ----------------
Increase (decrease) in net assets from                                                  56               (299)            101
policy transactions
------------------------------------------------------------------------------ --------------- ------------------ --------------- ----------------
------------------------------------------------------------------------------ --------------- ------------------ --------------- ----------------

Increase (decrease) in net assets                                                       70               (268)            204

Net assets at the beginning of year                                                     55              1,188             938
------------------------------------------------------------------------------ --------------- ------------------ --------------- ----------------
------------------------------------------------------------------------------ --------------- ------------------ --------------- ----------------

Net assets at the end of year                                                          125                920           1,142
============================================================================== =============== ================== =============== ================

See accompanying notes to separate account financial statements.                             (continued)
                                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                         STATEMENT OF CHANGES IN NET ASSETS
                                                            YEAR ENDED DECEMBER 31, 2006

                                                               (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------
                                                               SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable Insurance Products - Service Class II
-----------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                        Fidelity         Fidelity          Fidelity
                                                                                   Aggressive
                                                                                     Growth        Asset Manager      Contrafund
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Operations
   Investment income (loss) - net                                                          (4)              --                19
   Net realized gains (losses) on investments                                              82               --             1,299
   Net change in unrealized appreciation or depreciation of investments                     2               --              (543)

------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Net increase (decrease) in net assets resulting from operations                            80               --               775
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                       --               --                --
     Investrac Gold Variable Annuity                                                       --               --                --
     Investrac Gold Annuitized Variable Annuity                                            --               --                --
     WealthQuest III Variable Annuity - No Rider                                            2               --               228
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                      --               --                10
     WealthQuest III Variable Annuity - 3% Roll-up                                         --               --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                         --               --                29
     WQ III Group Unallocated Variable Annuity                                            229               --             1,426

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                       --               --                --
     Investrac Gold Variable Annuity                                                       --               --                --
     Investrac Gold Annuitized Variable Annuity                                            --               --                --
     WealthQuest III Variable Annuity - No Rider                                           23               --              (327)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                      --               --               129
     WealthQuest III Variable Annuity - 3% Roll-up                                         --               --                 2
     WealthQuest III Variable Annuity - 5% Roll-up                                         --               --                (4)
     WQ III Group Unallocated Variable Annuity                                           (171)              --               (80)

------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Increase (decrease) in net assets from                                                     83               --             1,413
policy transactions
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------

Increase (decrease) in net assets                                                         163               --             2,188

Net assets at the beginning of year                                                       920                5             6,308
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------

Net assets at the end of year                                                           1,083                5             8,496
=============================================================================== ================= ================ ================= ================

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                             Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                    Fidelity Index  Fidelity Growth      Fidelity
                                                                                     500              Opp.            MidCap
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Operations
   Investment income (loss) - net                                                        41                (2)            (49)
   Net realized gains (losses) on investments                                           198                24           1,371
   Net change in unrealized appreciation or depreciation of investments                 651                24           (582)

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Net increase (decrease) in net assets resulting from operations                         890                46             740
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                     --                --              --
     Investrac Gold Variable Annuity                                                     --                --              --
     Investrac Gold Annuitized Variable Annuity                                          --                --              --
     WealthQuest III Variable Annuity - No Rider                                         59                14             187
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    64                --               7
     WealthQuest III Variable Annuity - 3% Roll-up                                       --                --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                       --                --              25
     WQ III Group Unallocated Variable Annuity                                        1,105               226           1,025

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                     --                --              --
     Investrac Gold Variable Annuity                                                     --                --              --
     Investrac Gold Annuitized Variable Annuity                                          --                --              --
     WealthQuest III Variable Annuity - No Rider                                        323                29            (371)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    28                --              91
     WealthQuest III Variable Annuity - 3% Roll-up                                       --                --              18
     WealthQuest III Variable Annuity - 5% Roll-up                                      123                 1             (71)
     WQ III Group Unallocated Variable Annuity                                         (527)             (122)           (161)

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Increase (decrease) in net assets from                                                1,175               148             750
policy transactions
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Increase (decrease) in net assets                                                     2,065               194           1,490

Net assets at the beginning of year                                                   5,368               910           6,188
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Net assets at the end of year                                                         7,433             1,104           7,678
=============================================================================== =============== ================= =============== ================

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                             Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                       Fidelity         Fidelity         Fidelity
                                                                                                                     Growth &
                                                                                Equity Income   Investment Bond       Income
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Operations
   Investment income (loss) - net                                                         6                 4              (1)
   Net realized gains (losses) on investments                                            30                (2)              9
   Net change in unrealized appreciation or depreciation of investments                  (5)                8              25

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Net increase (decrease) in net assets resulting from operations                          31                10              33
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                     --                --              --
     Investrac Gold Variable Annuity                                                     --                --              --
     Investrac Gold Annuitized Variable Annuity                                          --                --              --
     WealthQuest III Variable Annuity - No Rider                                        (62)                1              25
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                     1                --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                       --                --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                       --                --               1
     WQ III Group Unallocated Variable Annuity                                           64                63              32

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                     --                --              --
     Investrac Gold Variable Annuity                                                     --                --              --
     Investrac Gold Annuitized Variable Annuity                                          --                --              --
     WealthQuest III Variable Annuity - No Rider                                        164                58              10
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    96                --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                       --                --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                       38                13               2
     WQ III Group Unallocated Variable Annuity                                           47                25             189

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Increase (decrease) in net assets from                                                  348               160             259
policy transactions
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Increase (decrease) in net assets                                                       379               170             292

Net assets at the beginning of year                                                      41               150              68
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Net assets at the end of year                                                           420               320             360
=============================================================================== =============== ================= =============== ================

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                             Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                    Fidelity Value   Fidelity Value      Fidelity
                                                                                                   Strategies     Value Leaders
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Operations
   Investment income (loss) - net                                                         2                (1)              2
   Net realized gains (losses) on investments                                             3                 2               9
   Net change in unrealized appreciation or depreciation of investments                  29                22              12

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Net increase (decrease) in net assets resulting from operations                          34                23              23
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                     --                --              --
     Investrac Gold Variable Annuity                                                     --                --              --
     Investrac Gold Annuitized Variable Annuity                                          --                --              --
     WealthQuest III Variable Annuity - No Rider                                         13                 4              --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    --                --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                       --                --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                       --                --              --
     WQ III Group Unallocated Variable Annuity                                           33                23              36

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                     --                --              --
     Investrac Gold Variable Annuity                                                     --                --              --
     Investrac Gold Annuitized Variable Annuity                                          --                --              --
     WealthQuest III Variable Annuity - No Rider                                         49               187              (4)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    --                --              25
     WealthQuest III Variable Annuity - 3% Roll-up                                       --                 6               6
     WealthQuest III Variable Annuity - 5% Roll-up                                       15                15              --
     WQ III Group Unallocated Variable Annuity                                          164                68             213

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Increase (decrease) in net assets from                                                  274               303             276
policy transactions
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Increase (decrease) in net assets                                                       308               326             299

Net assets at the beginning of year                                                     107                10              23
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Net assets at the end of year                                                           415               336             322
=============================================================================== =============== ================= =============== ================

See accompanying notes to separate account financial statements.                             (continued)
                                                 AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                          STATEMENT OF CHANGES IN NET ASSETS
                                                             YEAR ENDED DECEMBER 31, 2006

                                                                (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                        AIM              AIM                AIM                AIM
                                                                                 Dynamics     Global Health Care     Technology      Small Co. Growth
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
Operations
   Investment income (loss) - net                                                      --                  (5)               (3)                 (4)
   Net realized gains (losses) on investments                                           8                  66                24                  26
   Net change in unrealized appreciation or depreciation of investments                10                 (23)               53                  78

------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
Net increase (decrease) in net assets resulting from operations                        18                  38                74                 100
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                   --                  --                --                  --
     Investrac Gold Variable Annuity                                                   --                  --                --                  --
     Investrac Gold Annuitized Variable Annuity                                        --                  --                --                  --
     WealthQuest III Variable Annuity - No Rider                                       --                   2                 4                  22
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                  --                  --                --                  --
     WealthQuest III Variable Annuity - 3% Roll-up                                     --                  --                --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                                      6                  --                --                  --
     WQ III Group Unallocated Variable Annuity                                         19                 211               134                 174

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                   --                  --                --                  --
     Investrac Gold Variable Annuity                                                   --                  --                --                  --
     Investrac Gold Annuitized Variable Annuity                                        --                  --                --                  --
     WealthQuest III Variable Annuity - No Rider                                       15                   1                11                  30
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                  (1)                  1               (10)                 --
     WealthQuest III Variable Annuity - 3% Roll-up                                     --                  --                --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                                      1                 (65)               --                  --
     WQ III Group Unallocated Variable Annuity                                        (12)               (221)             (125)                (98)

------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
Increase (decrease) in net assets from                                                 28                 (71)               14                 128
policy transactions
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------

Increase (decrease) in net assets                                                      46                 (33)               88                 228

Net assets at the beginning of year                                                   105                 803               654                 686
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------

Net assets at the end of year                                                         151                 770               742                 914
============================================================================== ============== =================== ================= ===================

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------------------------------
                              Net Changes                                        AIM           AIM Utilities         AIM
                                                                               Global                             Financial
                                                                             Real Estate                          Services
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
Operations
   Investment income (loss) - net                                                     23                 43              7
   Net realized gains (losses) on investments                                        414                106             30
   Net change in unrealized appreciation or depreciation of investments              811                141             37

------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
Net increase (decrease) in net assets resulting from operations                    1,248                290             74
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                  --                 --             --
     Investrac Gold Variable Annuity                                                  --                 --             --
     Investrac Gold Annuitized Variable Annuity                                       --                 --             --
     WealthQuest III Variable Annuity - No Rider                                      56                 17             --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                  3                  1             --
     WealthQuest III Variable Annuity - 3% Roll-up                                    --                 --             --
     WealthQuest III Variable Annuity - 5% Roll-up                                    28                 25             --
     WQ III Group Unallocated Variable Annuity                                       513                199             92

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                  --                 --             --
     Investrac Gold Variable Annuity                                                  --                 --             --
     Investrac Gold Annuitized Variable Annuity                                       --                 --             --
     WealthQuest III Variable Annuity - No Rider                                     360                120             20
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                191                (86)            --
     WealthQuest III Variable Annuity - 3% Roll-up                                    (5)                --             --
     WealthQuest III Variable Annuity - 5% Roll-up                                   (36)                 2             --
     WQ III Group Unallocated Variable Annuity                                      (269)                77           (15)

------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
Increase (decrease) in net assets from                                               841                355             97
policy transactions
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------

Increase (decrease) in net assets                                                  2,089                645            171

Net assets at the beginning of year                                                2,594              1,108            389
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------

Net assets at the end of year                                                      4,683              1,753            560
========================================================================= ================== ================== ============== ===================

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                               MFS Variable Insurance Trust - Initial Class Shares
--------------------------------------------------------------------------------------------------------------------------------------------------
                                Net Changes                                    MFS Emerging      MFS Capital      MFS Research    MFS Investors
                                                                                  Growth           Opport.                            Trust
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
Operations
   Investment income (loss) - net                                                      (25)               (8)             (8)              (10)
   Net realized gains (losses) on investments                                         (361)             (125)            (33)               59
   Net change in unrealized appreciation or depreciation of investments                526               292             166               170

---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
Net increase (decrease) in net assets resulting from operations                        140               159             125               219
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                     1                 1              --                --
     Investrac Gold Variable Annuity                                                    --                --              --                --
     Investrac Gold Annuitized Variable Annuity                                         --                --              --                --
     WealthQuest III Variable Annuity - No Rider                                         4                --               2                --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                   --                --              --                --
     WealthQuest III Variable Annuity - 3% Roll-up                                      --                --              --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                      --                --              --                --
     WQ III Group Unallocated Variable Annuity                                         109                67              42                96

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                  (590)             (330)           (279)             (269)
     Investrac Gold Variable Annuity                                                    --                --              --                --
     Investrac Gold Annuitized Variable Annuity                                         --                --              --                --
     WealthQuest III Variable Annuity - No Rider                                         9                 7             (42)              (30)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    3                --              --                (1)
     WealthQuest III Variable Annuity - 3% Roll-up                                      --                --              --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                      --                (1)             --               (45)
     WQ III Group Unallocated Variable Annuity                                          19               (54)            (14)              (10)

---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
Increase (decrease) in net assets from                                                (445)             (310)           (291)             (259)
policy transactions
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------

Increase (decrease) in net assets                                                     (305)             (151)           (166)              (40)

Net assets at the beginning of year                                                  2,511             1,511           1,597             2,031
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------

Net assets at the end of year                                                        2,206             1,360           1,431             1,991
============================================================================ ================= ================= =============== =================

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                        Van Eck Worldwide Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                     Van Eck Hard      Van Eck
                                                                                                   Emerging
                                                                                    Assets         Markets
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
Operations
   Investment income (loss) - net                                                        (3)             (5)
   Net realized gains (losses) on investments                                            42             192
   Net change in unrealized appreciation or depreciation of investments                  --              35

------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
Net increase (decrease) in net assets resulting from operations                          39             222
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                     11              12
     Investrac Gold Variable Annuity                                                     --              --
     Investrac Gold Annuitized Variable Annuity                                          --              --
     WealthQuest III Variable Annuity - No Rider                                         --              --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                       --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                       --              --
     WQ III Group Unallocated Variable Annuity                                           --              --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                     21            (202)
     Investrac Gold Variable Annuity                                                     --              --
     Investrac Gold Annuitized Variable Annuity                                          --              --
     WealthQuest III Variable Annuity - No Rider                                         --              --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                       --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                       --              --
     WQ III Group Unallocated Variable Annuity                                           --              --

------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
Increase (decrease) in net assets from                                                   32            (190)
policy transactions
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------

Increase (decrease) in net assets                                                        71              32

Net assets at the beginning of year                                                     164             668
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------

Net assets at the end of year                                                           235             700
=============================================================================== =============== =============== ================ =================

See accompanying notes to separate account financial statements.                             (continued)
                                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                        STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED DECEMBER 31, 2006

                                                              (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------
                                                              SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------------------------------------
                                                    American National Investment Accounts, Inc.
----------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                      AN Growth     AN Equity Income   AN Balanced     AN Money Market
------------------------------------------------------------------------------- --------------- ----------------- --------------- ------------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ------------------
Operations
   Investment income (loss) - net                                                        (4)              134              53                327
   Net realized gains (losses) on investments                                           128               741             107                 --
   Net change in unrealized appreciation or depreciation of investments                 194               358             267                 --

------------------------------------------------------------------------------- --------------- ----------------- --------------- ------------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ------------------
Net increase (decrease) in net assets resulting from operations                         318             1,233             427                327
------------------------------------------------------------------------------- --------------- ----------------- --------------- ------------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                      2                 2              --                 --
     Investrac Gold Variable Annuity                                                     45                45              29                 --
     Investrac Gold Annuitized Variable Annuity                                          --                --              --                 --
     WealthQuest III Variable Annuity - No Rider                                         10                60             126              3,983
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                     3                14              --              1,131
     WealthQuest III Variable Annuity - 3% Roll-up                                       --                --              --                 23
     WealthQuest III Variable Annuity - 5% Roll-up                                       --                --              --                275
     WQ III Group Unallocated Variable Annuity                                           70               169             192              3,426

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                   (128)           (1,204)           (222)               (98)
     Investrac Gold Variable Annuity                                                   (332)           (1,113)           (137)               (45)
     Investrac Gold Annuitized Variable Annuity                                          --                (3)             (3)                --
     WealthQuest III Variable Annuity - No Rider                                       (102)             (153)           (259)            (3,845)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    --                 2               1             (1,385)
     WealthQuest III Variable Annuity - 3% Roll-up                                       --                --              --                (23)
     WealthQuest III Variable Annuity - 5% Roll-up                                       --                11              15               (290)
     WQ III Group Unallocated Variable Annuity                                          (48)             (122)              8             (3,379)

------------------------------------------------------------------------------- --------------- ----------------- --------------- ------------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ------------------
Increase (decrease) in net assets from                                                 (480)           (2,292)           (250)              (227)
policy transactions
------------------------------------------------------------------------------- --------------- ----------------- --------------- ------------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ------------------

Increase (decrease) in net assets                                                      (162)           (1,059)            177                100

Net assets at the beginning of year                                                   2,959             8,734           4,255              8,950
------------------------------------------------------------------------------- --------------- ----------------- --------------- ------------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ------------------

Net assets at the end of year                                                         2,797             7,675           4,432              9,050
=============================================================================== =============== ================= =============== ==================

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                   American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------------------------------------------
                              Net Changes                                  AN Government    AN High Yield    AN Small/MidCap    AN International
                                                                               Bond              Bond                                 Stock
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
Operations
   Investment income (loss) - net                                                    85              60                  (6)                14
   Net realized gains (losses) on investments                                       (25)              1                  24                 54
   Net change in unrealized appreciation or depreciation of investments               5              14                  85                 97

------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
Net increase (decrease) in net assets resulting from operations                      65              75                 103                165
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                 --              --                  --                 --
     Investrac Gold Variable Annuity                                                 --              --                  --                 --
     Investrac Gold Annuitized Variable Annuity                                      --              --                  --                 --
     WealthQuest III Variable Annuity - No Rider                                      5              22                   5                  6
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --               1                   3                 --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --              --                  --                 --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --              --                  --                 --
     WQ III Group Unallocated Variable Annuity                                      314             137                 103                155

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                  2             (25)                (20)                11
     Investrac Gold Variable Annuity                                                (20)             (2)                  2                 97
     Investrac Gold Annuitized Variable Annuity                                      --              --                  --                 --
     WealthQuest III Variable Annuity - No Rider                                   (156)            (95)                 --                 70
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                (3)            (12)                  6                  3
     WealthQuest III Variable Annuity - 3% Roll-up                                    5              --                  --                 --
     WealthQuest III Variable Annuity - 5% Roll-up                                   15            (11)                  --                 --
     WQ III Group Unallocated Variable Annuity                                     (414)            (80)                (37)               (16)

------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
Increase (decrease) in net assets from                                             (252)            (65)                 62                326
policy transactions
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------

Increase (decrease) in net assets                                                  (187)             10                 165                491

Net assets at the beginning of year                                               2,829           1,176                 716                715
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------

Net assets at the end of year                                                     2,642           1,186                 881              1,206
======================================================================== ================== =============== =================== ==================

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  T. Rowe Price
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                     T Rowe Price     T Rowe Price     T Rowe Price    T Rowe Price
                                                                                                 International
                                                                                Equity Income        Stock        Ltd Term Bond    MidCap Growth
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Operations
   Investment income (loss) - net                                                         71                25             103              (47)
   Net realized gains (losses) on investments                                            864               333             (31)           1,182
   Net change in unrealized appreciation or depreciation of investments                  713               466              33             (881)

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Net increase (decrease) in net assets resulting from operations                        1,648               824             105              254
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                       3                 1               3                9
     Investrac Gold Variable Annuity                                                       7                 2              --               15
     Investrac Gold Annuitized Variable Annuity                                           --                --              --               --
     WealthQuest III Variable Annuity - No Rider                                          91                36              32                2
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                     31                 3              --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                        --                --              --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                        10                --               3               --
     WQ III Group Unallocated Variable Annuity                                         1,156               830             546              502

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                    (537)             (116)           (188)            (518)
     Investrac Gold Variable Annuity                                                      (1)               95              --                8
     Investrac Gold Annuitized Variable Annuity                                           --                --              --               --
     WealthQuest III Variable Annuity - No Rider                                        (559)             (444)             32              (50)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    168                94              (5)              (4)
     WealthQuest III Variable Annuity - 3% Roll-up                                        25                --              --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                        26                42              30               (4)
     WQ III Group Unallocated Variable Annuity                                          (374)              290            (246)            (434)

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Increase (decrease) in net assets from                                                    46               833             207             (474)
policy transactions
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Increase (decrease) in net assets                                                      1,694             1,657             312             (220)

Net assets at the beginning of year                                                    9,066             3,965           2,925            5,278
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Net assets at the end of year                                                         10,760             5,622           3,237            5,058
=============================================================================== =============== ================= =============== ================

See accompanying notes to separate account financial statements.                             (continued)
                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2006

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                            Lazard Retirement Series
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                     Lazard Small       Lazard
                                                                                                   Emerging
                                                                                     Cap            Markets
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
Operations
   Investment income (loss) - net                                                        (8)              (5)
   Net realized gains (losses) on investments                                           203              107
   Net change in unrealized appreciation or depreciation of investments                 (95)              53

------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
Net increase (decrease) in net assets resulting from operations                         100              155
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                      2                2
     Investrac Gold Variable Annuity                                                     --               --
     Investrac Gold Annuitized Variable Annuity                                          --               --
     WealthQuest III Variable Annuity - No Rider                                         --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                       --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                       --               --
     WQ III Group Unallocated Variable Annuity                                           --               --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                   (376)              48
     Investrac Gold Variable Annuity                                                     --               --
     Investrac Gold Annuitized Variable Annuity                                          --               --
     WealthQuest III Variable Annuity - No Rider                                         --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                    --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                       --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                       --               --
     WQ III Group Unallocated Variable Annuity                                           --               --

------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
Increase (decrease) in net assets from                                                 (374)              50
policy transactions
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------

Increase (decrease) in net assets                                                      (274)             205

Net assets at the beginning of year                                                     852              504
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------

Net assets at the end of year                                                           578              709
=============================================================================== =============== ================ ================ ================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                    The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------------------------------------------
                                  Net Changes                                          Alger        Alger Growth   Alger Income &
                                                                                     SmallCap                          Growth
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
Operations
   Investment income (loss) - net                                                       (4)             (16)              4
   Net realized gains (losses) on investments                                           14               18               9
   Net change in unrealized appreciation or depreciation of investments                 142             286              19

--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
Net increase (decrease) in net assets resulting from operations                         152             288              32
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                    --              --                7
     Investrac Gold Variable Annuity                                                    --              --               --
     Investrac Gold Annuitized Variable Annuity                                         --              --               --
     WealthQuest III Variable Annuity - No Rider                                         3               3                9
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                   --               12              10
     WealthQuest III Variable Annuity - 3% Roll-up                                      --              --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                      --              --               --
     WQ III Group Unallocated Variable Annuity                                          238             405              283

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                    65              (19)            (145)
     Investrac Gold Variable Annuity                                                    --              --               --
     Investrac Gold Annuitized Variable Annuity                                         --              --               --
     WealthQuest III Variable Annuity - No Rider                                        31              (82)            (16)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                   96              --               12
     WealthQuest III Variable Annuity - 3% Roll-up                                      --              --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                       8              (32)             15
     WQ III Group Unallocated Variable Annuity                                          62               58             (121)

--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
Increase (decrease) in net assets from                                                  503             345              54
policy transactions
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------

Increase (decrease) in net assets                                                       655             633              86

Net assets at the beginning of year                                                     618            2,299            1,236
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------
--------------------------------------------------------------------------------- ---------------- --------------- ---------------- --------------

Net assets at the end of year                                                          1,273           2,932            1,322
================================================================================= ================ =============== ================ ==============

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                    The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                    Alger Balanced       Alger        Alger Leveraged
                                                                                                 MidCap Growth         AllCap
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
Operations
   Investment income (loss) - net                                                     24              (15)              (4)
   Net realized gains (losses) on investments                                         49              168                12
   Net change in unrealized appreciation or depreciation of investments              145               42                89

------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
Net increase (decrease) in net assets resulting from operations                      218              195                97
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                 --                2                --
     Investrac Gold Variable Annuity                                                 --               --                --
     Investrac Gold Annuitized Variable Annuity                                      --               --                --
     WealthQuest III Variable Annuity - No Rider                                      15               9                 4
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --                11               --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --               --                --
     WQ III Group Unallocated Variable Annuity                                       398              549               121

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                 (92)             (12)              (11)
     Investrac Gold Variable Annuity                                                 --               --                --
     Investrac Gold Annuitized Variable Annuity                                      --               --                --
     WealthQuest III Variable Annuity - No Rider                                     226              (35)               1
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                 11              (12)              --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                   (2)              (54)              (1)
     WQ III Group Unallocated Variable Annuity                                      (225)            (172)              (30)

------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
Increase (decrease) in net assets from                                               331              286                84
policy transactions
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------

Increase (decrease) in net assets                                                    549              481               181

Net assets at the beginning of year                                                 2,686            1,841              640
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------
------------------------------------------------------------------------------- --------------- ----------------- ----------------- --------------

Net assets at the end of year                                                       3,235            2,322              821
=============================================================================== =============== ================= ================= ==============

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                        Federated       Federated US    Federated High
                                                                                                       Gov't            Income
                                                                                 Capital Income      Securities      Bond-Prim.Sh.
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
Operations
   Investment income (loss) - net                                                      20                21               194
   Net realized gains (losses) on investments                                         (41)               4                --
   Net change in unrealized appreciation or depreciation of investments                46               (20)             (145)

------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
Net increase (decrease) in net assets resulting from operations                        25                5                49
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                   --                27                2
     Investrac Gold Variable Annuity                                                   --               --                --
     Investrac Gold Annuitized Variable Annuity                                        --               --                --
     WealthQuest III Variable Annuity - No Rider                                       --               --                17
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                  --               --                --
     WealthQuest III Variable Annuity - 3% Roll-up                                     --               --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                     --               --                --
     WQ III Group Unallocated Variable Annuity                                         80               --                410

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                  (141)            (147)             (272)
     Investrac Gold Variable Annuity                                                   --               --                --
     Investrac Gold Annuitized Variable Annuity                                        --               --                --
     WealthQuest III Variable Annuity - No Rider                                       21                4                122
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                  --               --                22
     WealthQuest III Variable Annuity - 3% Roll-up                                     --               --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                     (1)              --                93
     WQ III Group Unallocated Variable Annuity                                        (57)               1               (40)

------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
Increase (decrease) in net assets from                                                (98)             (115)              354
policy transactions
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------

Increase (decrease) in net assets                                                     (73)             (110)              403

Net assets at the beginning of year                                                    555              939              2,630
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------
------------------------------------------------------------------------------- ------------------ --------------- ------------------ ------------

Net assets at the end of year                                                          482              829              3,033
=============================================================================== ================== =============== ================== ============

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                   Federated MidCap     Federated       Federated        Federated
                                                                                                                  Quality Bond-   Kaufmann-Prim.
                                                                               Growth Strategies  Equity Income     Prim. Sh.           Sh.
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
Operations
   Investment income (loss) - net                                                    (14)               12             --               --
   Net realized gains (losses) on investments                                          1                15             --               --
   Net change in unrealized appreciation or depreciation of investments               151              (6)             --                1

------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
Net increase (decrease) in net assets resulting from operations                       138               21             --                1
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                  --                1              --               --
     Investrac Gold Variable Annuity                                                  --               --              --               --
     Investrac Gold Annuitized Variable Annuity                                       --               --              --               --
     WealthQuest III Variable Annuity - No Rider                                       4               --              --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                 --               --              --               --
     WealthQuest III Variable Annuity - 3% Rollup                                     --               --              --               --
     WealthQuest III Variable Annuity - 5% Rollup                                     --               --              --               --
     WQ III Group Unallocated Variable Annuity                                        105              129              23               4

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                 (228)              30             --               --
     Investrac Gold Variable Annuity                                                  --               --              --               --
     Investrac Gold Annuitized Variable Annuity                                       --               --              --               --
     WealthQuest III Variable Annuity - No Rider                                      24                4               6                4
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                (10)              (3)             --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                    --               --              --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                    (3)              (94)             3               --
     WQ III Group Unallocated Variable Annuity                                       (71)              (2)              8                7

------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
Increase (decrease) in net assets from                                               (179)              65              40              15
policy transactions
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------

Increase (decrease) in net assets                                                    (41)               86              40              16

Net assets at the beginning of year                                                  1,341             913             --               --
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------
------------------------------------------------------------------------------ ------------------ --------------- --------------- ----------------

Net assets at the end of year                                                        1,300             999              40              16
============================================================================== ================== =============== =============== ================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------------------------------------------
                                Net Changes                                   Fidelity Growth      Fidelity      Fidelity Growth   Fidelity High
                                                                                 & Income        Equity Income                         Income
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
Operations
   Investment income (loss) - net                                                   --                 6               (18)              27
   Net realized gains (losses) on investments                                       --                83              (319)             (21)
   Net change in unrealized appreciation or depreciation of investments              4                (8)              407              (3)

---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
Net increase (decrease) in net assets resulting from operations                      4                81                70               3
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                --                --               --               --
     Investrac Gold Variable Annuity                                                 1                37                81               3
     Investrac Gold Annuitized Variable Annuity                                     --                --               --               --
     WealthQuest III Variable Annuity - No Rider                                    --                --               --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                               --                --               --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                  --                --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                  --                --               --               --
     WQ III Group Unallocated Variable Annuity                                      --                --               --               --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                --                --               --               --
     Investrac Gold Variable Annuity                                                (1)              (336)            (600)             (48)
     Investrac Gold Annuitized Variable Annuity                                     --                --               --               (1)
     WealthQuest III Variable Annuity - No Rider                                    --                --               --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                               --                --               --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                  --                --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                  --                --               --               --
     WQ III Group Unallocated Variable Annuity                                      --                --               --               --

---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
Increase (decrease) in net assets from                                              --               (299)            (519)             (46)
policy transactions
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------

Increase (decrease) in net assets                                                    4               (218)            (449)             (43)

Net assets at the beginning of year                                                 58               2,173            2,514             219
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------
---------------------------------------------------------------------------- ------------------ ---------------- ----------------- ---------------

Net assets at the end of year                                                       62               1,955            2,065             176
============================================================================ ================== ================ ================= ===============

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------------------------------------------
                                  Net Changes                                    Fidelity Money     Fidelity        Fidelity      Fidelity Asset
                                                                                                                   Investment
                                                                                     Market         Overseas       Grade Bond        Manager
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
Operations
   Investment income (loss) - net                                                       5              (5)             9                15
   Net realized gains (losses) on investments                                          --              (4)             4               (4)
   Net change in unrealized appreciation or depreciation of investments                --              119            (9)               11

-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
Net increase (decrease) in net assets resulting from operations                         5              110             4                22
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                   --              --             --                2
     Investrac Gold Variable Annuity                                                    3              22              12               4
     Investrac Gold Annuitized Variable Annuity                                        --              --             --               --
     WealthQuest III Variable Annuity - No Rider                                       --              --             --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                  --              --             --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                     --              --             --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                     --              --             --               --
     WQ III Group Unallocated Variable Annuity                                         --              --             --               --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                   --              --             --               (83)
     Investrac Gold Variable Annuity                                                  (38)            (32)            (69)             (94)
     Investrac Gold Annuitized Variable Annuity                                        --              (1)            --               --
     WealthQuest III Variable Annuity - No Rider                                       --              --             --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                  --              --             --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                     --              --             --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                     --              --             --               --
     WQ III Group Unallocated Variable Annuity                                         --              --             --               --

-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
Increase (decrease) in net assets from                                                (35)            (11)            (57)            (171)
policy transactions
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------

Increase (decrease) in net assets                                                     (30)             99             (53)            (149)

Net assets at the beginning of year                                                    364             635            389             1,096
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------
-------------------------------------------------------------------------------- ---------------- -------------- --------------- -----------------

Net assets at the end of year                                                          334             734            336              947
================================================================================ ================ ============== =============== =================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                     Fidelity Index       Fidelity     Fidelity Asset
                                                                                       500           Contrafund      Mgr. Growth
------------------------------------------------------------------------------- ------------------ --------------- ---------------- --------------
------------------------------------------------------------------------------- ------------------ --------------- ---------------- --------------
Operations
   Investment income (loss) - net                                                      45               (69)             11
   Net realized gains (losses) on investments                                          85               153             (24)
   Net change in unrealized appreciation or depreciation of investments                145              896              34

------------------------------------------------------------------------------- ------------------ --------------- ---------------- --------------
------------------------------------------------------------------------------- ------------------ --------------- ---------------- --------------
Net increase (decrease) in net assets resulting from operations                        275              980              21
------------------------------------------------------------------------------- ------------------ --------------- ---------------- --------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                   16                9                1
     Investrac Gold Variable Annuity                                                   132              133              16
     Investrac Gold Annuitized Variable Annuity                                        --               --               --
     WealthQuest III Variable Annuity - No Rider                                       --               --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                  --               --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                     --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                     --               --               --
     WQ III Group Unallocated Variable Annuity                                         --               --               --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                 (1,071)           (297)            (77)
     Investrac Gold Variable Annuity                                                  (581)             (16)            (42)
     Investrac Gold Annuitized Variable Annuity                                        --               (3)              --
     WealthQuest III Variable Annuity - No Rider                                       --               --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                  --               --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                     --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                     --               --               --
     WQ III Group Unallocated Variable Annuity                                         --               --               --

------------------------------------------------------------------------------- ------------------ --------------- ---------------- --------------
------------------------------------------------------------------------------- ------------------ --------------- ---------------- --------------
Increase (decrease) in net assets from                                               (1,504)           (174)            (102)
policy transactions
------------------------------------------------------------------------------- ------------------ --------------- ---------------- --------------
------------------------------------------------------------------------------- ------------------ --------------- ---------------- --------------

Increase (decrease) in net assets                                                    (1,229)            806             (81)

Net assets at the beginning of year                                                   9,422            6,429             992
------------------------------------------------------------------------------- ------------------ --------------- ---------------- --------------
------------------------------------------------------------------------------- ------------------ --------------- ---------------- --------------

Net assets at the end of year                                                         8,193            7,235             911
=============================================================================== ================== =============== ================ ==============

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                       Fidelity      Fidelity Growth     Fidelity
                                                                                   Balanced           Opp.            MidCap
------------------------------------------------------------------------------- --------------- ------------------ ------------- -----------------
------------------------------------------------------------------------------- --------------- ------------------ ------------- -----------------
Operations
   Investment income (loss) - net                                                    --                (4)             (13)
   Net realized gains (losses) on investments                                        --               (91)             116
   Net change in unrealized appreciation or depreciation of investments               3                175              40

------------------------------------------------------------------------------- --------------- ------------------ ------------- -----------------
------------------------------------------------------------------------------- --------------- ------------------ ------------- -----------------
Net increase (decrease) in net assets resulting from operations                       3                80              143
------------------------------------------------------------------------------- --------------- ------------------ ------------- -----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                 --                 8              --
     Investrac Gold Variable Annuity                                                  1                --               33
     Investrac Gold Annuitized Variable Annuity                                      --                --              --
     WealthQuest III Variable Annuity - No Rider                                     --                --              --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --                --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --                --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --                --              --
     WQ III Group Unallocated Variable Annuity                                       --                --              --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                 --               (291)            --
     Investrac Gold Variable Annuity                                                  30              (14)            (157)
     Investrac Gold Annuitized Variable Annuity                                      --                --              --
     WealthQuest III Variable Annuity - No Rider                                     --                --              --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --                --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --                --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --                --              --
     WQ III Group Unallocated Variable Annuity                                       --                --              --

------------------------------------------------------------------------------- --------------- ------------------ ------------- -----------------
------------------------------------------------------------------------------- --------------- ------------------ ------------- -----------------
Increase (decrease) in net assets from                                                31              (297)           (124)
policy transactions
------------------------------------------------------------------------------- --------------- ------------------ ------------- -----------------
------------------------------------------------------------------------------- --------------- ------------------ ------------- -----------------

Increase (decrease) in net assets                                                     34              (217)             19

Net assets at the beginning of year                                                   21              1,405            919
------------------------------------------------------------------------------- --------------- ------------------ ------------- -----------------
------------------------------------------------------------------------------- --------------- ------------------ ------------- -----------------

Net assets at the end of year                                                         55              1,188            938
=============================================================================== =============== ================== ============= =================

See accompanying notes to separate account financial statements.                             (continued)

                                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                         STATEMENT OF CHANGES IN NET ASSETS
                                                            YEAR ENDED DECEMBER 31, 2005

                                                               (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------
                                                               SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable Insurance Products - Service Class II
-----------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                        Fidelity         Fidelity       Fidelity Asset      Fidelity
                                                                                   Aggressive
                                                                                     Growth        Asset Manager     Mgr. Growth       Contrafund
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Operations
   Investment income (loss) - net                                                     (3)               --               --               (32)
   Net realized gains (losses) on investments                                          55               --                1                142
   Net change in unrealized appreciation or depreciation of investments                12               --               (1)               661

------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Net increase (decrease) in net assets resulting from operations                        64               --               --                771
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                  --                --               --                --
     Investrac Gold Variable Annuity                                                  --                --               --                --
     Investrac Gold Annuitized Variable Annuity                                       --                --               --                --
     WealthQuest III Variable Annuity - No Rider                                       3                --               --                52
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                  7                --               --                --
     WealthQuest III Variable Annuity - 3% Roll-up                                    --                --               --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                    --                --               --                 7
     WQ III Group Unallocated Variable Annuity                                        267               --               --               1,330

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                  --                --               --                --
     Investrac Gold Variable Annuity                                                  --                --               --                --
     Investrac Gold Annuitized Variable Annuity                                       --                --               --                --
     WealthQuest III Variable Annuity - No Rider                                       7                --               --                350
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                  2                --               --                100
     WealthQuest III Variable Annuity - 3% Roll-up                                    --                --               --                --
     WealthQuest III Variable Annuity - 5% Roll-up                                    --                --               --                21
     WQ III Group Unallocated Variable Annuity                                       (108)              --               (3)               30

------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Increase (decrease) in net assets from                                                178               --               (3)              1,890
policy transactions
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------

Increase (decrease) in net assets                                                     242               --               (3)              2,661

Net assets at the beginning of year                                                   678                5                3               3,647
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
------------------------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------

Net assets at the end of year                                                         920                5               --               6,308
=============================================================================== ================= ================ ================= ================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                             Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                    Fidelity Index  Fidelity Growth      Fidelity
                                                                                     500              Opp.            MidCap
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Operations
   Investment income (loss) - net                                                     38               1               (40)
   Net realized gains (losses) on investments                                        154               9               255
   Net change in unrealized appreciation or depreciation of investments               12               62              604

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Net increase (decrease) in net assets resulting from operations                      204               72              819
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                 --               --               --
     Investrac Gold Variable Annuity                                                 --               --               --
     Investrac Gold Annuitized Variable Annuity                                      --               --               --
     WealthQuest III Variable Annuity - No Rider                                      48               5                89
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --               --                3
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                    7               --                28
     WQ III Group Unallocated Variable Annuity                                      1,236             211              845

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                 --               --               --
     Investrac Gold Variable Annuity                                                 --               --               --
     Investrac Gold Annuitized Variable Annuity                                      --               --               --
     WealthQuest III Variable Annuity - No Rider                                      64               52              379
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                (19)             --               192
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                   (88)              67              (29)
     WQ III Group Unallocated Variable Annuity                                      (590)             (5)               32

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Increase (decrease) in net assets from                                               658              330             1,539
policy transactions
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Increase (decrease) in net assets                                                    862              402             2,358

Net assets at the beginning of year                                                 4,506             508             3,830
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Net assets at the end of year                                                       5,368             910             6,188
=============================================================================== =============== ================= =============== ================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                             Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                       Fidelity         Fidelity         Fidelity
                                                                                                   Investment        Growth &
                                                                                Equity Income      Grade Bond         Income
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Operations
   Investment income (loss) - net                                                    --               --               --
   Net realized gains (losses) on investments                                        --               --               --
   Net change in unrealized appreciation or depreciation of investments               1                1                1

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Net increase (decrease) in net assets resulting from operations                       1                1                1
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                 --               --               --
     Investrac Gold Variable Annuity                                                 --               --               --
     Investrac Gold Annuitized Variable Annuity                                      --               --               --
     WealthQuest III Variable Annuity - No Rider                                     --               --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --               --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --               --               --
     WQ III Group Unallocated Variable Annuity                                        16               34               3

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                 --               --               --
     Investrac Gold Variable Annuity                                                 --               --               --
     Investrac Gold Annuitized Variable Annuity                                      --               --               --
     WealthQuest III Variable Annuity - No Rider                                      4                97               50
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --               --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --               --                1
     WQ III Group Unallocated Variable Annuity                                        20               18               13

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Increase (decrease) in net assets from                                                40              149               67
policy transactions
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Increase (decrease) in net assets                                                     41              150               68

Net assets at the beginning of year                                                  --               --               --
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Net assets at the end of year                                                         41              150               68
=============================================================================== =============== ================= =============== ================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                             Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                    Fidelity Value   Fidelity Value      Fidelity
                                                                                                   Strategies     Value Leaders
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Operations
   Investment income (loss) - net                                                    --               --               --
   Net realized gains (losses) on investments                                        --               --               --
   Net change in unrealized appreciation or depreciation of investments               7               --                1

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Net increase (decrease) in net assets resulting from operations                       7               --                1
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                 --               --               --
     Investrac Gold Variable Annuity                                                 --               --               --
     Investrac Gold Annuitized Variable Annuity                                      --               --               --
     WealthQuest III Variable Annuity - No Rider                                     --               --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --               --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --               --               --
     WQ III Group Unallocated Variable Annuity                                        68               10               2

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                 --               --               --
     Investrac Gold Variable Annuity                                                 --               --               --
     Investrac Gold Annuitized Variable Annuity                                      --               --               --
     WealthQuest III Variable Annuity - No Rider                                      9               --                19
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --               --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --               --               --
     WQ III Group Unallocated Variable Annuity                                        23              --                1

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Increase (decrease) in net assets from                                               100               10               22
policy transactions
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Increase (decrease) in net assets                                                    107               10               23

Net assets at the beginning of year                                                  --               --               --
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Net assets at the end of year                                                        107               10               23
=============================================================================== =============== ================= =============== ================

See accompanying notes to separate account financial statements.                             (continued)

                                                 AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                          STATEMENT OF CHANGES IN NET ASSETS
                                                             YEAR ENDED DECEMBER 31, 2005

                                                                (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                        AIM              AIM                AIM                AIM
                                                                                 Dynamics     Global Health Care     Technology      Small Co. Growth
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
Operations
   Investment income (loss) - net                                                   --               (5)                (3)                (2)
   Net realized gains (losses) on investments                                        6                13                 7                  19
   Net change in unrealized appreciation or depreciation of investments              4                49                 11                 26

------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
Net increase (decrease) in net assets resulting from operations                     10                57                 15                 43
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                --               --                 --                 --
     Investrac Gold Variable Annuity                                                --               --                 --                 --
     Investrac Gold Annuitized Variable Annuity                                     --               --                 --                 --
     WealthQuest III Variable Annuity - No Rider                                     2                1                  4                  2
     WealthQuest III Variable Annuity - 6 yr. Ratchet                               --               --                 --                 --
     WealthQuest III Variable Annuity - 3% Roll-up                                  --               --                 --                 --
     WealthQuest III Variable Annuity - 5% Roll-up                                  --                24                --                 --
     WQ III Group Unallocated Variable Annuity                                      16               175                137                203

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                --               --                 --                 --
     Investrac Gold Variable Annuity                                                --               --                 --                 --
     Investrac Gold Annuitized Variable Annuity                                     --               --                 --                 --
     WealthQuest III Variable Annuity - No Rider                                    --                4                  11                 14
     WealthQuest III Variable Annuity - 6 yr. Ratchet                               --                5                  5                 --
     WealthQuest III Variable Annuity - 3% Roll-up                                  --               --                 --                 --
     WealthQuest III Variable Annuity - 5% Roll-up                                  --               --                 --                 --
     WQ III Group Unallocated Variable Annuity                                     (15)              (62)              (111)               (31)

------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
Increase (decrease) in net assets from                                               3               147                 46                188
policy transactions
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------

Increase (decrease) in net assets                                                   13               204                 61                231

Net assets at the beginning of year                                                 92               599                593                455
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------
------------------------------------------------------------------------------ -------------- ------------------- ----------------- -------------------

Net assets at the end of year                                                       105              803                654                686
============================================================================== ============== =================== ================= ===================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------------------------------
                              Net Changes                                        AIM           AIM Utilities         AIM
                                                                                Global                                Financial
                                                                             Real Estate                          Services
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
Operations
   Investment income (loss) - net                                                10                 21                4
   Net realized gains (losses) on investments                                    442                48               12
   Net change in unrealized appreciation or depreciation of investments         (122)                4                5

------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
Net increase (decrease) in net assets resulting from operations                  330                73               21
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                             --                 --               --
     Investrac Gold Variable Annuity                                             --                 --               --
     Investrac Gold Annuitized Variable Annuity                                  --                 --               --
     WealthQuest III Variable Annuity - No Rider                                 17                  1               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                            --                 --               --
     WealthQuest III Variable Annuity - 3% Roll-up                               --                 --               --
     WealthQuest III Variable Annuity - 5% Roll-up                               24                 22               --
     WQ III Group Unallocated Variable Annuity                                   637                196              119

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                             --                 --               --
     Investrac Gold Variable Annuity                                             --                 --               --
     Investrac Gold Annuitized Variable Annuity                                  --                 --               --
     WealthQuest III Variable Annuity - No Rider                                 37                 162               3
     WealthQuest III Variable Annuity - 6 yr. Ratchet                           (213)               367              --
     WealthQuest III Variable Annuity - 3% Roll-up                                9                 --               --
     WealthQuest III Variable Annuity - 5% Roll-up                               (1)                13               --
     WQ III Group Unallocated Variable Annuity                                  (328)               62              (77)

------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
Increase (decrease) in net assets from                                           182                823              45
policy transactions
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------

Increase (decrease) in net assets                                                512                896              66

Net assets at the beginning of year                                             2,082               212              323
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------
------------------------------------------------------------------------- ------------------ ------------------ -------------- -------------------

Net assets at the end of year                                                   2,594              1,108             389
========================================================================= ================== ================== ============== ===================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                               MFS Variable Insurance Trust - Initial Class Shares
--------------------------------------------------------------------------------------------------------------------------------------------------
                                Net Changes                                    MFS Emerging      MFS Capital      MFS Research    MFS Investors
                                                                                  Growth           Opport.                            Trust
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
Operations
   Investment income (loss) - net                                                  (27)              (5)              (10)             (10)
   Net realized gains (losses) on investments                                     (271)              (85)             (43)              11
   Net change in unrealized appreciation or depreciation of investments            480                93              154              119

---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
Net increase (decrease) in net assets resulting from operations                    182                3               101              120
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                3                 1               --               --
     Investrac Gold Variable Annuity                                               --                --               --               --
     Investrac Gold Annuitized Variable Annuity                                    --                --               --               --
     WealthQuest III Variable Annuity - No Rider                                    24               --               --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                               7                --               --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                 --                --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                 --                --               --                2
     WQ III Group Unallocated Variable Annuity                                     102                80               45              119

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                              (361)             (163)            (159)            (183)
     Investrac Gold Variable Annuity                                               --                --               --               --
     Investrac Gold Annuitized Variable Annuity                                    --                --               --               --
     WealthQuest III Variable Annuity - No Rider                                    28               (6)              (7)              (18)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                               1                (6)              --                6
     WealthQuest III Variable Annuity - 3% Roll-up                                 --                --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                 --                (1)              (1)              (2)
     WQ III Group Unallocated Variable Annuity                                     (86)              (46)             (5)              (5)

---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
Increase (decrease) in net assets from                                            (282)             (141)            (127)             (81)
policy transactions
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------

Increase (decrease) in net assets                                                 (100)             (138)             (26)              39

Net assets at the beginning of year                                               2,611             1,649            1,623            1,992
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------
---------------------------------------------------------------------------- ----------------- ----------------- --------------- -----------------

Net assets at the end of year                                                     2,511             1,511            1,597            2,031
============================================================================ ================= ================= =============== =================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                        Van Eck Worldwide Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                     Van Eck Hard      Van Eck
                                                                                                   Emerging
                                                                                    Assets         Markets
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
Operations
   Investment income (loss) - net                                                    (1)             (3)
   Net realized gains (losses) on investments                                         12              42
   Net change in unrealized appreciation or depreciation of investments               34             129

------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
Net increase (decrease) in net assets resulting from operations                       45             168
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                 --               3
     Investrac Gold Variable Annuity                                                 --              --
     Investrac Gold Annuitized Variable Annuity                                      --              --
     WealthQuest III Variable Annuity - No Rider                                     --              --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --              --
     WQ III Group Unallocated Variable Annuity                                       --              --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                  74            (110)
     Investrac Gold Variable Annuity                                                 --              --
     Investrac Gold Annuitized Variable Annuity                                      --              --
     WealthQuest III Variable Annuity - No Rider                                     --              --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --              --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --              --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --              --
     WQ III Group Unallocated Variable Annuity                                       --              --

------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
Increase (decrease) in net assets from                                                74            (107)
policy transactions
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------

Increase (decrease) in net assets                                                    119              61

Net assets at the beginning of year                                                   45             607
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------
------------------------------------------------------------------------------- --------------- --------------- ---------------- -----------------

Net assets at the end of year                                                        164             668
=============================================================================== =============== =============== ================ =================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                   American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                      AN Growth        AN Equity      AN Balanced    AN Money Market
                                                                                                    Income
------------------------------------------------------------------------------- --------------- ---------------- --------------- -----------------
------------------------------------------------------------------------------- --------------- ---------------- --------------- -----------------
Operations
   Investment income (loss) - net                                                    (5)              28               36              155
   Net realized gains (losses) on investments                                        (33)             252             134              --
   Net change in unrealized appreciation or depreciation of investments               86             (210)           (200)             --

------------------------------------------------------------------------------- --------------- ---------------- --------------- -----------------
------------------------------------------------------------------------------- --------------- ---------------- --------------- -----------------
Net increase (decrease) in net assets resulting from operations                       48              70              (30)             155
------------------------------------------------------------------------------- --------------- ---------------- --------------- -----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                  2               17               1                3
     Investrac Gold Variable Annuity                                                  50              62               15               1
     Investrac Gold Annuitized Variable Annuity                                      --               --              --               --
     WealthQuest III Variable Annuity - No Rider                                      11              24               40             4,123
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                 3                1              --               350
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --              --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --                7              --               924
     WQ III Group Unallocated Variable Annuity                                        83              250             236             4,757

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                (175)            (687)           (155)            (478)
     Investrac Gold Variable Annuity                                                (482)            (757)           (179)             (27)
     Investrac Gold Annuitized Variable Annuity                                      --               (3)             (3)              --
     WealthQuest III Variable Annuity - No Rider                                      29              98              378            (4,193)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --              (228)           (148)            (212)
     WealthQuest III Variable Annuity - 3% Roll-up                                   --              (12)             --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --              (53)             (31)            (708)
     WQ III Group Unallocated Variable Annuity                                      (109)              6             (266)           (2,114)

------------------------------------------------------------------------------- --------------- ---------------- --------------- -----------------
------------------------------------------------------------------------------- --------------- ---------------- --------------- -----------------
Increase (decrease) in net assets from                                              (588)           (1,275)          (112)            2,426
policy transactions
------------------------------------------------------------------------------- --------------- ---------------- --------------- -----------------
------------------------------------------------------------------------------- --------------- ---------------- --------------- -----------------

Increase (decrease) in net assets                                                   (540)           (1,205)          (142)            2,581

Net assets at the beginning of year                                                 3,499            9,939           4,397            6,369
------------------------------------------------------------------------------- --------------- ---------------- --------------- -----------------
------------------------------------------------------------------------------- --------------- ---------------- --------------- -----------------

Net assets at the end of year                                                       2,959            8,734           4,255            8,950
=============================================================================== =============== ================ =============== =================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                   American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------------------------------------------
                              Net Changes                                  AN Government    AN High Yield    AN Small/MidCap    AN International
                                                                               Bond              Bond                                 Stock
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
Operations
   Investment income (loss) - net                                               67                53               (5)                  4
   Net realized gains (losses) on investments                                  (20)               9                 19                 22
   Net change in unrealized appreciation or depreciation of investments        (11)             (100)               14                 19

------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
Net increase (decrease) in net assets resulting from operations                 36               (38)               28                 45
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                            --               --                --                  --
     Investrac Gold Variable Annuity                                            --               --                --                  --
     Investrac Gold Annuitized Variable Annuity                                 --               --                --                  --
     WealthQuest III Variable Annuity - No Rider                                24                3                 7                   6
     WealthQuest III Variable Annuity - 6 yr. Ratchet                           --                14               --                   9
     WealthQuest III Variable Annuity - 3% Roll-up                              --               --                --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                              --               --                --                  --
     WQ III Group Unallocated Variable Annuity                                  503              154               121                 252

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                           (20)               21              (150)               (13)
     Investrac Gold Variable Annuity                                            (1)              --                (47)                --
     Investrac Gold Annuitized Variable Annuity                                 --               --                --                  --
     WealthQuest III Variable Annuity - No Rider                                223               98                17                 24
     WealthQuest III Variable Annuity - 6 yr. Ratchet                           (8)               25               (4)                  2
     WealthQuest III Variable Annuity - 3% Roll-up                               3               --                --                  --
     WealthQuest III Variable Annuity - 5% Roll-up                              42               (5)               (4)                 --
     WQ III Group Unallocated Variable Annuity                                 (128)             (47)               11                 18

------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
Increase (decrease) in net assets from                                          638              263               (49)                298
policy transactions
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------

Increase (decrease) in net assets                                               674              225               (21)                343

Net assets at the beginning of year                                            2,155             951               737                 372
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------
------------------------------------------------------------------------ ------------------ --------------- ------------------- ------------------

Net assets at the end of year                                                  2,829            1,176              716                 715
======================================================================== ================== =============== =================== ==================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  T. Rowe Price
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                     T Rowe Price     T Rowe Price     T Rowe Price    T Rowe Price
                                                                                                 International
                                                                                Equity Income        Stock        Ltd Term Bond    MidCap Growth
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Operations
   Investment income (loss) - net                                                     57               33               73             (45)
   Net realized gains (losses) on investments                                        711               39              (19)             650
   Net change in unrealized appreciation or depreciation of investments             (503)             438              (26)             32

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Net increase (decrease) in net assets resulting from operations                      265              510               28              637
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                  10               2                2               34
     Investrac Gold Variable Annuity                                                  6               --               --               19
     Investrac Gold Annuitized Variable Annuity                                      --               --               --               --
     WealthQuest III Variable Annuity - No Rider                                      81               2                23               6
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                 3               --                1               --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                    2                1                1               --
     WQ III Group Unallocated Variable Annuity                                      1,277             729              716              504

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                (343)            (156)            (149)            (316)
     Investrac Gold Variable Annuity                                                  69              (6)              --              (152)
     Investrac Gold Annuitized Variable Annuity                                      --               --               --               --
     WealthQuest III Variable Annuity - No Rider                                     316               97              222             (73)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                 24              --               (3)             (17)
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --               --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                   (34)              80               86             (52)
     WQ III Group Unallocated Variable Annuity                                      (475)              62             (187)            (258)

------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
Increase (decrease) in net assets from                                               936              811              712             (305)
policy transactions
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Increase (decrease) in net assets                                                   1,201            1,321             740              332

Net assets at the beginning of year                                                 7,865            2,644            2,185            4,946
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------
------------------------------------------------------------------------------- --------------- ----------------- --------------- ----------------

Net assets at the end of year                                                       9,066            3,965            2,925            5,278
=============================================================================== =============== ================= =============== ================

See accompanying notes to separate account financial statements.                             (continued)

                                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31, 2005

                                                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------
                                                            Lazard Retirement Series
--------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                        Lazard          Lazard
                                                                                                   Emerging
                                                                                   SmallCap         Markets
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
Operations
   Investment income (loss) - net                                                    (12)             (4)
   Net realized gains (losses) on investments                                        144              61
   Net change in unrealized appreciation or depreciation of investments             (111)             78

------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
Net increase (decrease) in net assets resulting from operations                       21              135
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                                  3                5
     Investrac Gold Variable Annuity                                                 --               --
     Investrac Gold Annuitized Variable Annuity                                      --               --
     WealthQuest III Variable Annuity - No Rider                                     --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --               --
     WQ III Group Unallocated Variable Annuity                                       --               --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                                (149)             (5)
     Investrac Gold Variable Annuity                                                 --               --
     Investrac Gold Annuitized Variable Annuity                                      --               --
     WealthQuest III Variable Annuity - No Rider                                     --               --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                                --               --
     WealthQuest III Variable Annuity - 3% Roll-up                                   --               --
     WealthQuest III Variable Annuity - 5% Roll-up                                   --               --
     WQ III Group Unallocated Variable Annuity                                       --               --

------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
Increase (decrease) in net assets from                                              (146)             --
policy transactions
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------

Increase (decrease) in net assets                                                   (125)             135

Net assets at the beginning of year                                                  977              369
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------
------------------------------------------------------------------------------- --------------- ---------------- ---------------- ----------------

Net assets at the end of year                                                        852              504
=============================================================================== =============== ================ ================ ================

See accompanying notes to separate account financial statements.

104
                                                                                               (continued)
AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General...American National Variable Annuity Separate Account (Separate Account) was established on July
     30, 1991 under Texas law as a separate investment account of American National Insurance Company
     (the Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate
     Account are segregated from the Sponsor's other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment
     Company Act of 1940, as amended, as a unit investment trust.

     These financial statements report the results of the subaccounts for the various variable annuity products. There are currently 67 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger American Fund, American
     National Investment Accounts, Inc., Federated Insurance Series, Fidelity Variable Insurance
     Products, AIM Variable Insurance Funds, LAZARD Retirement Series, MFS Variable Insurance Trust, T.
     Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price
     International Series, Inc. and VAN ECK Worldwide Insurance Trust.  The American National Investment
     Accounts, Inc. funds were organized and are managed for a fee by Securities Management & Research,
     Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

Basis of Presentation...The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles.

Investments...Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes...The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders' are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates...The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period.  Operating results in the future could vary from the amounts derived from management's estimates.

(2)      SECURITY PURCHASES AND SALES

For the year ended December 31, 2006, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

                                                          Purchases                   Sales
----------------------------------------------------------------------------------------------------------
Alger Small Capitalization                             $     1,403              $       403
Alger Growth Portfolio                                        627                    1,196
Alger Income & Growth                                         315                      470
Alger Balanced                                                 953                      801
Alger MidCap Growth                                         1,231                      510
Alger Leveraged AllCap                                        506                      223
Federated Capital Income                                       137                      131
Federated U.S. Government Securities                           117                      218
Federated High Income Bond                                     927                      873
Federated MidCap Growth Strategies                             236                      221
Federated Equity Income                                        335                      493
Federated Quality Bond                                         129                        8
Federated Kaufmann                                             333                       40
Fidelity Growth & Income                                        11                        1
Fidelity Equity Income                                         442                      526
Fidelity Growth                                                 58                      489
Fidelity High Income                                            11                       67
Fidelity Money Market                                           19                       73
Fidelity Overseas                                              217                      124
Fidelity Investment Grade Bond                                  46                      214
Fidelity Asset Manager                                          35                      234
Fidelity Index 500                                             292                    1,950
Fidelity Contrafund                                          1,465                    2,091
Fidelity Asset Manager Growth                                   49                      133
Fidelity Balanced                                              127                       68
Fidelity Growth Opportunities                                   58                      359
Fidelity Mid Cap                                               500                      286
Fidelity Aggressive Growth II                                  287                      155
Fidelity Asset Manager II                                       --                       --
Fidelity Contrafund II                                       3,840                    1,739
Fidelity Index 500 II                                        2,021                      805
Fidelity Growth Opportunities II                               284                      137
Fidelity Mid Cap II                                          3,395                    1,895
Fidelity Equity Income II                                      411                       28
Fidelity Investment Grade Bond II                              247                       84
Fidelity Growth & Income II                                    344                       82
Fidelity Value II                                              287                        9
Fidelity Value Strategies II                                   320                       17
Fidelity Value Leaders II                                      320                       36
AIM Dynamics                                                    57                       29
AIM Global Health Care                                         253                      328
AIM Technology                                                 208                      198
AIM Small Company Growth                                       241                      116
AIM Global Real Estate                                       1,676                      665
AIM Utilities                                                  838                      406
AIM Financial Services                                         218                      111

                                                          Purchases                   Sales
----------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                    $       312              $       782
MFS Capital Opportunities                                      128                      447
MFS Research                                                    77                      376
MFS Investors Trust                                            226                      495
Van Eck Hard Assets                                             99                       59
Van Eck Emerging Markets                                       135                      262
AN Growth                                                      274                      654
AN Equity Income                                             1,491                   3,116
AN Balanced                                                    817                      945
AN Money Market                                             9,328                     9,228
AN Government Bond                                             581                      747
AN High Yield Bond                                            272                      276
AN Small-Cap/Mid-Cap                                          182                       126
AN International Stock                                        563                      223
T. Rowe Price Equity Income                                 2,929                    2,532
T. Rowe Price International Stock                            2,266                    1,390
T. Rowe Price Limited-Term Bond                               955                      645
T. Rowe Price Mid-Cap Growth                                1,878                    1,771
Lazard Retirement Small Cap                                   103                      433
Lazard Emerging Markets                                        200                     113
----------------------------------------------------------------------------------------------------------
TOTALS                                                 $    48,642              $    43,662

(3)      POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges...Mortality risk and expense risk charges were assessed daily against the Separate Account's net asset value. This fee was assessed during 2006 on policies in both the accumulation period and the annuity period, and varied by product as follows:

         WealthQuest Variable Annuity II             1.15%

         Investrac Gold Variable Annuity             1.25%

         Investrac Gold Annuitized Variable Annuity  0.85%

         Group Unallocated Variable Annuity          1.25%

         Wealthquest III Variable Annuity            1.10% (with No Riders, accumulation period)
         Wealthquest III Variable Annuity            1.15% (with No Riders, annuity period)

         Wealthquest III Variable Annuity                     1.20% (with Minimum Guaran. Death Benefit
                                                              Rider, 6 year Ratchet)

         Wealthquest III Variable Annuity            1.30% (3% Guaranteed Death Benefit Rider)

         Wealthquest III Variable Annuity            1.45% (5% Guaranteed Death Benefit Rider)

Effective May 1, 2003, the mortality risk and expense risk charge assessed daily against the Separate
Account's net asset value for the Group Unallocated Variable Annuity changed to 0.35% plus a monthly administration fee based on total contract value as follows:

         $0 - 500,000                                         0.90%

         $500,001 - 1,000,000                                 0.70%

         $1,000,001 - 3,000,000                      0.50%

         $3,000,001 - 5,000,000                      0.25%

         Over $5,000,000                             0%

Monthly Administrative Charges... American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $25 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee is 0.10%
annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders' accounts.

Surrender Charge... On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue.  The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal.

Transfer Charge... A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charges... Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging from zero to 3.5%. American National's current practice is to deduct any state imposed premium tax from Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

(4)      FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholders' account balance (see preceding note).  Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return (all numbers are percentages):

             At December 31                                              For the  year ended December 31,

                Units           Unit Fair Value          Net Assets     Investment *  Expense Ratio **        Total Return***

                (000s)        Lowest to Highest            (000s)      Income Ratio   Lowest to Highest      Lowest to Highest

Alger Small
Capitalization:
2006           2,660           $0.89 to 1.00               $2,600            --         1.20 to 1.55            18.18 to 19.48
2005           1,547            0.75 to 0.83                1,273            --         1.20 to 1.55            15.08 to 16.32
2004             868            0.65 to 0.72                  618            --         1.20 to 1.55            14.77 to 16.16
2003             709           0.57 to 0.62                   431            --         1.20 to 1.55            40.16 to 41.81
2002             465            0.40 to 0.44                 199             --         1.20 to 1.55           -27.37 to -27.11
Alger Growth:
2006            3,133           0.76 to 0.80                 2,484           0.13        1.20 to 1.55              3.54 to 4.72
2005            3,868          0.73 to 0.77                  2,932           0.22        1.20 to 1.55            10.31 to 11.81
2004            3,381          0.67 to 0.69                  2,299             --        1.20 to 1.55              3.87 to 5.13
2003            2,678          0.64 to 0.65                  1,739             --        1.20 to 1.55             32.42 to 34.16
2002            2,033          0.48 to 0.49                   986             0.05       1.20 to 1.55           -34.04 to -33.80
Alger Income
& Growth:
2006            1,518          $0.80 to 0.85                $1,261            1.22       1.20 to 1.55               7.64 to 8.84
2005            1,726          0.74 to 0.78                  1,322            1.06       1.20 to 1.55               1.85 to 3.08
2004            1,664          0.72 to 0.76                  1,236            0.50       1.20 to 1.55               6.18 to 7.47
2003            1,524          0.68 to 0.71                  1,056            0.30       1.20 to 1.55              27.84 to 28.96
2002            1,297          0.53 to 0.55                    700            0.67       1.20 to 1.55            -32.17 to -31.93
Alger Balanced:
2006            3,121          1.03 to 1.09                 3,327             6.37       1.20 to 1.55                 3.12 to 4.36
2005            3,151         1.00 to 1.04                  3,235             1.66       1.20 to 1.55                  6.75 to 8.04
2004            2,821         0.94 to 0.97                  2,686             1.03       1.20 to 1.55                  2.95 to 4.20
2003            2,427         0.91 to 0.93                  2,228             1.85       1.20 to 1.55               17.20 to 19.08
2002            1,640         0.77 to 0.78                  1,277             1.94       1.20 to 1.55               -13.66 to -13.35
Alger MidCap
Growth:
2006            2,464         1.16 to 1.22                 2,957              13.33      1.20 to 1.55                  8.46 to 9.73
2005            2,113         1.06 to 1.11                 2,322              3.70       1.20 to 1.55                  8.14 to 9.41
2004            1,832         0.98 to 1.02                 1,841               --        1.20 to 1.55                 11.30 to 12.65
2003            1,602         0.88 to 0.90                 1,435               --        1.20 to 1.55                 45.52 to 46.84
2002            1,333         0.60 to 0.61                   811               --        1.20 to 1.55                -30.64 to -30.37
Alger Leveraged
AllCap:
2006            1,545         0.75 to 0.85                 1,283               --        1.20 to 1.55                17.44 to 18.85
2005            1,177         0.64 to 0.71                   821               --        1.20 to 1.55                 12.69 to 13.97
2004            1,046         0.56 to 0.62                   640               --        1.20 to 1.55                   6.52 to 7.81
2003            1,216         0.53 to 0.58                   691               --        1.20 to 1.55                 32.39 to 34.22
2002              763         0.40 to 0.43                   324             0.01        1.20 to 1.55               -34.94 to -34.71
Federated Capital
Income:
2006              550         0.93 to 0.99                                   5.30        1.20 to 1.55                 13.87 to 15.44
2005              572         0.82 to 0.86                    482            4.87        1.20 to 1.55                   4.58 to 5.73
2004              694         0.78 to 0.81                    555            4.18        1.20 to 1.55                   8.23 to 9.54
2003              706         0.72 to 0.74                    519            6.15         1.20 to 1.55                 18.63 to 19.76
2002              751         0.61 to 0.62                    462            5.20         1.20 to 1.55                -25.13 to -24.87
Federated  U.S. Government
Securities:
2006              535         1.03 to 1.39                     726            4.26          1.20 to 1.55                 2.55 to 3.77
2005              617         1.00 to 1.35                     829            3.61          1.20 to 1.55                   0.35 to 0.92
2004              702                1.34                      939            4.71           1.25                               2.32
2003              823                1.31                    1,075            3.85           1.25                              1.09
2002            1,418                1.29                     1,832           3.73          1.25                               7.67
Federated  High Income
Bond:
2006            2,308         1.32 to 1.39                   3,142            8.42            1.20 to 1.55             9.11 to 10.49
2005            2,458         1.21 to 1.26                   3,033            7.76            1.20 to 1.55              1.08 to 2.23
2004            2,174         1.19 to 1.23                   2,630            7.30            1.20 to 1.55             8.76 to 10.07
2003            2,338         1.10 to 1.12                   2,580            6.49            1.20 to 1.55            20.34 to 21.43
2002            2,310         0.91 to 0.92                   2,105            10.02            1.20 to 1.55                   -0.19 to 0.17

                                    At December 31                                              For the  year ended December 31,

                Units           Unit Fair Value          Net Assets     Investment *  Expense Ratio **        Total Return***

                (000s)        Lowest to Highest            (000s)      Income Ratio   Lowest to Highest      Lowest to Highest

Federated MidCap
Growth Strategies:
2006           1,212            $0.87 to 1.46                $1,425          --            1.20 to 1.55               6.58 to 7.63
2005           1,137            0.81 to 1.36                  1,300          --            1.20 to 1.55                  10.97 to 12.54
2004           1,256            0.73 to 1.22                  1,341          --            1.20 to 1.55                  13.65 to 15.03
2003           1,275            0.64 to 1.07                  1,242          --            1.20 to 1.55               37.93 to 39.18
2002           1,302            0.47 to 0.78                    957          --            1.20 to 1.55             -27.49 to -27.23
Federated Equity
Income:
2006             866             1.03 to 1.42                  1,026         2.15          1.20 to 1.55               21.25 to 22.71
2005           1,013             0.85 to 1.16                    999         2.42          1.20 to 1.55                 1.75 to 2.97
2004             952             0.84 to 1.14                    913         1.81          1.20 to 1.55               11.10 to 12.45
2003             795             0.75 to 1.02                    700         1.51          1.20 to 1.55                25.31 to 26.39
2002             805             0.60 to 0.81                    564         2.25          1.20 to 1.55              -21.97 to -21.70
Federated
Quality Bond:
2006             157             1.03 to 1.05                    163         2.93           1.20 to 1.55               2.56 to 3.26
2005              40             1.00 to 1.01                     40          --            1.20 to 1.55               0.39 to 1.20
Federated Kaufmann:
2006             242            1.35 to 1.38                     333         1.41            1.20 to 1.55            13.12 to 14.84
2005              13            1.20 to 1.21                      16          --             1.20 to 1.55            19.83 to 20.52
Fidelity Growth
& Income:
2006              73                    1.08                      79         3.98             1.40                   11.61
2005              65                    0.97                      62         1.58             1.40                   6.14
2004              63                    0.91                      58         0.86             1.40                   4.23
2003              63                    0.87                      55         1.41             1.40                   22.05
2002             123                    0.71                      88         0.60             1.40                  -17.71
Fidelity Equity
Income:
2006             622                    3.09                   1,922        14.90             1.40                    18.53
2005             750                    2.61                   1,955         5.28             1.40                    4.39
2004             870                    2.50                   2,173         1.92             0.95 to 1.40            9.97 to 10.14
2003           1,001                    2.27                   2,275         1.73             0.95 to 1.40           28.52 to 28.71
2002           1,134                1.77 to 1.90               2,004         2.37             0.95 to 1.40          -18.08 to -17.71
Fidelity Growth:
2006             710                    2.48                   1,758          0.42             1.40                   5.37
2005             879                    2.35                   2,065          0.53             1.40                   4.33
2004           1,117                    2.25                   2,514          0.28             0.95 to 1.40                   1.94 to 2.09
2003           1,117                    2.21                   2,468          0.27             0.95 to 1.40                 31.00 to 31.20
2002           1,238                1.69 to 1.86               2,089          0.26             0.95 to 1.40                -31.06 to -30.75
Fidelity High
Income:
2006              78                1.60 to 1.61                 125          6.22             0.95 to 1.40              9.35 to 9.86
2005             121                    1.46                     176         14.82             0.95 to 1.40                   1.43 to 1.60
2004             152                    1.44                     219          7.73             0.95 to 1.40                   8.07 to 8.23
2003             230                    1.33                     305          6.97             0.95 to 1.40                 25.50 to 25.69
2002             246                 1.06 to 1.14                261         11.26             0.95 to 1.40                   2.01 to 2.50

                                    At December 31                                              For the  year ended December 31,

                Units           Unit Fair Value          Net Assets     Investment *  Expense Ratio **        Total Return***

                (000s)        Lowest to Highest            (000s)      Income Ratio   Lowest to Highest      Lowest to Highest

Fidelity Money
Market:
2006             205                  $1.37                 $281            4.88             1.40               3.40
2005             252                   1.33                  334            2.93             1.40               1.61
2004             279                   1.31                  364            1.13             0.95 to 1.40       -0.20 to -0.05
2003             282                   1.31                  369            0.98             0.95 to 1.40       -0.41 to -0.26
2002             443           1.31 to 1.42                  583            1.74             0.95 to 1.40        0.30 to 0.74
Fidelity Overseas:
2006             450                 2.12 to 2.13            953            1.43             0.95 to 1.40        16.45 to 16.62
2005             404                 1.82 to 1.83            734            1.02             0.95 to 1.40        17.39 to 17.57
2004             410                      1.55               635            1.18              0.95 to 1.40       12.05 to 12.22
2003             375                      1.38               518            1.47              0.95 to 1.40       41.38 to 41.59
2002             358                0.98 to 1.04             350            0.74              0.95 to 1.40       -21.38 to -20.24
Fidelity Investment
Grade Bond:
2006              87                     1.87                 164           4.63                  1.40                      2.91
2005             185                     1.82                 336           6.23                  1.40                      0.77
2004             215                     1.81                 389           7.72                0.95 to 1.40           3.00 to 3.15
2003             337                     1.76                 592           5.35                0.95 to 1.40           3.74 to 3.90
2002             336                 1.69 to 1.75             569           3.41                0.95 to 1.40           8.86 to 9.32
Fidelity Asset
Manager:
2006             502                 1.33 to 2.00             784           2.81                1.25 to 1.40           5.83 to 5.88
2005             642                 1.26 to 1.89             947           2.74                1.25 to 1.40           2.60 to 3.03
2004             759                 1.22 to 1.84           1,096           2.74                1.25 to 1.40           4.00 to 4.16
2003             852                 1.17 to 1.77           1,173           3.74                1.25 to 1.40          16.34 to 16.51
2002           1,156                 1.01 to 1.52           1,340           4.48                1.25 to 1.40          -9.99 to -9.73
Fidelity
Index 500:
2006           3,922                 1.46 to 3.14           7,517           1.80                0.95 to 1.40          14.13 to 14.30
2005           4,871                 1.28 to 2.75           8,193           1.80                0.95 to 1.40           3.37 to 3.50
2004           5,892                 1.24 to 2.66           9,422           1.31                0.95 to 1.40           9.07 to 9.24
2003           6,545                 1.13 to 2.44           9,523           1.51                0.95 to 1.40                26.63 to 26.82
2002           7,654                 0.89 to 2.26           8,638           1.37                0.95 to 1.40               -23.31 to -23.20
Fidelity
Contrafund:
2006           2,793                 1.94 to 3.42           6,739           9.08                0.95 to 1.40         10.17 to 10.34
2005           3,388                 1.76 to 3.10           7,235           0.30                0.95 to 1.40         15.31 to 15.49
2004           3,525                 1.52 to 2.69           6,429           0.33                0.95 to 1.40         13.87 to 14.04
2003           3,914                 1.34 to 2.36           6,172           0.48                0.95 to 1.40         26.68 to 26.87
2002           4,563                 1.05 to 2.00           5,567           0.90                0.95 to 1.40         -10.56 to -10.46
Fidelity Asset
Manager Growth:
2006             640                 1.20 to 1.77              869          2.01                0.95 to 1.40          5.51 to 5.79
2005             713                 1.14 to 1.68              911          2.28                0.95 to 1.40          2.45 to 2.63
2004             800                 1.11 to 1.64              992          2.39                0.95 to 1.40          4.51 to 4.66
2003             907                 1.06 to 1.57            1,068          3.08                0.95 to 1.40          21.62 to 21.81
2002           1,142                 0.87 to 1.35            1,088          2.90                0.95 to 1.40         -16.70 to -16.56

                                    At December 31                                              For the  year ended December 31,

                Units           Unit Fair Value          Net Assets     Investment *  Expense Ratio **        Total Return***

                (000s)        Lowest to Highest            (000s)      Income Ratio   Lowest to Highest      Lowest to Highest

Fidelity Balanced:
2006            109                $1.14                     $125          3.49            1.40                        10.16
2005             53                 1.04                       55          1.49            1.40                         4.29
2004             21                 0.99                       21          4.88            1.40                         4.00
2003             48                 0.96                       45          2.38            1.40                         16.09
2002             47                 0.82                       39          3.04            1.40                         -9.97
Fidelity Growth
Opportunities:
2006             883                0.79 to 1.05              920          0.77            1.25 to 1.40            4.00 to 4.15
2005           1,185                0.76 to 1.01             1,188         0.88            1.25 to 1.40            7.38 to 7.54
2004           1,511                0.71 to 0.94             1,405         0.56            1.25 to 1.40            5.70 to 5.86
2003           1,800                0.67 to 0.88             1,577         0.78            1.25 to 1.40            28.07 to 28.26
2002           1,823                0.52 to 0.69             1,248         1.13            1.25 to 1.40           -22.95 to -22.80
Fidelity Mid Cap:
2006             385                    2.97                 1,142         12.37                   1.40                     11.14
2005             351                    2.67                   938          1.65                   1.40                     16.66
2004             402                    2.29                   919            --                   1.40                      23.18
2003             448                    1.86                   832          0.41                   1.40                     36.71
2002             420                    1.36                   570          0.98                   1.40                      -11.05
Fidelity Aggressive
Growth II:
2006            1,057                 0.99 to 1.03            1,083          5.20             1.20 to 1.55            6.64 to 7.92
2005              967                 0.93 to 0.95              920         3.38              1.20 to 1.55            6.35 to 7.36
2004              765                 0.87 to 0.89              678           --              1.20 to 1.55            8.27 to 9.58
2003              535                 0.80 to 0.81              434           --              1.20 to 1.55           28.28 to 29.45
2002              115                 0.62 to 0.63               72           --              1.20 to 1.55              -27.76 to -27.50
Fidelity Asset
Manager II:
2006                4                      1.11                   5         2.52                1.20 to 1.55          6.76
2005                4                      1.04                   5         2.39                1.20 to 1.55          3.42
2004                5                      1.00                   5         2.47                1.20 to 1.55            3.56 to 4.81
2003                5                      0.96                   4          --                 1.20 to 1.55                15.85 to 16.91
2002                5                      0.82                   4         3.84                1.20 to 1.55               -10.44 to -10.12
Fidelity
Contrafund II:
2006              6,163                 1.32 to 1.40             8,496       10.08               1.20 to 1.55    9.73 to 11.04
2005              5,073                 1.20 to 1.26             6,308      0.12                 1.20 to 1.55                14.85 to 16.21
2004              3,400                 1.05 to 1.08             3,647      0.17                 1.20 to 1.55                13.38 to 14.76
2003              2,380                 0.93 to 0.94             2,235      0.24                 1.20 to 1.55                26.23 to 27.37
2002              1,608                 0.73 to 0.74             1,190      0.40                 1.20 to 1.55               -11.01 to -10.69
Fidelity
Index 500 II:
2006              7,358                 0.97 to 1.02             7,433      1.31                 1.20 to 1.55         13.67 to 15.06
2005              6,087                 0.85 to 0.89             5,368      1.46                1.20 to 1.55                  2.95 to 4.19
2004              5,311                 0.83 to 0.85             4,506      1.00                1.20 to 1.55                  8.64 to 9.96
2003              3,999                 0.76 to .078             3,095      0.95                1.20 to 1.55                26.12 to 27.47
2002              2,675                 0.60 to 0.61             1,629      0.93                1.20 to 1.55               -23.65 to -23.38

Fidelity Growth
Opportunities II:
2006             1,255               $0.84 to 0.89                $1,104     0.42                 1.20 to 1.55    3.51 to 4.75
2005             1,081                 0.81 to 0.85                  910     0.57                   1.20 to 1.55                  6.66 to 8.30
2004               648                 0.77 to 0.78                  508     0.26                   1.20 to 1.55                  5.24 to 6.52
2003               413                 0.73 to 0.74                  304     0.66                   1.20 to 1.55                27.42 to 28.07
2002               241                       0.57                    139     0.76                   1.20 to 1.55               -23.22 to -22.95
Fidelity Mid Cap II:
2006             3,767                 1.97 to 2.07                  7,678   11.70                  1.20 to 1.55          10.68 to 12.01
2005             3,393                 1.78 to 1.85                  6,188    1.35                   1.20 to 1.55                16.20 to 17.64
2004             2,460                 1.53 to 1.57                  3,830     --                      1.20 to 1.55               22.73 to 24.22
2003             1,448                 1.25 to 1.27                  1,825    0.18                   1.20 to 1.55                36.13 to 37.36
2002               663                       0.92                     610     0.55                     1.20 to 1.55               -11.43 to -11.11
Fidelity Equity
Income II:
2006              322                 1.29 to 1.32                    420    15.15                1.20 to 1.55                   18.09 to 19.72
2005              37                 1.09 to 1.10                      41      --                 1.20 to 1.55                  9.46 to 10.09
Fidelity Investment
Grade Bond II:
2006              308                 1.03 to 1.05                     320   2.51                 1.20 to 1.55                    2.54 to 3.77
2005              149                       1.01                       150   --                      1.20 to 1.55                  0.56 to 1.13
Fidelity Growth &
Income II:
2006              287                 1.23 to 1.26                     360   2.27                    1.20 to 1.55                11.13 to 12.46
2005               61                 1.11 to 1.12                      68   --                      1.20 to 1.55                10.95 to 11.85
Fidelity
Value II:
2006              331                 1.23 to 1.26                      415  1.83                     1.20 to 1.55                12.66 to 14.40
2005               97                       1.10                        107  0.61                     1.20 to 1.55                  9.75 to 10.00
Fidelity Value
Strategies II:
2006              249                 1.34 to 1.36                      336     1.20                  1.20 to 1.55                  14.23 to 15.61
2005                9                       1.18                         10   --                       1.55                      17.84
Fidelity Value
Leaders II:
2006              249                1.27 to 1.30                        322  4.69                     1.20 to 1.55               13.11 to 14.46
2005               20                       1.13                          23  0.87                    1.20 to 1.55                12.52 to 13.16
AIM Dynamics:
2006              142                 1.03 to 1.08                        151   --                     1.20 to 1.55      14.34 to 15.71
2005              114                 0.91 to 0.93                        105   --                    1.20 to 1.55                  9.29 to 10.33
2004              110                 0.83 to 0.85                         92  --                      1.20 to 1.55                11.59 to 12.94
2003              110                 0.74 to 0.75                         82   --                      1.20 to 1.55                35.70 to 37.47
2002              165                       0.55                           90                          --                      1.20 to 1.55              -32.96 to -32.72
At December 31                                              For the  year ended December 31,

                Units           Unit Fair Value          Net Assets     Investment *  Expense Ratio **        Total Return***

                (000s)        Lowest to Highest            (000s)      Income Ratio   Lowest to Highest      Lowest to Highest

AIM Global
Health Care:
2006             660             $1.12 to 1.18                $770            --               1.20 to 1.55     3.62 to 4.87
2005             722              1.08 to 1.12                 803            --               1.20 to 1.55     6.49 to 7.77
2004             579              1.01 to 1.04                 599            --               1.20 to 1.55     5.91 to 7.19
2003             544              0.96 to 0.97                 527            --               1.20 to 1.55               25.82 to 27.00
2002             294                      0.76                 225            --               1.20 to 1.55              -25.72 to -25.45
AIM Technology:
2006           1,192              0.60 to .063                 742            --               1.20 to 1.55                8.79 to 10.20
2005           1,156              0.55 to 0.57                 654            --               1.20 to 1.55                 0.85 to 1.82
2004           1,065              0.55 to 0.56                 593            --               1.20 to 1.55                 3.02 to 4.27
2003             573              0.53 to 0.54                 307            --               1.20 to 1.55               43.06 to 44.35
2002             196                      0.37                  73            --               1.20 to 1.55              -47.67 to -47.49
AIM Small
Company Growth:
2006             859               1.03 to 1.07                914            --               1.20 to 1.55  12.38 to 13.64
2005             731               0.91 to 0.94                686            --               1.20 to 1.55                 3.83 to 4.91
2004             508               0.88 to 0.90                455            --               1.20 to 1.55               12.14 to 13.50
2003             243               0.78 to 0.79                191            --               1.20 to 1.55               31.38 to 32.68
2002             140                       0.60                 83            --               1.20 to 1.55              -32.19 to -31.95
AIM Real Estate:
2006            1,445              3.12 to 3.28              4,683          4.53               1.20 to 1.55      40.42 to 42.12
2005            1,131              2.22 to 2.31              2,594          3.99                1.20 to 1.55                12.48 to 13.79
2004            1,032              1.97 to 2.03              2,082          2.94                1.20 to 1.55                34.48 to 36.10
2003              754              1.47 to 1.49              1,120          2.57                1.20 to 1.55                36.69 to 37.92
2002              138                     1.08                 149          1.95                1.20 to 1.55                   4.72 to 5.09
AIM Utilities:
2006            1,521              1.11 to 1.17               1,753         5.02                1.20 to 1.55     23.54 to 24.81
2005            1,199              0.90 to 0.94               1,108         3.94                1.20 to 1.55               15.04 to 16.63
2004              263              0.79 to 0.81                 212         1.92                 1.20 to 1.55               21.65 to 23.12
2003              145                      0.65                  95         1.72                 1.20 to 1.55               15.66 to 16.72
2002               47                       0.56                 27         0.74                 1.20 to 1.55              -21.56 to -21.28
AIM Financial
Services:
2006              408                1.33 to 1.38               560         1.87                1.20 to 1.55            14.66 to 16.04
2005              329                1.15 to 1.19               389         1.39                1.20 to 1.55                 4.54 to 5.54
2004              288                1.10 to 1.12               323         0.69                1.20 to 1.55                 7.00 to 8.30
2003              277                1.02 to 1.04               287         0.65                1.20 to 1.55               27.59 to 28.75
2002              149                      0.81                 120         0.93                1.20 to 1.55             -16.23 to -15.93
MFS
Emerging Growth:
2006             2,479                0.59 to 1.30             2,206           --               1.20 to 1.55           6.24 to 7.52
2005             2,713                0.55 to 1.22             2,511           --               1.20 to 1.55                7.51 to 8.81
2004             2,882                0.51 to 1.13             2,611           --               1.20 to 1.55              11.22 to 12.57
2003             3,100                0.46 to 1.01             2,591           --               1.20 to 1.55              28.13 to 29.39
2002             2,894                0.36 to 0.79             1,957          --                1.20 to 1.55             -34.79 to -34.56

At December 31                                              For the  year ended December 31,

                Units           Unit Fair Value          Net Assets     Investment *  Expense Ratio **        Total Return***

                (000s)        Lowest to Highest            (000s)      Income Ratio   Lowest to Highest      Lowest to Highest

MFS Capital
Opportunities:
2006             1,304                $0.73 to 1.31            $1,360       0.42                1.20 to 1.55              12.06 to 13.41
2005             1,554                0.65 to 1.16              1,511       0.74                1.20 to 1.55                0.12 to 1.33
2004             1,665                0.65 to 1.16              1,649       0.36                1.20 to 1.55              10.73 to 12.07
2003             1,723                0.59 to 1.04              1,583       0.22                1.20 to 1.55              25.43 to 26.57
2002             1,935                0.47 to 0.83              1,478       0.07                1.20 to 1.55             -30.79 to -30.53
MFS Research:
2006             1,346                0.83 to 1.15              1,431       0.51                1.20 to 1.55                8.79 to 10.09
2005             1,625                0.76 to 1.05              1,597       0.47                1.20 to 1.55                6.14 to 7.42
2004             1,739                0.72 to 0.99              1,623       1.07                 1.20 to 1.55              14.06 to 15.44
2003             1,944                0.63 to 0.86              1,585       0.65                 1.20 to 1.55              22.79 to 23.90
2002             2,142                0.51 to 0.70              1,409       0.30                 1.20 to 1.55             -25.71 to -25.45
MFS
Investors Trust:
2006             1,858                1.00 to 1.12              1,991       0.48                1.20 to 1.55              11.27 to 12.60
2005             2,111                0.90 to 1.00              2,031       0.54                1.20 to 1.55                5.66 to 6.94
2004             2,187                0.85 to 0.95              1,992       0.61                1.20 to 1.55                9.64 to 10.97
2003             2,233                0.77 to 0.86              1,858       0.64                1.20 to 1.55              20.27 to 21.36
2002             2,038                0.64 to 0.71              1,435       0.56                1.20 to 1.55             -22.19 to -21.92
Van Eck
Hard Assets:
2006                92                       2.56                235        5.30                        1.25                   22.95
2005                79                       2.08                164        0.16                        1.25                   49.79
2004                32                       1.39                 45          --                         1.25                  22.43
2003                36                       1.14                 41        0.97                         1.25                  43.28
2002               196                       0.79                155        0.48                          1.25                 -4.01
Van Eck
Emerging Markets:
2006               284                       2.46                700       10.57                         1.25                  37.77
2005               373                       1.79                668        0.80                         1.25                  30.36
2004               443                       1.37                607        0.54                          1.25                 24.32
2003               492                       1.10                543        0.11                          1.25                 52.27
2002               569                       0.72                413        0.21                           1.25                -4.11
AN Growth:
2006             2,093                 0.85 to 1.96            2,797        4.67            0.95 to 1.55              11.36 to 12.70
2005             2,446                 0.76 to 1.76            2,959        1.04            0.95 to 1.55                1.73 to 2.77
2004             2,850                 0.75 to 1.73            3,499        1.20            0.95 to 1.55                5.80 to 7.08
2003             2,663                 0.71 to 1.63            3,334        0.80            0.95 to 1.55              25.12 to 26.26
2002             2,956                 0.56 to 1.49            3,071        0.55            0.95 to 1.55             -28.74 to -28.49
AN Equity Income:
2006             4,259                 1.18 to 2.97            7,675        6.92             0.95 to 1.55              16.49 to 17.89
2005             5,467                 1.01 to 2.54            8,734        3.68             0.95 to 1.55                0.71 to 1.92
2004             6,139                 1.00 to 2.51            9,939        1.70             0.95 to 1.55                7.63 to 8.93
2003             6,103                 0.93 to 2.33            9,429        1.41             0.95 to 1.55              22.81 to 23.93
2002             6,214                 0.76 to 2.03            8,194        1.45              0.95 to 1.55             -15.48 to -15.17

At December 31                                              For the  year ended December 31,

                Units           Unit Fair Value          Net Assets     Investment *  Expense Ratio **        Total Return***

                (000s)        Lowest to Highest            (000s)      Income Ratio   Lowest to Highest      Lowest to Highest

AN Balanced:
2006             3,256             $1.14 to 2.17          $4,432            3.87          0.95 to 1.55               9.67 to 10.98
2005             3,394             1.04 to 1.97            4,255            3.82          0.95 to 1.55              -1.08 to 0.11
2004             3,401              1.05 to 1.99           4,397            3.26          0.95 to 1.55                4.40 to 5.66
2003             2,898              1.00 to 1.90           3,748            2.31          0.95 to 1.55              18.20 to 18.92
2002             2,810              0.85 to 1.64           3,279            3.69          0.95 to 1.55      -8.09 to -7.76
AN
Money Market:
2006             8,207              1.04 to 1.27           9,050            4.17           1.20 to 1.55                2.82 to 4.06
2005             8,425              1.02 to 1.23           8,950            2.65           1.20 to 1.55                1.03 to 2.28
2004             6,072              1.00 to 1.21           6,369            0.74           1.20 to 1.55               -0.78 to -0.43
2003             7,593              1.01 to 1.11           7,958            0.57           1.20 to 1.55               -1.01 to -0.11
2002            10,749              1.02 to 1.23          11,344            0.95           1.20 to 1.55               -0.58 to -0.23
AN
Government Bond:
2006            2,117                 1.19 to 1.28         2,642            4.01           1.20 to 1.55                 1.73 to 2.91
2005            2,321                 1.17 to 1.24         2,829            3.60           1.20 to 1.55                 0.71 to 1.92
2004            1,794                 1.16 to 1.22          2,155           2.74           1.20 to 1.55                 0.16 to 1.37
2003            1,786                 1.15 to 1.20          2,119           7.10           1.20 to 1.55                 0.40 to 1.61
2002            1,006                 1.15 to 1.18          1,180           6.86           1.20 to 1.55                 6.53 to 6.91
AN
High Yield Bond:
2006             937                   1.22 to 1.29         1,186           5.92            1.20 to 1.55                 5.87 to 7.14
2005             992                   1.16 to 1.21         1,176           6.04            1.20 to 1.55                -3.85 to -2.69
2004             776                   1.20 to 1.24           951           6.67            1.20 to 1.55                 9.89 to 11.22
2003             477                  1.09 to 1.12            529           8.65            1.20 to 1.55               16.65 to 18.09
2002             185                  0.94 to 0.96            175           8.40            1.20 to 1.55                -4.31 to -3.95
AN
Small-Cap/Mid-Cap:
2006           3,012                  0.27 to  0.30           881             --              1.20 to 1.55         13.05 to 14.40
2005           2,801                 0.24 to 0.26             716             --              1.20 to 1.55                 2.40 to 3.50
2004           3,038                 0.23 to 0.25             737             --              1.20 to 1.55                 6.67 to 7.96
2003           2,745                 0.22 to 0.23             614             --              1.20 to 1.55               79.22 to 83.43
2002             942                 0.12 to 0.13             118             --              1.20 to 1.55              -57.34 to -57.20
AN
International Stock:
2006           1,156                 0.95 to 1.24           1,206            2.09               1.20 to 1.55               17.89 to 19.26
2005             820                 0.81 to 1.05             715            1.56                1.20 to 1.55                 5.16 to 7.56
2004             440                 0.77 to 0.99             372            0.99                1.20 to 1.55               12.76 to 14.12
2003             274                 0.68 to 0.88             214           1.22                 1.20 to 1.55               33.59 to 36.04
2002             186                 0.51 to 0.66             108           1.43                  1.20 to 1.55              -20.55 to -20.04
T. Rowe Price
Equity Income:
200             6,607                1.52 to 1.80           10,760          4.40                1.20 to 1.55              17.15 to 18.56
2005            6,526                1.30 to 1.53            9,066          6.52                1.20 to 1.55                2.32 to 3.58
2004            5,776                1.27 to 1.49            7,865          3.99                1.20 to 1.55              13.15 to 14.52
2003            4,925                1.12 to 1.32            5,967          1.62                1.20 to 1.55              23.57 to 24.69
2002            4,234                0.90 to 1.06            4,217          1.90                1.20 to 1.55             -14.48 to -14.17

At December 31                                              For the  year ended December 31,

                Units           Unit Fair Value          Net Assets     Investment *  Expense Ratio **        Total Return***

                (000s)        Lowest to Highest            (000s)      Income Ratio   Lowest to Highest      Lowest to Highest

T. Rowe Price
International Stock:
2006            5,076            $1.02 to 1.47              $5,622         1.66            1.20 to 1.55             17.27 to 18.67
2005            4,177             0.87 to 1.25               3,965         2.14            1.20 to 1.55              14.25 to 15.41
2004            3,091             0.76 to 1.09               2,644         1.29            1.20 to 1.55              12.02 to 13.37
2003            1,939             0.68 to 0.97               1,565         1.37            1.20 to 1.55              28.52 to 29.69
2002            1,618             0.53 to 0.75                1,069        1.10            1.20 to 1.55             -19.57 to -19.28
T. Rowe Price
Limited-Term Bond:
2006            2,577              1.19 to 1.34              3,237          4.06            1.20 to 1.55               2.49 to 3.72
2005            2,394              1.16 to 1.30               2,925         3.59            1.20 to 1.55                0.18 to 1.47
2004            1,789              1.16 to 1.29               2,185         3.24            1.20 to 1.55               -0.47 to 0.73
2003            1,829              1.17 to 1.30               2,257         4.02            1.20 to 1.55                2.67 to 3.53
2002            1,531              1.14 to 1.26               1,876         4.88            1.20 to 1.55                3.75 to 4.22
T. Rowe Price
Mid-Cap Growth:
2006            2,931              1.43 to 2.28               5,058         12.15            1.20 to 1.55              5.01 to 6.31
2005            3,156              1.36 to 2.17               5,278         5.64             1.20 to 1.55              12.97 to 14.21
2004            3,305              1.20 to 1.91               4,946           --             1.20 to 1.55              16.52 to 17.93
2003            2,726              1.03 to 1.64               3,651           --             1.20 to 1.55              36.26 to 37.50
2002            2,18               0.76 to 1.20               2,271           --             1.20 to 1.55            -22.48 to -22.20
Lazard Retirement
Small Cap:
2006            279                      2.0                    578         7.15                   1.25                 14.63
2005            472                     1.81                    852         7.08                   1.25                  2.70
2004            556                     1.76                    977          --                    1.25                  13.46
2003            698                     1.55                  1,081          --                    1.25                  35.52
2002            760                     1.14                    869         0.43                   1.25                 -18.67
Lazard Retirement
Emerging Markets:
2006            255                      2.77                   709         7.29                   1.25                    28.34
2005            233                      2.16                   504         3.47                   1.25                         39.03
2004            237                      1.55                   369         0.72                   1.25                         28.96
2003            295                      1.21                   356         0.06                   1.25                         51.04
2002            281                      0.80                    224        0.51                   1.25                          -2.65
----------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Investment options with a date notation indicate the effective date of that investment option in the variable account.

 (5)     UNIT CHANGES

The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                                     Alger Small Cap            Alger Growth          Alger Inc & Gr

Number of units, beginning of year                    1,547,402                 3,867,806                1,726,127

Units purchased                                        1,560,936                    838,424                391,644

Units redeemed                                          (448,703)               (1,573,165)                (600,010)

Number of units, end of year                            2,659,635                  3,133,065               1,517,761

                                                     Alger Balanced             Alger Mid Cap Gr Alger   Lev All Cap

Number of units, beginning of year                    3,150,607                 2,113,275              1,176,963

Units purchased                                        731,972                   787,244                 674,070

Units redeemed                                            (761,741)                  (436,865)          (305,988)

Number of units, end of year                             3,120,838                 2,463,654            1,545,045

                                                     Fed Cap Inc                Fed US Gov't BondFed      High Inc

Number of units, beginning of year                      572,404                   616,918                2,458,428

Units purchased                                             122,736                 75,131                  518,799

Units redeemed                                             (144,897)                 (157,353)             (668,857)

Number of units, end of year                                550,243                  534,696              2,308,370

                                                     Fed Gr Strat               Fed Equity Inc        Fed Quality Bond

Number of units, beginning of year                       1,137,011                 1,013,238                9,582

Units purchased                                            267,853                  307,492                124,543

Units redeemed                                             (192,740)                (454,334)             (7,406)

Number of units, end of year                             1,212,124                   866,396               156,719

                                                     Fed Kauf Fund              Fid Gr & Inc           Fid Equity Inc

Number of units, beginning of year                          13,053                   64,716                 749,615

Units purchased                                             261,689                       8,867              56,369

Units redeemed                                              (33,103)                       (142)           (184,359)

Number of units, end of year                                241,638                     73,441                621,625

                                                     Fid Growth                 Fid High Inc              Fid Mon Mkt

Number of units, beginning of year                       878,743                   120,772                 251,899

Units purchased                                               26,113                      1,307               3,307

Units redeemed                                             (195,095)                   (43,932)             (50,342)

Number of units, end of year                                709,761                     78,147               204,864

                                                     Fid Overseas               Fid Inv Bond              Fid Asset Mgr

Number of units, beginning of year                         403,583                184,646                    641,607

Units purchased                                             106,895                     19,477                  8,908

Units redeemed                                               (60,198)                (116,796)             (148,485)

Number of units, end of year                                450,280                      87,327              502,030

                                                     Fid Index 500              Fid Contra Fund       Fid Asset Mgr Gr

Number of units, beginning of year                    4,871,431                    3,387,853             713,105

Units purchased                                               85,574                  385,372              23,245

Units redeemed                                          (1,035,301)                  (979,923)            (96,307)

Number of units, end of year                             3,921,704                 2,793,302               640,043

                                                     Fid Balanced               Fid Gr Opp              Fid Mid Cap

Number of units, beginning of year                       52,921               1,184,871                   351,374

Units purchased                                             118,935             52,947                    131,735

Units redeemed                                              (62,489)                 (354,889)            (97,872)

Number of units, end of year                                109,367                   882,929              385,237

                                                     Fid Aggr Gr II             Fid Equity Inc II      Fid Contra Fund II

Number of units, beginning of year                      966,795                      4,477                   5,072,824

Units purchased                                             246,457                   -                     2,404,223

Units redeemed                                            (156,675)                        (40)             (1,314,331)

Number of units, end of year                             1,056,577                      4,437                  6,162,716

                                                     Fid Index 500 II           Fid Inv Bond II      Fid Gr & Inc II

Number of units, beginning of year                       6,086,701                   148,788               60,762

Units purchased                                           2,115,230                   239,516             292,767

Units redeemed                                             (844,036)                   (80,708)           (66,527)

Number of units, end of year                             7,357,895                    307,596               287,002

                                                     Fid Gr Opp II              Fid Mid Cap II        Fid Val Ser II

Number of units, beginning of year                      1,080,801                 3,392,717              97,312

Units purchased                                             339,938                1,337,238              241,000

Units redeemed                                            (165,801)                  (962,781)            7,099)

Number of units, end of year                             1,254,938                 3,767,174               331,213

                                                     Fid Val Strat II           Fid Val Lead II    Fid Equity Inc II

Number of units, beginning of year                     8,606                   20,428                     36,936

Units purchased                                             253,074                   258,238            308,891

Units redeemed                                              (12,813)                  (29,393)           (23,708)

Number of units, end of year                                248,867                  249,273              322,119

                                                     AIM Dynamics               AIM Glob Health       AIM Technology

Number of units, beginning of year                     113,727                   721,697               1,156,162

Units purchased                                               56,338                  224,112             364,233

Units redeemed                                               (27,807)                (286,186)            (328,451)

Number of units, end of year                                142,258                   659,623             1,191,944

                                                     AIM Small Co Gr   AIM Glob RE                  AIM Utilities

Number of units, beginning of year                  731,116               1,131,200                  1,199,126

Units purchased                                       241,956                  554,460                 729,815

Units redeemed                                              (114,117)                (240,957)        (407,473)

Number of units, end of year                                 858,955               1,444,703           1,521,468

                                                     AIM Fin Serv               MFS Emer Mk Gr        MFS Cap  Opp

Number of units, beginning of year                 328,888                2,712,952                     1,553,706

Units purchased                                     163,193                 467,281                       161,097

Units redeemed                                     (83,983)                (700,999)                    (410,978)

Number of units, end of year                        408,098               2,479,234                     1,303,825

                                                     MFS Research               MFS Invest Tr          Van Eck Hard Assets

Number of units, beginning of year                  1,624,856                2,110,777                        78,551

Units purchased                                               82,554                  219,732                 36,856

Units redeemed                                             (361,178)                 (472,742)               (23,662)

Number of units, end of year                              1,346,232                 1,857,767                  91,745

                                                     Van Eck Emerg Mkts         AN Growth                   AN Equity Inc

Number of units, beginning of year                        373, 263                  2,445,956                   5,466,656

Units purchased                                             31,235                  160,937                        561,565

Units redeemed                                            (120,556)                 (513,747)                  (1,768,938)

Number of units, end of year                                283,942               2,093,146                      4,259,283

                                                     AN Balanced                AN Money Mkt                   AN Gov't Bond

Number of units, beginning of year                     3,394,483                 8,424,802                         2,320,936

Units purchased                                             578,961                8,416,829                         390,145

Units redeemed                                             (717,440)              (8,634,215)                      (593,614)

Number of units, end of year                             3,256,004                8,207,416                          2,117,467

                                                     AN High Yield              AN Sm/Mid Cap                      AN Int'l St

Number of units, beginning of year                        991,511                2,801,148                            820,172

Units purchased                                             165,033                   653,538                          548,997

Units redeemed                                             (219,474)                (442,340)                        (213,599)

Number of units, end of year                                937,070               3,012,346                           1,155,570

                                                     Trowe Equity Inc      Trowe Int'l St            Trowe   Ltd Tm

Number of units, beginning of year                      6,525,819                 4,177,454              2,394,283

Units purchased                                          1,731,284                  2,244,685              688,485

Units redeemed                                          (1,650,357)                (1,346,352)            (505,802)

Number of units, end of year                             6,606,746                  5,075,787              2,576,966

                                                     Trowe Midcap Gr      Lazard Small Cap              Lazard Emerg Mkts

Number of units, beginning of year                     3,155,693                    471,787                   233,170

Units purchased                                             722,074                     27,785                 67,835

Units redeemed                                            (946,731)                  (220,263)                (45,557)

Number of units, end of year                             2,931,036                    279,309                    255,448

Independent Auditors' Report
To the Stockholders and Board of Directors of American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (The Company) as of
December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National
Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

March 19, 2007

Houston, Texas

CONSOLIDATED
STATEMENTS OF INCOME
(In thousands, except for per share data)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PREMIUMS AND OTHER REVENUE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Premiums:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Life...............................................................      $   336,690      $   333,496       $  337,498
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Annuity..........................................................          112,455           64,660           35,429
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Accident and health..............................................          303,285          338,437          350,939
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Property and casualty............................................        1,234,300        1,248,153        1,182,310
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Other policy revenues.............................................          139,605          131,309          123,253
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Net investment income.............................................          836,665          788,523          739,321
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Realized gains on investments.....................................          100,295           85,077           54,404
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Other income......................................................           51,136           55,819           56,182
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total revenues..................................................        3,114,431        3,045,474        2,879,336
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Death and other benefits:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Life.............................................................          251,097          247,557          242,866
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Annuity..........................................................          130,830          112,523           92,340
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Accident and health..............................................          227,329          249,877          253,877
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Property and casualty............................................          881,806          947,438          817,606
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in liability for future policy benefits:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Life.............................................................           32,209           22,683           33,867
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Annuity..........................................................             4,554           (25,269)         (32,617)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Accident and health..............................................           (10,554)           (7,307)          (2,062)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Interest credited to policy account balances......................          297,551          292,074          296,319
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Commissions for acquiring and servicing policies..................          423,291          437,614          450,451
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Other operating costs and expenses................................          389,217          373,299          356,163
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Taxes, licenses and fees..........................................           61,838           59,798           59,470
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Decrease (increase) in deferred policy acquisition costs..........             8,501           (25,066)         (71,135)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Minority interest and participating policyholders share of operations        19,085           23,146           13,524
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses.....................................        2,716,754        2,708,367        2,510,669
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Income from operations before equity in earnings of
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    unconsolidated affiliates and federal income taxes.............          397,677          337,107          368,667
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Equity in earnings of unconsolidated affiliates...................            7,220            5,762            6,339
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Income from operations before federal income taxes................          404,897          342,869          375,006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Provision (benefit) for federal income taxes:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Current..........................................................          121,082          114,772          138,074
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Deferred.........................................................            10,584            (7,782)         (18,661)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net income.........................................................      $   273,231      $   235,879       $  255,593
============================================================================================================================
============================================================================================================================
Net income per common share - basic................................      $     10.32      $      8.91       $     9.65
============================================================================================================================
============================================================================================================================
Net income per common share - diluted..............................      $     10.27      $      8.87       $     9.63
============================================================================================================================
See accompanying notes to consolidated financial statements.
----------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands, except for per share data)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                  December 31,
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                            2006               2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Investments, other than investments in unconsolidated affiliates:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Debt securities:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Bonds held-to-maturity, at amortized cost....................................      $   6,789,250       $   7,215,825
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Bonds available-for-sale, at fair value......................................          3,465,405           3,479,761
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Marketable equity securities, at fair value:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Preferred stocks.............................................................             70,931              52,062
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Common stocks................................................................          1,156,147           1,067,059
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage loans on real estate.................................................          1,379,344           1,336,392
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Policy loans..................................................................            338,855             333,967
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Investment real estate, net of accumulated depreciation of $166,140 and $134,763          505,623             548,960
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Short-term investments........................................................            714,200             155,622
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Other invested assets.........................................................            106,478              66,955
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total investments............................................................         14,526,233          14,256,603
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Cash...........................................................................            214,877              59,427
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Investments in unconsolidated affiliates.......................................             69,083              69,998
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Accrued investment income......................................................            174,287             185,810
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Reinsurance ceded receivables..................................................            468,615             493,935
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Prepaid reinsurance premiums...................................................             76,070              76,515
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Premiums due and other receivables.............................................            296,152             279,070
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Deferred policy acquisition costs..............................................          1,187,879           1,182,713
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Property and equipment, net....................................................             81,433              90,790
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Other assets...................................................................            187,971             255,082
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Separate account assets........................................................            649,571             543,193
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total assets.................................................................      $  17,932,171       $  17,493,136
============================================================================================================================
============================================================================================================================
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Policyholder funds:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Future policy benefits:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Life.........................................................................      $   2,341,420       $   2,303,375
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Annuity......................................................................            524,119             469,822
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Accident and health..........................................................             98,036             108,282
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Policy account balances........................................................          7,513,006           7,457,057
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Policy and contract claims.....................................................          1,396,414           1,390,178
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Participating policyholder share...............................................            167,010             157,762
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Other policyholder funds.......................................................            987,092             989,229
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total policyholder liabilities...............................................         13,027,097          12,875,705
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Current federal income taxes...................................................             14,613              20,276
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Deferred federal income taxes..................................................             69,234              52,584
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Liability for retirement benefits..............................................             122,191              73,244
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Notes payable..................................................................            124,075             139,034
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Other liabilities..............................................................            343,755             408,821
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Minority interests in subsidiaries.............................................              6,012               2,232
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Separate account liabilities...................................................            649,571             543,193
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total liabilities............................................................         14,356,548          14,115,089
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Capital stock..................................................................             30,832              30,832
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital.....................................................              4,160               2,212
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Accumulated other comprehensive income.........................................            141,869             139,024
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Retained earnings..............................................................          3,498,306           3,305,523
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Treasury stock, at cost........................................................              (99,544)           (99,544)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total stockholders' equity......................................................          3,575,623           3,378,047
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholders' equity......................................      $  17,932,171       $  17,493,136
============================================================================================================================

See accompanying notes to consolidated financial statements.

----------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
(In thousands, except for per share data)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Balance at beginning and end of year...........................       $   30,832       $   30,832        $    30,832
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of year......................................            2,212            1,698              7,841
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Issuance of treasury shares as restricted stock...................                --          (1,139)            (7,177)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Amortization of restricted stock..................................             1,948            1,653              1,034
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Balance at end of year.........................................            4,160            2,212              1,698
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of year......................................          139,024          214,755            208,712
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized gains on marketable securities (net).........            28,935            (66,956)          6,612
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Foreign exchange adjustments......................................                36               87                (33)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Minimum pension liability adjustment..............................             8,497             (8,862)            (536)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Effect of FAS158 Implementation on Pension Liability, net of tax..            (34,623)              --                 --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Balance at end of year.........................................          141,869          139,024            214,755
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of year......................................        3,305,523        3,149,156          2,972,498
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net income........................................................          273,231          235,879            255,593
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cash dividends to common stockholders ($3.01, $2.97 and $2.96 per             (80,448)          (79,315)         (78,848)
share)............................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cash dividends to minority stockholders of subsidiaries...........                 --                (37)             (87)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Redemption premium on subsidiary preferred stock..................                 --               (160)              --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Balance at end of year.........................................        3,498,306        3,305,523          3,149,156
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TREASURY STOCK
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of year......................................            (99,544)         (100,683)         (99,097)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net issuance of restricted stock..................................                --            1,139              (1,586)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Balance at end of year.........................................            (99,544)          (99,544)        (100,683)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Balance at end of year.........................................       $3,575,623       $3,378,047        $ 3,295,758
============================================================================================================================
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(In thousands)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                              2006             2005              2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net income........................................................       $  273,231       $  235,879        $   255,593
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss):
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Change in unrealized gains on marketable securities (net)........            28,935            (66,956)          6,612
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Foreign exchange adjustments.....................................                36               87                (33)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Minimum pension liability adjustment.............................             8,497             (8,862)            (536)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Total other comprehensive income (loss).........................            37,468            (75,731)          6,043
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Total comprehensive income .....................................       $  310,699       $  160,148        $   261,636
============================================================================================================================

See accompanying notes to consolidated financial statements.

----------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Net income........................................................   $       273,231   $       235,879    $      255,593
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Adjustments to reconcile net income to net cash provided by operating activities:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Increase in liabilities for policyholders' funds.................            95,443           216,075           155,738
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Decrease (increase) in reinsurance ceded receivable..............             25,320             4,461           68,192
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Charges to policy account balances...............................            (137,802)         (130,219)        (108,643)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Interest credited to policy account balances.....................           297,551           292,074           296,319
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Deferral of policy acquisition costs.............................            (411,141)         (424,550)        (425,414)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Amortization of deferred policy acquisition costs................           419,642           399,481           354,279
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Deferred federal income tax expense (benefit)....................             10,584             (7,782)         (18,661)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Depreciation.....................................................            38,146            15,046            34,969
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Accrual and amortization of discounts and premiums...............               983             6,063             6,777
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Gain from sale or disposal of investments, net...................            (100,295)          (85,077)         (54,404)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Equity in earnings of unconsolidated affiliates..................              (7,220)           (5,762)          (6,339)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Decrease (increase) in premiums receivable.......................             (17,082)          (28,184)          6,142
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Decrease (increase) in accrued investment income.................             11,523             (2,985)         (14,694)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Increase to liability for retirement benefits....................             22,774            20,448            21,789
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Other changes (net)..............................................          (18,164)             (57,871)         96,604
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Net cash provided by operating activities.......................           503,493           447,097           668,247
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Proceeds from sale or maturity of investments:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Bonds............................................................         1,002,301         1,317,935           813,248
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Stocks...........................................................           196,131           242,015           229,203
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Real estate......................................................           153,101            67,155            17,306
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Other invested assets............................................            94,562            69,266           144,424
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Principal payments received on:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage loans...................................................           157,474           207,065           226,087
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Policy loans.....................................................            13,085            11,039             8,059
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Purchases of investments:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Bonds............................................................            (599,406)       (1,843,744)      (2,074,345)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Stocks...........................................................            (233,422)         (215,231)        (297,687)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Real estate......................................................              (2,157)          (15,686)         (11,788)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage loans...................................................            (323,207)         (311,768)        (360,958)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Policy loans.....................................................             (20,589)          (19,278)         (19,254)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Other invested assets............................................             (22,294)         (101,180)        (117,399)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Decrease (increase) in short-term investments (net)...............            (558,578)         (106,786)         61,859
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Decrease (increase) in investment in unconsolidated affiliates (net)             915                (679)          7,787

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Increase in property and equipment (net)..........................              (6,752)          (17,730)         (22,961)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Net cash used in investing activities...........................            (148,836)         (717,607)      (1,396,419)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Policyholders' deposits to policy account balances................         1,091,608         1,211,864         1,553,930
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Policyholders' withdrawals from policy account balances...........          (1,195,408)         (925,664)        (747,339)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in notes payable..............................          (14,959)            10,531             9,459
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Dividends to stockholders.........................................             (80,448)          (79,352)         (78,935)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities.............         (199,207)           217,379           737,115
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH....................................            155,450            (53,131)          8,943
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Cash:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Beginning of the year............................................            59,427           112,558           103,615
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  End of the year..................................................   $       214,877   $        59,427   $       112,558
============================================================================================================================
See accompanying notes to consolidated financial statements.

   1  NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries
(collectively "American National") operate primarily in the insurance industry.
Operating on a multiple product line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (95%) of revenues is generated by the insurance business. Business is conducted in all states and the District of
Columbia, as well as Puerto Rico, Guam and American Samoa. Through a subsidiary,
American National also conducts business in Mexico. Various distribution systems are utilized, including home service, multiple line, group brokerage, credit, independent third-party marketing organizations and direct sales to the public.

   2  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION
The consolidated financial statements include the accounts of American National
Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of U.S.
Generally Accepted Accounting Principles (GAAP). GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 15.)

Certain reclassifications have been made to the 2005 and 2004 financial information to conform to the 2006 presentation.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from results reported using those estimates.

ACCOUNTING CHANGES
Additional disclosures on securities
At its meeting on November 12-13, 2003, the Emerging Issues Task Force of the
FASB adopted new disclosure requirements regarding debt and marketable equity securities with unrealized losses that have not been recognized as other-than-temporary impairments. On November 3, 2005 FASB Staff Position 115-1 provided further guidance on the application of the unrealized loss disclosures.
The new disclosures require tabular information as to the length of time securities have had unrealized losses, and a narrative description of why the company has not recorded an other-than-temporary impairment. These disclosures are included in Note 3 to these consolidated financial statements.

Stock-based compensation
FAS No. 123 (revised), "Share-Based Payment" was issued in December of 2004.
This statement revises the original requirements of FAS No. 123 "Accounting for
Stock Based Compensation" to require the recognition of an expense for the cost of services received in exchange for the award of equity based instruments. The expense is to be recognized over the period during which the service must be provided in exchange for the award. This statement is effective as of the beginning of the first fiscal year after June 15, 2005. American National adopted the expensing of share-based payments when the original FAS No. 123 was issued in 1995 and the adoption of the revision on January 1, 2006 did not have a material impact on American National's consolidated financial statements.

Accounting changes and error corrections
FAS No. 154, "Accounting Changes and Error Corrections, a Replacement of APB
Opinion No. 20 and FASB Statement No. 3" was issued in May of 2005. FAS 154 establishes, unless impracticable, retrospective application as the required method for reporting a voluntary change in accounting principle or in the absence of explicit transition requirements for a newly adopted accounting principle. The adoption of this statement on January 1, 2006 did not have a material impact on American National's consolidated financial statements.

Pension plan accounting and reporting
FAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other
Postretirement Plans" was issued in September of 2006. This statement requires employers to recognize, on the statement of financial position, the overfunded or underfunded status of a defined benefit postretirement plan, measured as the difference between the fair value of plan assets and the benefit obligation.
Employers must also recognize as a component of other comprehensive income, net of tax, the actuarial and experience gains and losses and the prior service costs and credits. This statement was effective for public entities for years ending after December 15, 2006. American National adopted this statement as of
December 31, 2006. The adoption of this statement did not have a material impact on American National's consolidated financial statements.

Accounting for deferred acquisition costs
In September of 2005, the Accounting Standards Executive Committee issued
Statement of Position (SOP) No. 05-01, "Accounting by Insurance Enterprises for
Deferred Acquisition Costs in Connection with Modifications or Exchanges of
Insurance Contracts." This SOP provides guidance on accounting for deferred acquisition costs on internal replacements of insurance contracts. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after
December 15, 2006. American National adopted SOP 05-01 on January 1, 2007. The effect of adopting SOP 05-01 is not yet certain, but it is not expected to be material to American National's consolidated financial statements.

Accounting for hybrid financial instruments
FAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" was issued in February of 2006. FAS 155 amends FAS 133, "Accounting for Derivative Instruments and Hedging Activities"
and FAS 140, "Accounting for Transfers and Servicing of Financial Assets and
Extinguishments of Liabilities." FAS 155 (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (ii) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133, (iii)
establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation,
(iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. The adoption of FAS 155 on January 1, 2007 did not have a material impact on American National's consolidated financial statements.

Accounting for uncertainty in income taxes
In June of 2006, the Financial Accounting Standards Board issued FASB
Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes - an
interpretation of FASB Statement No. 109." This statement clarifies the criteria for recognizing tax benefits under FASB Statement No. 109, "Accounting for
Income Taxes." It also requires additional disclosures about uncertain tax positions. This statement is effective for fiscal years beginning after December
15, 2006. American National adopted FIN 48 on January 1, 2007. The effect of adopting FIN 48 is not yet certain, but it is not expected to be material to
American National's consolidated financial statements.

INVESTMENTS
Marketable securities
Bonds that are intended to be held-to-maturity are carried at amortized cost.
The carrying value of these debt securities is expected to be realized, due to
American National's ability and intent to hold these securities until maturity.
Bonds held as available-for-sale are carried at fair value.

Preferred stocks are classified as available-for-sale and are carried at fair value.

Common stocks are classified as available-for-sale and are carried at fair value.

For all investments carried at fair value, the unrealized gains or losses
(differences between amortized cost and fair value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

Realized gains and losses are derived as the difference between the amortized cost and the proceeds of each security sold.

All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair value, the duration of the market decline, and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans
Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments. The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those on which, based on current information and events, it is probable that
American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans
Policy loans are carried at cost.

Investment real estate
Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments
Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets
Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances
Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Derivative instruments and hedging activities
American National purchases derivative instruments only as hedges of the fair value of a recognized asset or liability. All derivatives are carried at fair value. The amount of derivatives at December 31, 2006 and 2005 was immaterial.

CASH AND CASH EQUIVALENTS
American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

INVESTMENTS IN UNCONSOLIDATED AFFILIATES
These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT
These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES
Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

INSURANCE SPECIFIC ASSETS AND LIABILITIES
Deferred policy acquisition costs
Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent-year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment-type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits
For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies'
experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS
Traditional ordinary life and health
Life and accident and health premiums are recognized as revenue when due.
Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities
Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest, less applicable accumulated administrative fees.

Universal life and single premium whole life
Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty
Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case-basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation.
Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 2006. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

PARTICIPATING INSURANCE POLICIES
A portion of the life insurance portfolio is written on a participating basis.
Participating business comprised approximately 7.9% of the life insurance in force at December 31, 2006 and 5.7% of life premiums in 2006. Of the total participating business, 67.6% was written by Farm Family Life Insurance Company
(Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force.
Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above), as well as a pro rata portion of unrealized investment gains (losses), net of tax.

FEDERAL INCOME TAXES
American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2006. Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

STOCK-BASED COMPENSATION
American National uses the fair value method to account for stock-based compensation.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American
National. The assets of these accounts are carried at fair value. Deposits, net investment income, and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.

   3  INVESTMENTS

The amortized cost and estimated fair values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

----------------------------------------------------------------------------------------------------------------------------
December 31, 2006                             Amortized    Gross Unrealized Gains  Gross Unrealized   Estimated Fair Value
                                                Cost                                    Losses
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Bonds held-to-maturity:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  U.S. Government and agencies ........        $249,294               $  124             $(6,387)             $243,031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  States and political subdivisions....         213,993                   3,512             (1,166)            216,339
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Foreign governments..................           5,910                     568                 --                6,478
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Public utilities.....................         456,818                5,958                (7,684)            455,092
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  All other corporate bonds ...........       5,122,533                  67,439           (101,608)          5,088,364
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage-backed securities ..........         740,702                   2,501            (13,702)            729,501
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total bonds held-to-maturity .......       6,789,250                  80,102           (130,547)          6,738,805
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Bonds available-for-sale:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  U.S. Government and agencies ........          61,540                     259               (721)             61,078
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  States and political subdivisions ...         293,136                   2,062             (1,734)            293,464
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Foreign governments .................             811                       --                (22)                789
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Public utilities ....................         196,913                   8,391             (3,685)            201,619
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  All other corporate bonds ...........       2,503,262                  21,941            (57,954)          2,467,249
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage-backed securities ..........         450,594                   1,775            (11,163)            441,206
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total bonds available-for-sale .....       3,506,256                  34,428            (75,279)          3,465,405
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total debt securities .............      10,295,506                 114,530           (205,826)         10,204,210
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MARKETABLE EQUITY SECURITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Preferred stock .....................          69,924                   1,892               (885)             70,931
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Common stock.........................         838,697                 344,091            (26,641)          1,156,147
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities.....         908,621                 345,983            (27,526)          1,227,078
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments in securities........        $11,204,127            $460,513           $(233,352)           $11,431,288
============================================================================================================================
============================================================================================================================

============================================================================================================================
============================================================================================================================
December 31, 2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Bonds held-to-maturity:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  U.S. Government and agencies ........        $243,968               $  296             $(5,569)             $238,695
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  States and political subdivisions....         221,764                   5,031             (1,634)            225,161
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Foreign governments..................           5,952                     772                 --                6,724
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Public utilities.....................         567,666               12,118                (4,128)            575,656
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  All other corporate bonds ...........       5,415,436                 116,662            (71,231)          5,460,867
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage-backed securities ..........         761,039                   4,454            (11,467)            754,026
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total bonds held-to-maturity........       7,215,825                 139,333            (94,029)          7,261,129
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Bonds available-for-sale:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  U.S. Government and agencies.........          64,337                     389               (499)             64,227
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  States and political subdivisions....         244,637                   2,349             (2,567)            244,419
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Foreign governments..................             821                       --                (30)                791
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Public utilities.....................         344,729                  14,064             (1,087)            357,706
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  All other corporate bonds ...........       2,390,053                  27,798            (34,368)          2,383,483
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage-backed securities ..........         437,973                     918             (9,756)            429,135
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total bonds available-for-sale .....       3,482,550                  45,518            (48,307)          3,479,761
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total debt securities..............      10,698,375                 184,851           (142,336)         10,740,890
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MARKETABLE EQUITY SECURITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Preferred stock .....................          51,205                   2,173             (1,316)             52,062
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Common stock ........................         820,130                 274,644            (27,715)          1,067,059
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities.....         871,335                 276,817            (29,031)          1,119,121
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments in securities........        $11,569,710            $461,668           $(171,367)           $11,860,011
============================================================================================================================

DEBT SECURITIES
The amortized cost and estimated fair value, by contractual maturity, of debt securities at December 31, 2006, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

----------------------------------------------------------------------------------------------------------------------------
                                                           Bonds Held-to-Maturity            Bonds Available-for-Sale
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         Amortized         Estimated        Amortized         Estimated
                                                            Cost          Fair Value           Cost          Fair Value
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Due in one year or less..........................       $286,276          $287,580         $101,561          $102,032
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Due after one year through five years............           1,208,438        1,232,607           818,670          824,371
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Due after five years through ten years...........           3,875,774        3,824,587         1,895,788        1,849,314
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Due after ten years..............................             686,092          672,579           229,675          238,476
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                            6,056,580        6,017,353         3,045,694        3,014,193
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Without single maturity date.....................             732,670          721,452           460,562          451,212
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                        $6,789,250        $6,738,805       $3,506,256        $3,465,405
============================================================================================================================

Available-for-sale securities are sold throughout the year for various reasons.
Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown below (in thousands).

----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Proceeds from sales of available-for-sale securities..............       $425,033          $308,763         $221,520
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Gross gains realized.............................................           73,541            67,384           62,474
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Gross losses realized............................................            8,040             4,408            2,795
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Proceeds from bonds called or otherwise redeemed by the issuer....       $773,399          $1,251,187       $696,082
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Gross gains realized.............................................            9,781             7,255            3,982
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Gross losses realized............................................              557               420              640
============================================================================================================================

In 2006, securities with an amortized cost of $69,631,000 were transferred from held-to-maturity to available-for-sale, due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $6,822,000 was established at the time of the transfer.

In 2005, securities with an amortized cost of $28,014,000 were transferred from held-to-maturity to available-for-sale, due to evidence of a significant deterioration in the issuers' creditworthiness. At the time of the transfer, no unrealized gain or loss was recognized.

In 2004, securities with an amortized cost of $11,673,000 were transferred from held-to-maturity to available-for-sale, due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $349,000 was established at the time of the transfer. Additionally in 2004, held-to-maturity securities with an amortized cost of $11,751,000 were sold to maintain American National's credit risk policy. Proceeds from sales of these bonds totaled $11,766,000 with net realized gains of $15,000.

All gains and losses were determined using specific identification of the securities sold.

UNREALIZED GAINS AND LOSSES ON SECURITIES
Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholders' equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $101,114,000,
$84,925,000, and $121,817,000 for 2006, 2005, and 2004 respectively.

The change in the net unrealized gains on investments for the years ended
December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005              2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale..........................................        $(38,062)        $(79,308)         $(7,616)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Preferred stocks..................................................            150            1,748              (1,358)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Common stocks.....................................................          70,520           (52,753)         30,898
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Index options.....................................................               --              75                 (38)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Amortization of deferred policy acquisition costs.................         13,675           24,544              (7,173)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                            46,283          (105,694)         14,713
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Provision for federal income taxes...............................       (16,189)           36,894              (4,844)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                          $ 30,094         $(68,800)         $ 9,869
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized gains of investments
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 attributable to participating policyholders' interest............        (1,159)            1,844              (3,257)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Total............................................................        $ 28,935         $(66,956)         $ 6,612
=============================================================================================================================

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of
December 31, 2006, are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                               Less than 12 months         12 Months or more                Total
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                             Unrealized       Fair      Unrealized      Fair       Unrealized      Fair
                                               Losses        Value        Losses        Value        Losses        Value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds held-to-maturity:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 U.S. Government and agencies...........      $2,860      $85,999         $3,527     $ 140,028     $ 6,387      $ 226,027
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 States and political subdivisions......             42         160,064      1,124         54,089        1,166       214,153
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Public utilities.......................            809          84,292      6,875        177,338        7,684       261,630
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 All other corporate bonds..............          4,951         589,254     96,657      2,876,138      101,608     3,465,392
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Mortgage-backed securities.............            730         109,273     12,972        513,568       13,702       622,841
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
  Total held-to-maturity................          9,392       1,028,882    121,155      3,761,161      130,547     4,790,043
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 U.S. Government and agencies...........            484          46,448        237         14,527          721        60,975
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 States and political subdivisions......            110         135,118      1,624        141,488        1,734       276,606
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Foreign governments....................              --               --         22            789           22           789
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Public utilities.......................    (1,692)               1,417      5,377        123,381        3,685       124,798
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 All other corporate bonds..............          4,296         428,920     53,658      1,665,177       57,954     2,094,097
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Mortgage-backed securities.............             52          34,967     11,111        359,931       11,163       394,898
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
  Total available-for-sale..............          3,250         646,870     72,029      2,305,293       75,279     2,952,163
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
   Total debt securities................         12,642       1,675,752    193,184      6,066,454      205,826     7,742,206
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Marketable equity securities:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Preferred stock........................            885          60,226          --              --          885        60,226
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Common stock...........................         26,641         360,457          --              --       26,641       360,457
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
  Total marketable equity securities....         27,526         420,683          --              --       27,526       420,683
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
   Total investments in securities......      $40,168     $2,096,435      $193,184   $6,066,454    $233,352     $8,162,889
=============================================================================================================================

Bonds
American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds have deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an other-than-temporary impairment is recorded. On all other bonds where management does not believe there is a credit problem, American
National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired.

Marketable equity securities
American National evaluates all marketable equity securities on a quarterly basis and recognizes an other-than-temporary impairment on all of those where fair value is less than 80% of book value for nine consecutive months or more.
All securities which have an unrealized loss are also evaluated for credit quality, and impairments are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized. For the remaining securities with unrealized losses, management believes the losses are temporary, and American
National has the ability and intent to hold these securities until a market price recovery.

MORTGAGE LOANS
In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2006, mortgage loans have fixed rates from 5.15% to 12.00% and variable rates from 6.00% to 9.00%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 1 year to 30 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,379,344,000 and $1,336,392,000 at December 31, 2006
and 2005, respectively. Problem loans, on which valuation allowances were established, totaled $9,693,000 and $9,877,000 at December 31, 2006 and 2005,
respectively. The valuation allowances on those loans totaled $1,053,000 at both
December 31, 2006 and 2005.

POLICY LOANS
All of American National's policy loans carried interest rates ranging from
4.00% to 8.00% at December 31, 2006.

INVESTMENT INCOME AND REALIZED GAINS (LOSSES)
Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                      Investment Income                  Gains (Losses) on Investments
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                               2006         2005          2004          2006         2005          2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds.................................      $591,666      $590,117     $562,287      $  3,192      $(8,737)     $   227
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Preferred stocks......................        3,356         3,107        2,879           (6)           110          100
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Common stocks.........................       29,038        23,457       25,909        62,872        64,805       56,031
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mortgage loans........................      104,052       100,727       78,162             --             --         (1,016)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Real estate...........................      151,099       107,725      113,429        26,888         9,510        6,156
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Other invested assets.................       75,239        63,386       52,421            92        17,480          471
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Investment in unconsolidated affiliates            --             --            --            --             --           37
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                            954,450       888,519      835,087        93,038        83,168       62,006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Investment expenses...................       (117,785)     (99,996)      (95,766)           --             --            --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Decrease (increase) in valuation                   --             --            --        7,257         1,909         (7,602)
allowances............................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                            $836,665      $788,523     $739,321      $100,295      $85,077      $54,404
=============================================================================================================================

Included in the realized losses are markdowns of available-for-sale securities due to other-than-temporary declines in the value of the securities. The markdowns totaled $8,667,000 in 2006, $13,633,000 in 2005, and $6,678,000 in
2004.

   4  CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

American National employs a strategy to invest funds at the highest return
-possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

BONDS
Management believes American National's bond portfolio is diversified and of investment grade. The bond portfolio distributed by quality rating at December
31 is summarized as follows:

------------------------------------
                     2006      2005
------------------------------------
------------------------------------
AAA........           20%       18%
------------------------------------
------------------------------------
AA.........           10%        6%
------------------------------------
------------------------------------
A..........           40%       43%
------------------------------------
------------------------------------
BBB........           26%       28%
------------------------------------
------------------------------------
BB.........            2%        2%
------------------------------------
------------------------------------
Below BB...            2%        3%
------------------------------------
------------------------------------
                     100%      100%
====================================

COMMON STOCK
American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

------------------------------------------------------------------------
                                          2006              2005
------------------------------------------------------------------------
------------------------------------------------------------------------
Materials......................              3%                3%
------------------------------------------------------------------------
------------------------------------------------------------------------
Industrials....................              9%               10%
------------------------------------------------------------------------
------------------------------------------------------------------------
Consumer goods.................             18%               19%
------------------------------------------------------------------------
------------------------------------------------------------------------
Energy and utilities...........             11%               11%
------------------------------------------------------------------------
------------------------------------------------------------------------
Financials.....................             28%               26%
------------------------------------------------------------------------
------------------------------------------------------------------------
Information technology.........             11%               11%
------------------------------------------------------------------------
------------------------------------------------------------------------
Health care....................             10%               10%
------------------------------------------------------------------------
------------------------------------------------------------------------
Communications.................              4%                4%
------------------------------------------------------------------------
------------------------------------------------------------------------
Mutual funds...................              6%                6%
------------------------------------------------------------------------
------------------------------------------------------------------------
                                           100%              100%
========================================================================

MORTGAGE LOANS AND INVESTMENT REAL ESTATE
American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at
December 31 are summarized as follows:

-------------------------------------------------------------------------------------------------------------
                                               Mortgage Loans                   Investment Real Estate
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                          2006               2005               2006             2005
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Office buildings..............             31%                 25%               20%              22%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Shopping centers..............             30%                 32%               21%              24%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Commercial....................              4%                  2%                2%               2%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Hotels/Motels.................             17%                 14%                2%               3%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Industrial....................              7%                 14%               44%              47%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Amusement.....................              5%                  7%                 --                --
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Other.........................              6%                  6%               11%               2%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                           100%                100%              100%             100%
=============================================================================================================

American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

-----------------------------------------------------------------------------------------------------------
                                             Mortgage Loans                  Investment Real Estate
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                          2006             2005              2006              2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
New England....................              7%               7%                 --                1%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Middle Atlantic................             10%              10%                 --                 --
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
East North Central.............             13%              11%               10%                9%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
West North Central.............              2%               2%                1%                5%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
South Atlantic.................             12%              12%               17%               22%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
East South Central.............              5%               4%               11%               12%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
West South Central.............             28%              34%               58%               46%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mountain.......................              6%               5%                1%                3%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Pacific........................             17%              15%                2%                2%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                           100%             100%              100%              100%
===========================================================================================================

   5  FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated fair values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value.
Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated fair values.

DEBT SECURITIES
The estimated fair values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES
Fair values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS
The fair value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans.
Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS
The carrying amount for policy loans approximates their fair value, because the policy loans cannot be separated from the policy contract.

SHORT-TERM INVESTMENTS
The carrying amount for short-term investments approximates their fair value.

INVESTMENT CONTRACTS
The fair value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their fair value.

NOTES PAYABLE
The carrying amount for notes payable approximates their fair value.

INVESTMENT COMMITMENTS
American National's investment commitments are all short-term in duration, and the fair value was not significant at December 31, 2006 or 2005.

VALUES
The carrying amounts and estimated fair values of financial instruments at
December 31 are as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                    2006                                2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                      Carrying Amount      Estimated     Carrying Amount      Estimated
                                                                          Fair Value                          Fair Value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Bonds:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
  Held-to-maturity...............................        $ 6,789,250     $ 6,738,805        $ 7,215,825      $ 7,261,129
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
  Available-for-sale.............................          3,465,405       3,465,405          3,479,761        3,479,761
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Preferred stock.................................             70,931          70,931             52,062           52,062
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Common stock....................................          1,156,147       1,156,147          1,067,059        1,067,059
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Mortgage loans on real estate...................          1,379,344       1,390,372          1,336,392        1,361,724
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Policy loans....................................            338,855         338,855            333,967          333,967
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Short-term investments..........................            714,200         714,200            155,622          155,622
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Investment contracts............................          5,841,358       5,841,358          5,750,391        5,750,391
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Notes payable...................................            124,075         124,075            139,034          139,034
-----------------------------------------------------------------------------------------------------------------------------

   6  DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31,
2006, 2005, and 2004 are summarized as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                Life and      Accident and   Property and       Total
                                                                Annuity          Health        Casualty
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2003............................      $ 878,791       $  97,611       $  89,556      $1,065,958
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Additions..............................................        198,639          14,097         212,678        425,414
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Amortization...........................................         (138,151)        (19,182)      (196,946)       (354,279)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Effect of change in unrealized gains on available-for-sale        (7,173)            --               --           (7,173)
securities..............................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Net change.............................................         53,315            (5,085)       15,732         63,962
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Acquisitions...........................................          2,755             357                --         3,112
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Foreign exchange effect ...............................               (1)            --               --               (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2004............................      $ 934,860       $  92,883       $ 105,288      $1,133,031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Additions..............................................        170,016          17,830         236,704        424,550
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Amortization...........................................         (154,296)        (18,917)      (226,268)       (399,481)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Effect of change in unrealized gains on available-for-sale      24,544               --               --         24,544
securities..............................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Net change.............................................         40,264            (1,087)       10,436         49,613
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Foreign exchange effect ...............................             69               --               --             69
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2005............................      $ 975,193       $  91,796       $ 115,724      $1,182,713
============================================================================================================================
============================================================================================================================
 Additions..............................................        151,023          16,799         243,319        411,141
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Amortization...........................................         (158,848)        (22,929)      (237,865)       (419,642)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Effect of change in unrealized gains on available-for-sale      13,675               --               --         13,675
securities..............................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Net change.............................................          5,850            (6,130)        5,454          5,174
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Foreign exchange effect ...............................            (8)               --               --            (8)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2006............................      $ 981,035       $  85,666       $ 121,178      $1,187,879
============================================================================================================================
============================================================================================================================
2006 premiums...........................................      $ 449,145       $ 303,285       $1,234,300     $1,986,730
============================================================================================================================
============================================================================================================================
2005 premiums...........................................      $ 398,156       $ 338,437       $1,248,153     $1,984,746
============================================================================================================================
============================================================================================================================
2004 premiums...........................................      $ 372,927       $ 350,939       $1,182,310     $1,906,176
============================================================================================================================

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year. Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

Acquisition costs for American National's Mexican subsidiary are maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred acquisition cost balance is due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference is reported in the shareholders'
equity section of the consolidated balance sheet.

   7  FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES

LIFE INSURANCE
Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are as follows:

-----------------------------------------------------------------------------------------------------------------------------
         Policy Issue Year                                    Interest Rate                            Percentage of Future
                                                                                                        Policy Benefits So
                                                                                                              Valued
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ordinary
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 2006+                              Level rate of 6%                                                  ...              1%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1996-2005.....................     7.5% for years 1 through 5, graded to 5.5% at the end of year 25, ...              8%
                                    and level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1981-1995.....................     8% for years 1 through 5, graded to 6% at the end of year 25, and ...             18%
                                    level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1976-1980.....................     7% for years 1 through 5, graded to 5% at the end of year 25, and ...              5%
                                    level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1972-1975.....................     6% for years 1 through 5, graded to 4% at the end of year 25, and ...              4%
                                    level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1969-1971.....................     6% for years 1 through 5, graded to 3.5% at the end of year 30,   ...              3%
                                    and level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1962-1968.....................     4.5% for years 1 through 5, graded to 3.5% at the end of year 15, ...              6%
                                    and level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1948-1961.....................     4% for years 1 through 5, graded to 3.5% at the end of year 10,   ...              4%
                                    and level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1947 and prior................     Statutory rates of 3% or 3.5%                                     ...              1%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Participating business acquired    Level rates of 3% to 5.5%                                         ...              9%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Industrial
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1948-1967.....................     4% for years 1 through 5, graded to 3.5% at the end of year 10,   ...              3%
                                    and level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1947 and prior................     Statutory rates of 3%                                             ...              2%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Universal Life
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                    Future policy benefits for universal life are equal to the        ...             36%
                                    current account value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     100%
=============================================================================================================================

Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on
American National's experience.

ANNUITIES
Fixed annuities included in future policy benefits are calculated using a level interest rate of 5%. Mortality and withdrawal assumptions are based on American
National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

HEALTH INSURANCE
Interest assumptions used for future policy benefits on health policies are calculated using graded interest rates ranging from 3.5% to 8%. Morbidity and termination assumptions are based on American National's experience.

   8  LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health and property and casualty unpaid claims and claim adjustment expenses is summarized as shown below (in thousands).

--------------------------------------------------------------------------------------------------
                                                   2006              2005             2004
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Balance at January 1.....................     $1,359,452        $1,275,405        $ 1,245,350
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Less reinsurance recoverables...........        454,872           455,395            500,583
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net beginning balance....................        904,580           820,010            744,767
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Incurred related to:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Current year............................      1,085,736         1,191,939          1,085,422
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Prior years.............................           (29,238)          (70,435)         (29,546)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total incurred...........................      1,056,498         1,121,504          1,055,876
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Paid related to:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Current year............................        645,777           706,105            648,984
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Prior years.............................        428,435           330,829            331,649
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total paid...............................      1,074,212         1,036,934            980,633
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net balance at December 31...............        886,866           904,580            820,010
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Plus reinsurance recoverables...........        421,737           454,872            455,395
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Balance at December 31...................     $1,308,603        $1,359,452        $ 1,275,405
==================================================================================================

The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

   9  REINSURANCE

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be
$700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,378,000.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies,
American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2006, amounts recoverable from reinsurers with a carrying value of $40,102,315 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands.
American National holds collateral related to these reinsurers totaling
$43,132,753. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than
90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

American National had amounts receivable from reinsurers totaling $468,615,000 at December 31, 2006. Of this total, $15,536,000 represents amounts that are the subject of litigation or are in dispute with the reinsurers involved. Management believes these disputes will not have a significant effect on American
National's financial position.

As a result of the September 11, 2001 terrorist attack on the United States,
American National accrued losses (primarily on reinsurance assumed) as of
December 31, 2001 totaling $239,406,000, with reinsurance in place providing coverage of $218,606,000 on those claims. During subsequent years, claims were paid and reinsurance recovered, reducing the amount accrued to $210,062,000, with $186,782,000 of reinsurance in place as of December 31, 2006. American
National has evaluated the reinsurers providing the coverage for these claims, and management believes that all the ceded amounts are recoverable. The failure of any single reinsurer to meet its obligations for these claims would not have a significant effect on American National's financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                   2006                  2005                  2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct premiums.......................................        $2,117,722            $2,123,294            $2,010,400
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Reinsurance premiums assumed from other companies.....          198,116               199,835               262,786
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Reinsurance premiums ceded to other companies.........          (329,108)             (338,383)             (367,010)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net premiums..........................................        $1,986,730            $1,984,746            $1,906,176
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Reinsurance recoveries................................        $ 591,731             $ 373,579             $ 229,816
=============================================================================================================================

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                   2006                  2005                  2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct life insurance in force........................        $65,008,408           $63,194,458           $60,676,603
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Reinsurance risks assumed from other companies........         982,412               856,414               726,927
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total life insurance in force.........................      65,990,820            64,050,872            61,403,530
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Reinsurance risks ceded to other companies............       (26,557,877)          (23,903,319)          (21,539,440)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net life insurance in force...........................        $39,432,943           $40,147,553           $39,864,090
=============================================================================================================================

  10  NOTES PAYABLE

At December 31, 2006, American National's subsidiaries had notes payable to third-party lenders totaling $124,075,000. Of this balance, $4,236,000 represents the balance of one note owed by a subsidiary. This note has an interest rate of 7%, and does not require payment of principle or interest until maturity in 2007. The remaining notes payable balance, totaling $119,839,000 is comprised of eight notes owed by various consolidated affiliates, in which
American National's real estate holding companies are partners. These notes have interest rates ranging from 5.00% to 8.07% and maturities from 2008 to 2027.
Each of these notes are secured by the real estate owned through the respective affiliated entity, and American National's liability for these notes is limited to the amount of its investment in the respective affiliate, which totaled
$32,793,000 at December 31, 2006.

  11  FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

----------------------------------------------------------------------------------------------------------------------------
                                          2006                           2005                           2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                  Amount         Rate            Amount        Rate             Amount        Rate
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Income tax on pre-tax income    $141,714        35.00%    $120,004        35.00%     $131,252        35.00%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Tax-exempt investment income        (5,187)       (1.28)           (4,652)      (1.36)            (4,027)      (1.07)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Dividend exclusion..........        (7,028)       (1.74)           (5,797)      (1.69)            (5,908)      (1.58)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous tax credits, net      (2,284)       (0.56)           (1,099)      (0.32)            (1,435)      (0.38)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Losses on foreign operations       1,967        0.49              2,526        0.74              2,373        0.63
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Other items, net............        2,484        0.61              (3,992)      (1.16)            (2,842)      (0.76)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                $131,666       32.52%    $106,990       31.21%     $119,413       31.84%
============================================================================================================================

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2006 and
December 31, 2005 are as follows (in thousands):

--------------------------------------------------------------------------------------------------
                                                                      2006             2005
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  DEFERRED TAX ASSETS
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Marketable securities, principally due to impairment losses    $  28,472         $  31,223
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Investment in real estate and other invested assets,
principally due to
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
   investment valuation allowances.........................          9,187            11,539
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Policyholder funds, principally due to policy reserve            205,649           217,612
discount...................................................
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Policyholder funds, principally due to unearned premium           36,638            37,434
reserve....................................................
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Interest expense on note.................................              --            10,891
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Non-qualified pension....................................         23,377            21,274
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Participating policyholders' surplus.....................         30,356            27,500
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Non-taxable pension......................................           9,757             1,443
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Other assets.............................................         21,758            13,781
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Net deferred tax assets..................................      $  365,194        $  372,697
==================================================================================================
==================================================================================================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  DEFERRED TAX LIABILITIES
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Marketable securities, principally due to net unrealized       $(103,352)        $ (93,604)
gains......................................................
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Investment in bonds, principally due to accrual of discount        (12,701)         (13,430)
on bonds...................................................
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Deferred policy acquisition costs, due to difference
between GAAP
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
   and tax amortization methods............................         (311,654)        (309,810)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Property, plant and equipment, principally due to
difference between
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
   GAAP and tax depreciation method........................           (6,721)          (8,437)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Net deferred tax liabilities.............................         (434,428)        (425,281)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
   Total deferred tax......................................      $ (69,234)        $ (52,584)
==================================================================================================

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. In 2004, tax law was changed to allow distribution of this deferred income (designated by federal law as "policyholders' surplus") to stockholders without taxation as long as it is distributed by December 31, 2006. In 2005, approximately $56,909,000 of policyholders' surplus was distributed to stockholders. During 2006, the remaining balance of the policyholders' surplus, or $5,721,000, was distributed to stockholders. Accordingly, no provision for deferred federal income taxes applicable to such untaxed policyholder's surplus has been recorded.

Federal income taxes totaling approximately $126,494,000, $81,921,000 and
$112,853,000 were paid to the Internal Revenue Service in 2006, 2005 and 2004, respectively. The statute of limitations for the examination of federal income tax returns through 2001 for American National and its subsidiaries by the
Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 2002. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

  12  COMPONENTS OF COMPREHENSIVE INCOME

The items included in comprehensive income, other than net income, are unrealized gains and losses on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments, the change in fair value of an interest rate swap and pension liability adjustment. The details on the unrealized gains and losses included in comprehensive income, and the related tax effects thereon, are as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                   Before           Federal Income           Net of
                                                               Federal Income             Tax            Federal Income
                                                                     Tax                Expense                Tax
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Unrealized losses...........................................    $   (21,145)         $    (7,401)         $   (13,744)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Less reclassification adjustment for net gains realized in           65,660               22,981               42,679
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain component of comprehensive income.......    $     44,515         $     15,580         $     28,935
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Unrealized losses...........................................    $  (159,187)         $   (55,715)         $  (103,472)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Less reclassification adjustment for net gains realized in           56,178               19,662               36,516
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain component of comprehensive income.......    $  (103,009)         $   (36,053)         $   (66,956)
============================================================================================================================
============================================================================================================================
December 31, 2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Unrealized losses...........................................    $   (46,171)         $   (16,160)         $   (30,011)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Less reclassification adjustment for net gains realized in           56,343               19,720               36,623
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss component of comprehensive income.......    $    10,172          $     3,560          $     6,612
============================================================================================================================

  13  STOCKHOLDERS' EQUITY AND MINORITY INTERESTS

COMMON STOCK

American National has only one class of common stock, with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December
31, were as follows:

---------------------------------------------------------------------------------
Common stock                     2006              2005              2004
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Shares issued.........        30,832,449        30,832,449        30,832,449
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Treasury shares.......         4,105,617         4,105,617         4,191,617
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Restricted shares.....           247,000           247,000           161,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Outstanding shares....        26,479,832        26,479,832        26,479,832
=================================================================================

STOCK-BASED COMPENSATION
American National has one stock-based compensation plan. Under this plan,
American National can grant Non-Qualified Stock Options, Stock Appreciation
Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any
combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Four awards of restricted stock have been granted, with a total of 228,000 shares granted at an exercise price of zero. These awards result in compensation expense to American
National over the vesting period. The amount of compensation expense recorded was $1,948,000 in 2006, $1,654,000 in 2005, and $1,034,000 in 2004.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR's give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date.
The SARs vest at a rate of 20% per year for five years and expire five years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $2,044,000 and
$2,151,000 at December 31, 2006 and 2005 respectively. Compensation expense was recorded totaling $560,000, $1,600,000, and $1,655,000 for the years ended
December 31, 2006, 2005, and 2004, respectively.

SAR and Restricted Stock (RS) information for 2006, 2005 and 2004 follows:

----------------------------------------------------------------------------------------------------------------------------
                                                SAR Shares     SAR Weighted-Average      RS Shares     RS Weighted-Average
                                                                  Price per Share                        Price per Share
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2003........          146,125               $ 78.39            155,000              $ 7.18
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Granted.................................                --                     --              6,000                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Exercised...............................          (48,591)                66.84                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cancelled...............................           (3,184)                86.59                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2004........           94,350               $ 84.06            161,000              $ 6.92
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Granted.................................           92,500                100.46             86,000                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Exercised...............................          (26,109)                81.27                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cancelled...............................           (3,309)                89.73                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2005........          157,432               $ 94.04            247,000              $ 4.51
============================================================================================================================
============================================================================================================================
Granted.................................            2,500                119.25                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Exercised...............................          (22,713)                90.18                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cancelled...............................           (4,520)                97.81                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2006........          132,699               $ 95.05            247,000              $ 4.51
============================================================================================================================

The weighted-average contractual remaining life for the 132,699 SAR shares outstanding as of December 31, 2006, is 6.8 years. The weighted-average exercise price for these shares is $95.05 per share. Of the shares outstanding, 39,692 are exercisable at a weighted-average exercise price of $87.38 per share.

The weighted-average contractual remaining life for the 247,000 Restricted Stock shares outstanding as of December 31, 2006, is 6.0 years. The weighted-average exercise price for these shares is $4.51 per share. None of the shares outstanding was exercisable.

EARNINGS PER SHARE
Basic earnings per share was calculated using a weighted-average number of shares outstanding of 26,479,832. The Restricted Stock resulted in diluted earnings per share as follows:

-----------------------------------------------------------------------------------------
                                          2006              2005             2004
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Unrestricted shares outstanding         26,479,832        26,479,832       26,479,832
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Incremental shares from restricted         132,632           109,379           72,762
stock
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total shares for diluted                26,612,464        26,589,211       26,552,594
calculations
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Diluted earnings per share                 $ 10.27            $ 8.87           $ 9.63
=========================================================================================

DIVIDENDS
American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2006, approximately $1,305,271,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

MINORITY INTERESTS
In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently,
TMNY purchased five percent of the common stock of Farm Family Holdings, Inc.
from another subsidiary of American National. The purpose of TMNY is to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock, representing 66% of the value of the company, were granted to various officers of American National and its subsidiaries. The preferred shares cannot be sold or otherwise traded by the officers for a period of eight years. The total value of these preferred shares was $4,739,000 and $3,372,000 at December 31, 2006 and
2005, respectively.

American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders. However, the company has a management agreement, which effectively gives complete control of County Mutual to American National. As a result, County Mutual is included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling $6,750,000 at December 31, 2006 and 2005.

American National's subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements. As a result of the consolidation, the interest of the other partners of the joint ventures is shown as a minority interest. The joint ventures had receivable balances from the other partners totaling $5,477,000 and $7,888,000 at December 31, 2006 and 2005, respectively.

  14  SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

INDEPENDENT MARKETING GROUP
This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

CAREER SALES & SERVICE DIVISION
This segment derives its revenues from the sale of individual life, annuity, and accident and health insurance. In this segment, the agent collects the premiums.
This segment includes business in the United States and Mexico. In prior years, this segment was referred to as "Home Service Division."

MULTIPLE LINE
This segment derives its revenues from the sale of individual life, annuity, accident and health, and property and casualty products marketed through
American National, American National Life Insurance Company of Texas, the
American National Property and Casualty Companies and the Farm Family Companies.

SENIOR AGE MARKETING
This segment derives its revenues primarily from the sale of Medicare supplement plans, individual life, annuities, and accident and health insurance marketed through Standard Life and Accident Insurance Company.

DIRECT MARKETING
This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

CREDIT INSURANCE DIVISION
This segment derives its revenues principally from the sale of credit insurance products.

HEALTH DIVISION
This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third-party marketing organizations.

CAPITAL AND SURPLUS
This segment derives its revenues principally from investment instruments.

ALL OTHER
This category comprises segments that are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment.
Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

o  Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed-income assets at the time such funds become available.
o  Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.
o  Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.
o Gain or loss on the sale of investments is allocated to capital and surplus.
o Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate. o Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the
   amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

The following tables summarize net income and various components of net income by operating segment for the years ended December 31, 2006, 2005, and 2004 (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                               Premiums and      Net     Expenses and   Equity in     Gain From     Federal        Net
                                             Investment                nconsolidated Operations
                                ther Policy  Income and                 Affiliates     before     Income Tax
                                  Revenue     Realized                                 Federal      Expense
                               O                Gains      Benefits   U             Income Taxes   (Benefit)      Income
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Independent Marketing Group.   $ 148,517    $ 337,494    $ 460,698    $       --     $   25,313   $    8,353   $   16,960
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Career Sales & Service Division      207,145      101,890      292,086             --     16,949        5,593       11,356
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Multiple Line...............       1,275,306  174,765    1,325,557            --        124,514       41,090       83,424
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Senior Age Marketing........         161,409       19,421      164,645             --    16,185        5,341       10,844
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct Marketing............          40,699        3,466       45,193             --   (1,028)        (339)        (689)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Credit Insurance Division...         170,310       18,165      190,296             --   (1,821)        (601)      (1,220)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Health Division.............         135,063        3,562      141,369             --   (2,744)        (906)      (1,838)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital and Surplus.........           3,329      224,163       27,448         6,496   206,540       66,209      140,331
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
All Other...................          35,693       54,034       69,462           724     20,989        6,926       14,063
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                               $2,177,471   $ 936,960    $2,716,754   $   7,220     $  404,897   $  131,666   $  273,231
=============================================================================================================================
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Independent Marketing Group.   $  97,212    $ 330,997    $ 392,779    $       --     $   35,430   $   11,692   $   23,738
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Career Sales & Service Division      208,162      105,477      295,234             --    18,405        6,074       12,331
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Multiple Line...............       1,297,013      173,010    1,382,930             --    87,093       28,741       58,352
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Senior Age Marketing........         184,195       17,949      184,728             --    17,416        5,747       11,669
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct Marketing............          39,706        3,343       40,236             --     2,813          928        1,885
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Credit Insurance Division...         163,929       18,778      170,783             --    11,924        3,935        7,989
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Health Division.............         141,008        3,827      144,779             --        56           18           38
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital and Surplus.........             993      186,775       22,631         5,551   170,688       50,170      120,518
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
All Other...................          39,656       33,444       74,267           211        (956)        (315)         (641)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                               $2,171,874   $ 873,600    $2,708,367   $   5,762     $  342,869   $  106,990   $  235,879
=============================================================================================================================
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Independent Marketing Group.   $  67,070    $ 302,601    $ 344,603    $       --     $   25,068   $    8,272   $   16,796
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Career Sales & Service Division      210,407      107,072      292,416             --    25,063        8,271       16,792
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Multiple Line...............       1,244,260  173,602    1,241,349            --        176,513       58,249      118,264
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Senior Age Marketing........         199,665       18,654      197,635             --    20,684        6,826       13,858
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct Marketing............          37,817        3,308       37,615             --     3,510        1,158        2,352
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Credit Insurance Division...         144,495       19,747      165,642             --      (1,400)        (462)         (938)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Health Division.............         139,132        4,125      143,764             --        (507)        (167)         (340)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital and Surplus.........             900      131,081       12,885         6,143   125,239       36,990       88,249
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
All Other...................          41,865       33,535       74,760           196       836          276          560
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                               $2,085,611   $ 793,725    $2,510,669   $   6,339     $  375,006   $  119,413   $  255,593
=============================================================================================================================

There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.

Most of the operating segments provide essentially the same types of products.
The following table provides revenues within each segment by line of business for the years ended December 31, 2006, 2005, and 2004 (in thousands):

------------------------------------------------------------------------------------------------------------------------------
                                       Life       Annuity   Accident and Property and    Credit         All         Total
                                                               Health      Casualty                    Other       Revenues
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Independent Marketing Group...     $57,453     $428,558     $     --    $       --      $     --      $     --      $486,011
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Career Sales & Service Division       294,890       10,551        3,594            --            --             --     309,035
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Multiple Line.................        205,433       38,822       14,834    1,190,982            --             --   1,450,071
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Senior Age Marketing..........         25,310        6,071      145,138            --            --         4,311     180,830
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Direct Marketing..............         43,809           90          266            --            --             --      44,165
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Credit Insurance Division.....              --            --            --            --      188,475             --     188,475
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Health Division...............          2,708       52,686       83,231            --            --             --     138,625
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Capital and Surplus...........              --            --            --            --            --       227,492     227,492
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  All Other.....................         24,527       12,404        2,184            --            --        50,612      89,727
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     $654,130    $549,182     $249,247   $1,190,982     $188,475     $282,415     $3,114,431
==============================================================================================================================
==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  2005
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Independent Marketing Group...     $57,831     $370,378     $     --    $       --      $     --      $     --      $428,209
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Career Sales & Service Division       298,627        4,094       10,918            --            --             --     313,639
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Multiple Line.................        204,862       37,326       15,578    1,212,257            --             --   1,470,023
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Senior Age Marketing..........         25,403        3,556      172,405            --            --           780     202,144
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Direct Marketing..............         42,683          103          263            --            --             --      43,049
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Credit Insurance Division.....              --            --            --            --      182,707             --     182,707
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Health Division...............          1,954            --      142,881            --            --             --     144,835
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Capital and Surplus...........              --            --            --            --            --       187,768     187,768
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  All Other.....................         26,624       12,941        2,831            --            --        30,704      73,100
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     $657,984    $428,398     $344,876   $1,212,257     $182,707     $219,252     $3,045,474
==============================================================================================================================
==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  2004
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Independent Marketing Group...     $52,182     $317,489     $     --    $       --      $     --      $     --      $369,671
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Career Sales & Service Division       302,838        3,652       10,989            --            --             --     317,479
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Multiple Line.................        204,560       33,657       16,728    1,162,917            --             --   1,417,862
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Senior Age Marketing..........         26,912        3,003      188,394            --            --            10     218,319
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Direct Marketing..............         40,739           92          294            --            --             --      41,125
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Credit Insurance Division.....              --            --            --            --      164,242             --     164,242
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Health Division...............          2,585            --      140,672            --            --             --     143,257
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Capital and Surplus...........              --            --            --            --            --       131,981     131,981
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  All Other.....................         28,180       19,323        3,340            --            --        24,557      75,400
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     $657,996    $377,216     $360,417   $1,162,917     $164,242     $156,548     $2,879,336
==============================================================================================================================

The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the
All Other segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended
December 31, 2006 and 2005 (in thousands):

------------------------------------------------------------------------
                                           2006              2005
------------------------------------------------------------------------
------------------------------------------------------------------------
  Independent Marketing Group..      $6,915,329        $6,826,403
------------------------------------------------------------------------
------------------------------------------------------------------------
  Career Sales & Service Division         1,912,687         1,906,420
------------------------------------------------------------------------
------------------------------------------------------------------------
  Multiple Line................           4,166,628         4,097,643
------------------------------------------------------------------------
------------------------------------------------------------------------
  Senior Age Marketing.........             405,756           417,385
------------------------------------------------------------------------
------------------------------------------------------------------------
  Direct Marketing.............             127,335           119,553
------------------------------------------------------------------------
------------------------------------------------------------------------
  Credit Insurance Division....             503,310           490,652
------------------------------------------------------------------------
------------------------------------------------------------------------
  Health Division..............             431,904           451,407
------------------------------------------------------------------------
------------------------------------------------------------------------
  Capital and Surplus..........           2,603,611         2,296,505
------------------------------------------------------------------------
------------------------------------------------------------------------
  All Other....................             865,611           887,168
------------------------------------------------------------------------
------------------------------------------------------------------------
                                     $17,932,171       $17,493,136
========================================================================

The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through large third-party marketing organizations. During
2006, no single customer or organization was responsible for more than 4% of total premium revenue and policy deposits. This compares with 8% in 2005 and 8%
in 2004. Of the total business written by these organizations, the majority was policy account deposits for annuities.

  15  RECONCILIATION TO STATUTORY ACCOUNTING

American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on a GAAP basis.

Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended
December 31, are as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005              2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Statutory net income of insurance companies.......................        $ 209,218        $ 217,819         $ 271,043
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) of non-insurance companies........................           64,578           38,660            37,099
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Combined net income...............................................        $ 273,796        $ 256,479         $ 308,142
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Increases (decreases):
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Deferred policy acquisition costs................................          (8,501)           27,156            71,135
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Policyholder funds...............................................            48,530           (13,678)         (104,653)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Deferred federal income tax benefit..............................         (10,584)           12,727            16,792
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Premiums deferred and other receivables..........................          (1,188)            7,055                75
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Gain on sale of investments......................................          (1,180)              387              (5,785)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Change in interest maintenance reserve...........................            (4,039)           (2,455)           (3,047)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Asset valuation allowances.......................................               581            (3,040)           (1,991)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Investment income................................................            (7,820)           (9,287)           (1,954)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Other adjustments, net............................................         (17,534)               15              (5,323)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Consolidating eliminations and adjustments........................             1,170           (39,480)          (17,798)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net income reported herein........................................        $ 273,231        $ 235,879         $ 255,593
=============================================================================================================================
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005              2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Statutory capital and surplus of insurance companies..............        $3,392,794       $3,165,093        $2,948,000
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Stockholders' equity of non-insurance companies...................          444,975          374,410           310,285
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Combined capital and surplus......................................        $3,837,769       $3,539,503        $3,258,285
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Increases (decreases):
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Deferred policy acquisition costs................................        1,187,879        1,146,714         1,133,031
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Policyholder funds...............................................           81,710           32,436            36,259
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Deferred federal income taxes....................................          (149,847)         (158,571)         (184,956)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Premiums deferred and other receivables..........................           (92,183)          (90,697)          (90,974)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Reinsurance in "unauthorized companies"..........................           15,757           30,876            42,566
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Statutory asset valuation reserve................................          403,763          353,597           398,725
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Statutory interest maintenance reserve...........................           10,228           13,832            15,858
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Asset valuation allowances.......................................            (9,054)          (20,637)          (15,759)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Investment market value adjustments..............................           (25,739)           (9,902)         79,844
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Non-admitted assets and other adjustments, net....................         (23,498)           33,627            61,630
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Consolidating eliminations and adjustments........................        (1,661,162)       (1,492,731)       (1,438,751)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Stockholders' equity reported herein..............................        $3,575,623       $3,378,047        $3,295,758
=============================================================================================================================

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $82,804,000 at December 31, 2006, on deposit with appropriate regulatory authorities.

  16  RETIREMENT BENEFITS

PENSION BENEFITS
American National and its subsidiaries have one active, tax-qualified, defined benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers Career Sales & Service
Division agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

The inactive tax-qualified defined benefit pension plan covers employees of the
Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

As discussed in note 2, effective December 31, 2006, American National adopted the recognition and disclosure provisions of FAS 158. Statement 158 requires companies to recognize the funded status of defined benefit pension and other postretirement plans as a net asset or liability on its balance sheet. The statement precludes prior period restatement, so the 2006 balances are not comparable with those shown for 2005.

American National uses a December 31 measurement date for its defined benefit plans. Combined activity in the defined benefit pension plans was as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Reconciliation of benefit obligation
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Obligation at beginning of year.................................       $  277,877       $  251,373        $  229,928
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Service cost benefits earned during period......................            9,633            8,981             8,687
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Interest cost on projected benefit obligation...................            15,474           14,737            13,705
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Participant contributions.......................................              751              767               750
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Amendments......................................................                --                --             5,571
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actuarial gain (loss)...........................................          (6,247)           16,490            13,926
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Benefits paid...................................................           (14,144)          (14,471)         (21,194)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Obligation at end of year.......................................       $   283,344      $   277,877       $   251,373
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Fair value of plan assets at beginning of year..................       $   158,141      $   157,085       $   158,119
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual return on plan assets....................................             9,231            8,763            12,695
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Employer contributions..........................................            13,499            5,997             6,715
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Participant contributions.......................................               751              767               750
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Benefits paid...................................................           (14,144)          (14,471)         (21,194)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Fair value of plan assets at end of year                               $   167,478      $   158,141       $   157,085
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Funded status at end of year......................................       $  115,866       $  119,736        $  94,288
============================================================================================================================

Amounts recognized in the statement of financial position consist of (in thousands):

---------------------------------------------------------------
                                 2006              2005
---------------------------------------------------------------
---------------------------------------------------------------
Assets....................   $       --         $   8,320
---------------------------------------------------------------
---------------------------------------------------------------
Liabilities...............      (115,866)          (74,814)
---------------------------------------------------------------
---------------------------------------------------------------
                             $(115,866)        $(66,494)
===============================================================

The components of the combined net periodic benefit cost for the defined benefit pension plans were as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Service cost......................................................        $   9,664        $   9,035         $  8,753
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Interest cost.....................................................           15,474           14,737           13,705
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Expected return on plan assets....................................           (11,808)          (11,425)         (10,319)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Amortization of prior service cost................................            4,613            4,613            3,630
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Amortization of transition obligation.............................               47               10               93
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Amortization of net gain (loss)...................................            4,784            3,481            5,927
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost.........................................        $  22,774        $  20,451         $ 21,789
============================================================================================================================

Amounts related to the defined benefit pension plans recognized as a component of other comprehensive income were as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Prior service cost................................................        $(12,973)        $       --         $      --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net actuarial loss................................................           26,045         (13,634)            (825)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Deferred tax benefit..............................................           (4,575)            4,772              289
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Other comprehensive loss, net of tax..............................        $   8,497        $ (8,862)         $  (536)
============================================================================================================================

Amounts recognized as a component of accumulated other comprehensive income as of year end that have not been recognized as a component of the combined net periodic benefit cost of the defined benefit pension plans are presented in the following table (in thousands). The estimated net loss and prior service cost for the plan that will be amortized from accumulated other comprehensive income into the net periodic benefit cost over the next fiscal year are $4,300,000 and
$4,600,000, respectively.

-----------------------------------------------------------------------------------------------------------
                                                                             2006              2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Prior service cost................................................        $(12,973)        $       --
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net actuarial loss................................................         (45,589)         (18,368)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Deferred tax benefit..............................................            20,497            6,429
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Amounts included in accumulated other comprehensive income........        $(38,065)        $(11,939)
===========================================================================================================

The assumptions used in the measurement of the company's benefit obligation are shown in the following table (in thousands):

--------------------------------------------------------------------------------------------
                                                      Pension Benefits
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                    Used for Net Used for Benefit Obligations
                                   Benefit Cost in Fiscal Year       as of 12/31/2006
                                     1/1/2006 to 12/31/2006
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Discount rate.................               5.50%                        5.77%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Rate of compensation increase.               3.75%                        3.72%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Long-term rate of return......               7.65%                        7.66%
============================================================================================

American National's funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee
Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary. American National did not contribute to the qualified retirement plan in 2005, because the plan was over-funded. During
2006, $7,200,000 was contributed to the qualified plan.

American National expects to contribute $7,100,000 to its qualified pension plan in fiscal year 2007. The Farm Family Insurance Companies expect to contribute
$500,000 to their pension plans in fiscal year 2007.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

-------------------------------------------
Year                Pension Benefits
-------------------------------------------
-------------------------------------------
2007                      $ 13,678
-------------------------------------------
-------------------------------------------
2008                        14,745
-------------------------------------------
-------------------------------------------
2009                        16,150
-------------------------------------------
-------------------------------------------
2010                        18,737
-------------------------------------------
-------------------------------------------
2011                        22,558
-------------------------------------------
-------------------------------------------
2012-2016                  130,385
-------------------------------------------

The pension plan asset allocations at December 31, 2006 and December 31, 2005 by asset category are as follows:

---------------------------------------------------------------
                               Plan Assets at December 31,
---------------------------------------------------------------
---------------------------------------------------------------
                                 2006              2005
---------------------------------------------------------------
---------------------------------------------------------------
Asset Category
---------------------------------------------------------------
---------------------------------------------------------------
Equity securities.......          33.8%             43.1%
---------------------------------------------------------------
---------------------------------------------------------------
Debt securities.........          47.6%             46.7%
---------------------------------------------------------------
---------------------------------------------------------------
Other...................          18.6%             10.2%
---------------------------------------------------------------
---------------------------------------------------------------
Total...................         100.0%            100.0%
===============================================================

The investment policy for the qualified retirement plan assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash from zero to 15%, debt securities from 40% to 80% and equity securities from 20% to 60% of the total invested plan assets. The amount invested in any particular investment is limited based on credit quality, and no single investment is allowed to be more than 5% of the total invested assets.

The overall expected long-term rate of return on assets assumption is based on a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S.
government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National's policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

POST-RETIREMENT LIFE AND HEALTH BENEFITS
American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in the liability for retirement benefits, was $6,300,000 and $6,700,000 at December 31, 2006 and
2005, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American National's contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

Under American National and its subsidiaries' various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

SAVINGS PLANS
In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (401(k) plan) allows employees to contribute up to the maximum allowable amount as determined by the Internal
Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,800,000 for 2006, $2,600,000 for 2005 and $2,400,000 for 2004.

  17  COMMITMENTS AND CONTINGENCIES

COMMITMENTS
American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2006, were approximately $3,993,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2006, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating
$123,831,000, all of which are expected to be funded in 2007. As of December 31,
2006, all of the mortgage loan commitments have interest rates that are fixed.

GUARANTEES
In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National.
The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2006, was approximately $353,018,000, while the total cash values of the related life insurance policies was approximately
$359,323,000.

LITIGATION
American National and its subsidiary American National Life Insurance Company of
Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of
Texas are defendants in a lawsuit alleging fraud in the sale and pricing of a health insurance policy in Mississippi. Management believes that the companies have meritorious legal defenses against this lawsuit. Therefore, no provision for possible loss on this case has been recorded in the consolidated financial statements.

American National is a defendant in several lawsuits which propose to certify one or more classes of persons who contend that American National allegedly failed to refund credit life and disability insurance premiums to persons who paid the underlying indebtedness prior to the insured loan's maturity.
Management believes that the company has meritorious legal defenses against this lawsuit. The provision for possible losses on this case is not material to the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management's changing its conclusions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON SUPPLEMENTARY INFORMATION
To the Stockholders and Board of Directors
American National Insurance Company
We have audited and reported separately herein on the consolidated financial statements of American
National Insurance Company and subsidiaries as of December 31, 2006 and 2005 and for each of the years in the three-year period ended December 31, 2006.
Our audit was made for the purpose of forming an opinion on the basic consolidated statements of
American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2006 and 2005 and for each of the years in the three-year period ended December 31, 2006, is presented for the purposes of complying with the
Securities and Exchange rules and is not a required part of basic consolidated financial statements.
Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.
KPMG LLP
Houston, Texas
March 19, 2007

                                                SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                                                  (IN THOUSANDS)

                                                                                 December 31, 2006

                                        Column A                                                       Column B                   Column C                        Column D

                                                                                                                                                              Amount at Which
                                                                                                                                   Market                       Shown in the
Type of Investment                                                                                     Cost (a)                    Value                       Balance Sheet
-----------------------------------------------------------------------------------------     ---- -----------------     ---- -----------------     ---- ---------------------------

  Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                                                     $             249,294      $             243,031      $                       249,294
        States, municipalities and political subdivisions                                                   213,993                    216,339                              213,993
        Foreign governments                                                                                   5,910                      6,478                                5,910
        Public utilities                                                                                    456,818                    455,092                              456,818
        All other corporate bonds                                                                         5,863,235                  5,817,865                            5,863,235
    Bonds Available-for-Sale:
        United States Government and government agencies
          and authorities                                                                                    61,540                     61,078                               61,078
        States, municipalities and political subdivisions                                                   293,136                    293,464                              293,464
        Foreign governments                                                                                     811                        789                                  789
        Public utilities                                                                                    196,913                    201,619                              201,619
        All other corporate bonds                                                                         2,953,856                  2,908,455                            2,908,455
    Redeemable preferred stock                                                                               69,924                     70,931                               70,931
                                                                                              ---- -----------------     ---- -----------------     ---- ---------------------------
          Total fixed maturities                                                              $          10,365,430      $          10,275,141      $                    10,325,586
                                                                                              ---- -----------------     ---- -----------------     ---- ---------------------------
  Equity Securities:
    Common stocks:
        Public utilities                                                                      $              18,353      $              27,579      $                        27,579
        Banks, trust and insurance companies                                                                 80,671                    132,988                              132,988
        Industrial, miscellaneous and all other                                                             747,197                    995,580                              995,580
                                                                                              ---- -----------------     ---- -----------------     ---- ---------------------------
          Total equity securities                                                             $             846,221      $           1,156,147      $                     1,156,147
                                                                                              ---- -----------------     ---- -----------------     ---- ---------------------------

  Mortgage loans on real estate                                                               $           1,379,344                XXXXXX           $                     1,379,344
  Investment real estate                                                                                    495,727                XXXXXX                                   495,727
  Real estate acquired in satisfaction of debt                                                                9,896                XXXXXX                                     9,896
  Policy loans                                                                                              338,855                XXXXXX                                   338,855
  Other long-term investments                                                                               106,478                XXXXXX                                   106,478
  Short-term investments                                                                                    714,200                XXXXXX                                   714,200
                                                                                              ---- -----------------                                ---- ---------------------------
          Total investments                                                                   $          14,256,151                XXXXXX           $                    14,526,233            14,526,233
                                                                                              ==== =================                                ==== ===========================

(a)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

                                                                                                                          SCHEDULE III SUPPLEMENTARY INSURANCE INFORMATION
                                                                                                                                                 (IN THOUSANDS)

Column A                                                          Column B                 Column C                 Column D               Column E               Column F               Column G                 Column H                   Column I                 Column J                Column K

                                                                                         Future Policy                                                                                                            Benefits,                Amortization
                                                                  Deferred                 Benefits,                                     Other Policy                                                          Claims, Losses              of Deferred
                                                                   Policy               Losses, Claims                                    Claims and                                       Net                       and                      Policy                    Other
                                                                Acquisition                and Loss                 Unearned               Benefits                Premium              Investment               Settlement                Acquisition                Operating               Premiums
Segment                                                             Cost                   Expenses                 Premiums                Payable                Revenue              Income (a)                Expenses                    Costs                 Expenses (b)               Written
--------------------------------------------------------      -----------------      ----------------------       --------------       ------------------      ----------------      -----------------      ----------------------      -------------------      --------------------      ----------------

2006
Multiple Line Marketing                                  $             257,820  $                1,904,142  $           823,496  $             1,051,332  $          1,191,195  $             174,765  $                  919,095  $               221,002  $                138,192  $          1,091,980
Career Sales & Service Division                                        197,110                   1,564,125                1,463                   28,602               192,469                101,890                     111,787                   49,179                    96,447                    --
Independent Marketing                                                  439,539                   6,375,487                  107                   51,405               106,234                337,494                     111,482                   40,793                    65,565                    --
Health Insurance                                                         5,300                      21,175                4,254                  383,024               120,089                  3,562                     103,753                    6,688                    30,094                    --
Credit Insurance                                                       103,921                       3,608               82,997                   45,453               165,151                 18,165                      71,151                   86,831                    33,435               193,232
Senior Age Marketing                                                    73,877                     257,639               28,267                   33,091               156,252                 19,421                     114,436                    5,627                    49,079                    --
Direct Marketing                                                        81,427                      58,328                  312                    8,989                40,130                  3,466                      24,341                    9,522                    10,148                    --
Capital and Surplus                                                         --                          --                   --                       --                    --                123,868                          --                       --                    19,482                    --
All other                                                               28,885                     292,077                  803                    6,922                15,210                 54,034                      35,017                       --                    39,809                    --
                                                              -----------------      ----------------------       --------------       ------------------      ----------------      -----------------      ----------------------      -------------------      --------------------      ----------------
    Total                                                $           1,187,879  $               10,476,581  $           941,699  $             1,608,817  $          1,986,730  $             836,665  $                1,491,062  $               419,642  $                482,251  $          1,285,212
                                                              =================      ======================       ==============       ==================      ================      =================      ======================      ===================      ====================      ================

2005
Multiple Line Marketing                                  $             256,475  $                1,847,124  $           626,699  $             1,034,593  $          1,215,717  $             173,010  $                  988,497  $               209,433  $                138,388  $          1,134,954
Career Sales & Service Division                                        199,214                   1,538,739                4,495                   31,040               192,039                105,477                     118,135                   46,636                   106,969                    --
Independent Marketing                                                  434,981                   6,303,777                  158                   39,931                62,594                330,997                      98,984                   39,957                    50,173                    --
Health Insurance                                                         6,622                      21,079                5,560                  399,491               127,444                  3,823                     104,389                    4,163                    34,975                    --
Credit Insurance                                                        98,102                       7,995              235,175                   78,053               155,975                 18,778                      63,487                   83,621                    24,308               201,748
Senior Age Marketing                                                    77,921                     257,081               32,808                   34,453               182,931                 17,939                     133,501                    5,815                    47,299                    --
Direct Marketing                                                        77,538                      56,651                  248                    6,187                39,030                  3,343                      19,262                    9,856                     9,957                    --
Capital and Surplus                                                         --                          --                   --                       --                    --                101,698                          --                       --                    11,576                    --
All other                                                               31,860                     306,090                  938                    7,341                 9,016                 33,458                      31,140                       --                    45,665                    --
                                                              -----------------      ----------------------       --------------       ------------------      ----------------      -----------------      ----------------------      -------------------      --------------------      ----------------
    Total                                                $           1,182,713  $               10,338,536  $           906,081  $             1,631,088  $          1,984,746  $             788,523  $                1,557,395  $               399,481  $                469,310  $          1,336,702
                                                              =================      ======================       ==============       ==================      ================      =================      ======================      ===================      ====================      ================

2004
Multiple Line Marketing                                  $             241,837  $                1,769,986  $           606,082  $               925,326  $          1,166,624  $             173,602  $                  868,885  $               184,850  $                138,754  $          1,091,326
Career Sales & Service Division                                        205,276                   1,520,824                4,428                   34,208               193,302                107,072                     118,283                   44,034                   104,672                    --
Independent Marketing                                                  405,900                   5,861,411                  160                   33,104                38,640                302,601                      78,215                   36,415                    26,701                    --
Health Insurance                                                         7,786                      21,027                5,760                  417,659               123,373                  4,125                      98,698                    4,674                    40,321                    --
Credit Insurance                                                        90,004                      15,391              230,719                   63,107               138,138                 19,747                      55,391                   69,370                    40,823               164,151
Senior Age Marketing                                                    77,137                     232,466               38,766                   34,838               199,351                 18,652                     139,910                    5,251                    51,183                    --
Direct Marketing                                                        70,409                      55,109                  262                    7,720                37,202                  3,308                      17,576                    9,277                     9,343                    --
Capital and Surplus                                                         --                          --                   --                       --                    --                 76,677                          --                       --                     3,589                    --
All other                                                               34,682                     318,392                1,137                   13,693                 9,546                 33,537                      29,731                      408                    38,808                    --
                                                              -----------------      ----------------------       --------------       ------------------      ----------------      -----------------      ----------------------      -------------------      --------------------      ----------------
    Total                                                $           1,133,031  $                9,794,606  $           887,314  $             1,529,655  $          1,906,176  $             739,321  $                1,406,689  $               354,279  $                454,194  $          1,255,477
                                                              =================      ======================       ==============       ==================      ================      =================      ======================      ===================      ====================      ================

(a)  Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.  Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line.  Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(b)  Identifiable commissions and expenses are charged directly to the appropriate line of business.  The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

                                                                                        SCHEDULE IV - REINSURANCE
                                                                                                    (IN THOUSANDS)

                        Column A                                         Column B                     Column C                    Column D                         Column E                         Column F

                                                                                                      Ceded to                     Assumed                                                        Percentage of
                                                                          Gross                         Other                    from Other                          Net                         Amount Assumed
                                                                          Amount                      Companies                   Companies                         Amount                           to Net
                                                                    -------------------           ------------------          ------------------          ---------------------------     ------------------------------

2006
 Life insurance in force                                       $            65,008,408      $            26,557,877     $               982,412     $                     39,432,943                               2.5%
                                                                    ===================           ==================          ==================          ===========================
 Premiums:
   Life insurance                                                              504,225                       65,726                      10,646                              449,145                               2.4%
   Accident and health insurance                                               312,694                      178,195                     168,786                              303,285                              55.7%
   Property and liability insurance                                          1,300,803                       85,187                      18,684                            1,234,300                               1.5%
                                                                    -------------------                                       ------------------          ---------------------------
                                                                                                  ------------------
      Total premiums                                           $             2,117,722      $               329,108     $               198,116     $                      1,986,730                              10.0%
                                                                    ===================           ==================          ==================          ===========================

2005
 Life insurance in force                                       $            63,194,458      $            23,903,319     $               856,414     $                     40,147,553                               2.1%
                                                                    ===================           ==================          ==================          ===========================
 Premiums:
   Life insurance                                                              455,121                       67,759                      10,794                              398,156                               2.7%
   Accident and health insurance                                               349,138                      170,610                     159,909                              338,437                              47.2%
   Property and liability insurance                                          1,319,035                      100,014                      29,132                            1,248,153                               2.3%
                                                                    -------------------           ------------------          ------------------          ---------------------------
      Total premiums                                           $             2,123,294      $               338,383     $               199,835     $                      1,984,746                              10.1%
                                                                    ===================           ==================          ==================          ===========================

2004
 Life insurance in force                                       $            60,676,603      $            21,539,440     $               726,927     $                     39,864,090                               1.8%
                                                                    ===================           ==================          ==================          ===========================
 Premiums:
   Life insurance                                                              424,964                       60,299                       8,262                              372,927                               2.2%
   Accident and health insurance                                               378,842                      182,783                     154,880                              350,939                              44.1%
   Property and liability insurance                                          1,206,594                      123,928                      99,644                            1,182,310                               8.4%
                                                                    -------------------           ------------------          ------------------          ---------------------------
      Total premiums                                           $             2,010,400      $               367,010     $               262,786     $                      1,906,176                              13.8%
                                                                    ===================           ==================          ==================          ===========================

                                                        SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
                                                                                                   (IN THOUSANDS)

                        Column A                                        Column B                     Column C                                        Column D                                        Column E

                                                                                                                                               Deductions - Describe
                                                                                                                            ------------------------------------------------------------
                                                                       Balance at                   Additions                        Amounts                                                        Balance at
                                                                      Beginning of                  Charged to                   Written off Due                        Amounts                       End of
Description                                                              Period                      Expense                     to Disposal (a)                     Commuted (b)                     Period
---------------------------------------------------------    ---- ---------------------     ---- -----------------     ---- --------------------------     ---- ------------------------     ---- ----------------

2006
Investment valuation allowances:
  Mortgage loans on real estate                              $                  14,444      $                ----      $                         ----      $                        581      $             13,863
  Investment real estate                                                        17,870                    (7,049)                                ----                             (373)                    11,194
  Investment in unconsolidated
    affiliates                                                                       0                       ----                                ----                              ----                         0
  Other assets                                                                       0                       ----                                ----                              ----                         0
                                                             ---- ---------------------     ---- -----------------     ---- --------------------------     ---- ------------------------     ---- ----------------
       Total                                                 $                  32,314      $             (7,049)      $                            0      $                        208      $             25,057
                                                             ==== =====================     ==== =================     ==== ==========================     ==== ========================     ==== ================

2005
Investment valuation allowances:
  Mortgage loans on real estate                              $                  11,404      $                ----      $                         ----      $                    (3,040)      $             14,444
  Investment real estate                                                        17,460                      5,359                               7,823                           (2,874)                    17,870
  Investment in unconsolidated
    affiliates                                                                       0                       ----                                ----                              ----                         0
  Other assets                                                                       0                       ----                                ----                              ----                         0
                                                             ---- ---------------------     ---- -----------------     ---- --------------------------     ---- ------------------------     ---- ----------------
       Total                                                 $                  28,864      $               5,359      $                        7,823      $                    (5,914)      $             32,314
                                                             ==== =====================     ==== =================     ==== ==========================     ==== ========================     ==== ================

2004
Investment valuation allowances:
  Mortgage loans on real estate                              $                  10,466        $              ----        $                    (1,053)        $                      115        $           11,404
  Investment real estate                                                        18,700                       ----                               (210)                             1,450                    17,460
  Investment in unconsolidated
    affiliates                                                                     695                       ----                                ----                               695                         0
  Other assets                                                                       0                       ----                                ----                              ----                         0
                                                             ---- ---------------------     ---- -----------------     ---- --------------------------     ---- ------------------------     ---- ----------------
       Total                                                 $                  29,861      $                   0      $                      (1,263)      $                      2,260      $             28,864
                                                             ==== =====================     ==== =================     ==== ==========================     ==== ========================     ==== ================

(a)  Amounts written off due to disposal represent reductions or (additions)  in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.

Part C
Items 24.  Financial Statements and Exhibits

(a)      Financial Statements and Exhibits

1.       Part A of the Registration Statement.  Condensed financial information reflecting the value and number of units outstanding for each class of accumulation units of the Separate Account for the years ended December 31, 2003 through
         December 31, 2006.

2.       Part B of the Registration Statement. The most recent audited financial statements of the Separate Account as of
         December 31, 2006 and for each of the years or periods presented.  The consolidated financial statements of the American
         National Insurance Company as of December 31, 2006 and for each of the years in the three-year period ended December 31,
         2006.

(b)      Exhibits

Exhibit "1"--copy of the resolutions of the Board of Directors of the Depositor authorizing the establishment of the Registrant
(previously filed with Form N-4 for the registration statement number 333-33856 filed on April 3, 2000.)

Exhibit "2"--not applicable

Exhibit "3"--Distribution and Administrative Services Agreement (previously filed with Form N-4 for the registration statement number 333-33856 filed on April 3, 2000)

Exhibit "4"--Form of Variable Annuity Contract (previously filed with Form N-4 for the registration statement number 333-33856 filed on February 24, 2003)

Exhibit "5"--Form of application used with any variable annuity contract (previously filed with pre-effective amendment number 1
(number 333-33856 filed on August 7, 2001)

Exhibit "6a"--Copy of the Articles of Incorporation of the Depositor (previously filed with Form N-4 for the registration statement number 333-33856 filed on April 3, 2000)

Exhibit "6b"--Copy of the By-laws of the Depositor (previously filed with Form N-4 for the registration statement number 333-33856 filed on April 3, 2000)

Exhibit "7"--Reinsurance Contracts--Not Applicable.

Exhibit "8a"--Form of American National Investment Account, Inc. Participation Agreement (previously filed with Form N-4 for the registration statement number 333-33856 filed on April 3, 2000)

Exhibit "8b"--Form of Variable Insurance Products Fund Participation Agreement (previously filed with Form N-4 for this registration statement number 333-33856 filed on April 3, 2000)

Exhibit "8c"--Form of Variable Insurance Products Fund I Participation Agreement (previously filed with Form N-4 for this registration statement number 333-33856 filed on April 3, 2000)

Exhibit "8d"--Form of T. Rowe Price International Series, Inc., T. Rowe Price Equity Series., Inc., and T. Rowe Price Fixed Income
Series, Inc. (previously filed with Form N-4 for the registration statement number 333-33856 filed on April 3, 2000)

Exhibit "8e"--Form of MFS Variable Insurance Trust Participation Agreement (previously filed with Form N-4 for this registration statement number 333-33856 filed on April 3, 2000)

Exhibit "8f"--Form of Federated Insurance Series Fund Participation Agreement (previously filed with Form N-4 for this registration statement number 333-33856 filed on April 3, 2000)

Exhibit "8g"--Form of Fred Alger American Fund Participation Agreement (previously filed with Form N-4 for this registration statement number 333-33856 filed on April 3, 2000)

Exhibit "8h"--Form of AIM Variable Investment Fund Participation agreement (previously filed with Registrant's post effective amendment number to this registration statement (number 333-33856) filed on April 27, 2006)

Exhibit "9"--An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (filed herewith)

Exhibit "10"--Consent of independent accountants (filed herewith)

Exhibit "11"--Not applicable

Exhibit "12"--Not applicable

Exhibit "14"--Power of Attorney (previously filed with Registrant's post effective amendment number 7, filed on April 29, 2005)

ITEM 25 DIRECTORS AND OFFICERS OF DEPOSITOR.

The principal business address of the directors and officers,  unless indicated  otherwise,  or unless indicated by an asterisk (*), is American National  Insurance  Company,  One Moody Plaza,  Galveston,  Texas 77550.  Those persons with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

                           Directors

Name                                                 Business Address
________________________________________________________________________

Arthur Oleen Dummer                                  955 East Pioneer Road
                                                     Draper, UT 84020-9334

Dr. Shelby Miller Elliott                            3603 Broadmoor
                                                     Pasadena, TX 77505

George Richard Ferdinandtsen                         President, Chief Operating Officer
                                                     American National Insurance Company
                                                     One Moody Plaza
                                                     Galveston, TX 77550

Frances Anne Moody-Dahlberg                          The Moody Foundation
                                                     Highland Park Place
                                                     4515 Cole Avenue LB 34, Suite 500
                                                     Dallas, TX 75205

Robert Lee Moody                                     Chairman of the Board and
                                                     Chief Executive Officer
                                                     2302 Postoffice, Suite 702
                                                     Galveston, TX 77550

Russell Shearn Moody                                 American National Insurance Company
                                                     One Moody Plaza
                                                     Galveston, TX 77550

William Lewis Moody, IV                              2302 Postoffice, Suite 502
                                                     Galveston, TX 77550

James Daniel Yarbrough                               Galveston County Judge
                                                     722 Moody
                                                     Galveston, TX 77550

Frank Pieri Williamson                               301 Barracuda
                                                     Galveston, TX 77550

Officers

Name                                                 Office
________________________________________________________________________

James Edward Pozzi                                   Senior   Executive   Vice   President,   Corporate   Planning,   Systems   Life
                                                     Administration

Ronald Jay Welch                                     Senior  Executive  Vice  President,  Chief  Actuary  and Chief  Corporate  Risk
                                                     Management Officer

David Alan Behrens                                   Executive Vice President, Independent Marketing

Billy Joe Garrison                                   Executive Vice President, Director of Home Service Division

Michael Wade McCroskey *                             Executive Vice President and Treasurer

Gregory Victor Ostergren                             Executive Vice President, Director of Multiple Line
                                                     1949 East Sunshine
                                                     Springfield, MO 65899

Dwain Allen Akins                                    Senior Vice President,  Corporate Compliance, Chief Compliance Officer Variable
                                                     Insurance Products

Albert Louis Amato, Jr.                              Senior Vice President, Life Insurance Administration

Scott Frankie Brast                                  Senior Vice President, Real Estate/Mortgage Loan Investments
                                                     2525 South Shore Boulevard
                                                     League City, TX 77573

Frank Vincent Broll, Jr.                             Senior Vice President and Actuary

Gordon Dennis Dixon *                                Senior Vice President, Securities Investments

Rex David Hemme                                      Senior Vice President and Actuary

JD Johnson                                           Senior Vice President, Systems Planning and Computing

Bruce Murray LePard                                  Senior Vice President, Human Resources

James Walter Pangburn                                Senior Vice President, Credit Insurance Division

Stephen Edward Pavlicek                              Senior Vice President and Controller

Ronald Clark Price                                   Senior Vice President, Multiple Line Chief Marketing Officer

Steven Harvey Schouweiler                            Senior Vice President, Health Insurance Operations

John Mark Flippin                                    Secretary

Julian Antkowiak                                     Vice President, Director, Computing Division

William Frankliln Carlton                            Vice President and Assistant Controller, Financial Reporting

James Arthur Collura                                 Vice President, Marketing Development and Administration

Richard Thomas Crawford                              Vice President and Assistant Controller, General Accounting

George Clayton Crume                                 Vice President, Brokerage Sales

Douglas Alton Culp                                   Vice President, Financial Institution

Steven Lee Dobbe                                     Vice President, Broker Dealer Marketing

Debbie Stem Fuentes                                  Vice President, Health Claims

Franklin James Gerren                                Vice President, Payroll Deduction

Bernard Stephen Gerwel                               Vice President, Agency Automation
                                                     1949 East Sunshine
                                                     Springfield, MO 65899

Joseph Fant Grant, Jr.                               Vice President, Group Actuary

Charles Jordan Jones                                 Vice President, Health Underwriting/New Business

Dwight Diver Judy                                    Vice President, Financial Marketing
                                                     2911 South Shore Blvd., Suite 130
                                                     League City, TX 77573

Dr. Harry Bertrand Kelso, Jr.                        Vice President and Medical Director

Robert Jay Kirchner                                  Vice President, Real Estate Investments
                                                     2525 South Shore Boulevard
                                                     League City, TX 77573

George Arthur Macke                                  Vice President, General Auditor

Edwin Vince Matthews, III                            Vice President, Mortgage Loan Production

Dixie Nell McDaniel                                  Vice President, Home Service Administration

Meredith Myron Mitchell                              Vice President, Director of Life/Annuity Systems

Edward Bruce Pavelka                                 Vice President, Life Insurance Administration

James Truitt Smith                                   Vice President, Pension Sales

James Patrick Stelling                               Vice President, Group/Health Compliance

William Henry Watson, III                            Vice President, Chief Health Actuary

Malcolm Latimer Waugh, Jr.                           Vice President, Life Claims

George Ward Williamson                               Vice President, Asst. Director, Home Service Division

Jimmy Lynn Broadhurst                                Asst. Vice President, Director Individual Health/Group Systems

John Thomas Burchett                                 Asst. Vice President, Financial Accounting

Joseph James Cantu                                   Asst. Vice President and Illustration Actuary

Thomas Anthony Carpentier                            Asst. Vice President, Credit Insurance/Special Markets
                                                     2911 South Shore Blvd., Suite 130
                                                     League City, TX 77573

Joseph Wayne Cucco                                   Asst. Vice President, Director of Advance Life Sales

Donna Lynn Daulong                                   Asst. Vice President, General Accounting

Nancy Maureen Day                                    Asst. Vice President, Pension Administration

John Darrell Ferguson                                Asst. Vice President, Creative Services

Denny Walton Fisher, Jr.                             Asst. Vice President, Mortgage Loan Production
                                                     2525 South Shore Boulevard
                                                     League City, TX 77573

Deborah Kay Janson                                   Asst. Vice President, Corporate Research

Kenneth Joseph Juneau                                Asst. Vice President, Director, Advisory Systems Engineer

Carol Ann Kratz                                      Asst. Vice President, Human Resources

Doris Lanette Leining                                Asst. Vice President, Life New Business

Larry Edward Linares                                 Asst. Vice President, Tax and Budget

Bradley Wayne Manning                                Asst. Vice President, General Manager Life Claims

James Brian McEniry                                  Asst. Vice President, Director of Telecommunications

Katherine Sue Meisetschlaeger                        Asst. Vice President, Staff Systems Engineer-Product Development

Zeb Marshall Miller, III                             Asst. Vice President, Health Administration

Michael Scott Nimmons                                Asst. Vice President, Associate General Auditor, Home Office

Ronald Joseph Ostermayer                             Asst. Vice President,  Director Health Systems  Administration,  HIPPA Security
                                                     Officer

Michael Christopher Paetz                            Asst. Vice President, Group and MGA Operations

Raymond Edward Pittman, Jr.                          Asst. Vice President, Director of Marketing/Career Development

Robert Arthur Price                                  Asst. Vice President, Account Executive/Special Markets

Judith Lynne Regini                                  Asst. Vice President, Corporate Compliance

Gerald Anthony Schillaci                             Asst Vice President and Acutary

Wayne Allen Smith                                    Asst. Vice President, Corporate Planning

Morris Joseph Soler                                  Asst. Vice President, HIPPA Privacy Officer

Clarence Ellsworth Tipton                            Asst. Vice President and Assistant Actuary

James Alexander Tyra                                 Asst. Vice President, Life Insurance Systems

John Oliver Norton                                   Actuary

Richard Morris Williams                              Life Product Actuary

Jeanette Elizabeth Cernosek                          Assistant Secretary

Victor John Krc                                      Assistant Treasurer

Item 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
 DEPOSITOR OR THE REGISTRANT
            -------
         The Registrant,  American National Variable Annuity Separate Account,  is a separate account of American National Insurance
Company, a Texas insurance  company.  In addition,  American National Insurance Company has three other separate accounts,  American
National Variable Life Separate Account and American National  Insurance Company Group  Unregistered  Annuity Separate Account,  and
American National Insurance Company Separate Account for Retirement Plans. The Libbie Shearn Moody Trust owns  approximately  37.23%
of the  outstanding  stock of American  National  Insurance  Company.  The Moody  Foundation,  which has a 75% contingent  remainder interest in the Libbie  Shearn Moody Trust,  owns  approximately  23.23% of the  outstanding  stock of American  National  Insurance
Company.

         The Trustees of The Moody  Foundation are Mrs.  Frances Anne  Moody-Dahlberg,  Robert L. Moody,  Sr. and Ross Rankin Moody.
Robert L. Moody,  Sr. is a life income  beneficiary  of the Libbie Shearn Moody Trust and Chairman of the Board,  Director and Chief
Executive  Officer of American  National  Insurance  Company.  Robert L. Moody,  Sr. has assigned his interest in the Libbie  Shearn
Moody Trust to National  Western Life Insurance  Company,  a Colorado  insurance  company of which he is also Chairman of the Board,
Chief Executive Officer, a Director and controlling shareholder.

         Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which,  in the aggregate,  own approximately  46.55% of the  outstanding  stock of American  National  Insurance  Company.  Moody Bank Holding  Company,  Inc. owns approximately  97.8% of the  outstanding  shares of Moody  National  Bank.  Moody  Bank  Holding  Company,  Inc.  is a wholly  owned subsidiary of Moody  Bancshares,  Inc. The Three R Trusts,  trusts created by Robert L. Moody,  Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

         The Moody  Foundation  owns 34.0% and the Libbie  Shearn Moody Trust owns 52.2% of the  outstanding  stock of Gal-Tex Hotel
Corporation,  a Texas corporation.  Gal-Tex Hotel Corporation directly or indirectly wholly owns the following subsidiaries,  listed in alphabetical order:

                  1859 Beverage Company                       Gal-Tex Woodstock, Inc
                  1859 Historic Hotels, Ltd.                  Kentucky Landmark Hotels, LLC
                  Colorado Landmark Hotels, LLC                        LHH Hospitality, Inc.
                  Gal-Tenn Hotel Corporation                  Virginia Landmark Hotels, LLC

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity: 6300 WLS, Ltd
Entity Form: a Texas limited partnership
Ownership or other Basis of Control: Eagle AN, L.P. owns a 50% interest.
-----------------------------------
Entity:  Alternative Benefit Management, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: ANTAC, Inc. owns all of the outstanding common stock.
-----------------------------------
Entity: American National County Mutual Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Managed by American National Insurance
Company.
-----------------------------------
Entity:  American National de Mexico Compania de Seguras de Vida, S.A. de C.V.
Entity Form: a Mexico insurance company
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc. owns 0.10%.
-----------------------------------
Entity: American National of Delaware Corporation
Entity Form: a Delaware corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  American National Financial Corporation
Entity Form: a Texas corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property Insurance Company.
-----------------------------------
Entity:  American National Financial Corporation (Delaware)
Entity Form: a Delaware corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  American National Financial Corporation (Nevada)
Entity Form: a Nevada corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  American National General Insurance Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.
-----------------------------------
Entity:  American National Property and Casualty Holding Company, LLC
Entity Form:  a Nevada limited liability company
Ownership or Other Basis of Control:  94% owned by American National Insurance Company;
6% owned by Comprehensive Investment Services, Inc.
-----------------------------------
Entity:  American National Insurance Service Company
Entity Form: a Missouri corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property and Casualty Company.
-----------------------------------
Entity: American National Life Holdings, Inc.
Entity Form: a Nevada Corporation
Ownership or Other Basis of Control: American National Insurance Company
owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.
-----------------------------------
Entity:  American National Life Insurance Company of Texas
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Life Holdings, Inc.
-----------------------------------
Entity: American National Lloyds Insurance Company
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance
Management, Inc.
------------------------------------
Entity:  American National Promotora de Ventas, S.A. de C.V.
Entity Form: a Mexico company
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc. owns 0.10%.
-----------------------------------
Entity:  American National Property and Casualty Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Holding Company, LLC.
-----------------------------------
Entity:  ANDV 97, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------
Entity: Anford Pinnacle, L.P.
Form: A Texas limited Partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest
-----------------------------------
Entity: ANH20, Inc..
Form: A Texas Corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANREM Corporation
-----------------------------
Entity:  ANIND TX, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: ANDV 97, Inc. owns 100%.
-----------------------------------
Entity:  ANMEX International, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  ANMEX International Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  ANPAC General Agency of Texas
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property and Casualty Company.
-----------------------------------
Entity: ANPAC Lloyds Insurance Management, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Wholly owned subsidiary of American
National Property and Casualty Company.
------------------------------------
Entity:  ANPAC Louisiana Insurance Company
Entity Form: a Louisiana corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property and Casualty Company.
-----------------------------------
Entity:  ANPIN, L.P.
Entity Form:  a Texas Limited Partnership
Ownership or Other Basis of Control: Eagle 99, Inc owns a 99% limited partnership interest.  ANPIN owns a 1% general partnership
interest.
-----------------------------------
Entity:  ANREM Corporation
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of Securities
Management and Research, Inc.
-----------------------------------
Entity: ANREINV, Inc.
Entity Form: a Texas Corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, Inc.
-----------------------------------
Entity: AN Stonebriar, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANREINV, Inc is a 2% general partner; Eagle AN, L.P. is 98% limited partner.
-----------------------------------
Entity:  ANTAC, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  AN/WRI DEVCO #1, Ltd.
Entity Form: a Texas Limited Partnership
Ownership or Other Basis of Control: Eagle AN, LP owns an 80% limited partnership interest.
-----------------------------------
Entity: AN/WRI Partnership, Ltd.
Entity Form: a Texas Limited Partnership
Ownership or Other Basis of Control: Eagle AN, LP owns an 80% limited partnership interest.
-----------------------------------
Entity:  Comprehensive Investment Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  E&S Direct, Inc.
Entity Form: a Texas coporation
Ownership or Other Basis of Control: WHolly owned subsidiary of Garden
State Life Insurance Company.
-----------------------------------
Entity:  Eagle 99, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------
Entity:  Eagle AN, L. P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest, and ANIND TX, Inc.
owns a 1% general partnership interest.
-----------------------------------
Entity:  Eagle Ind., L. P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest,
and ANIND TX, Inc. owns a 1% general partnership interest.
-----------------------------------
Entity:  Eagle/WHTV, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P.. owns a 92.85% limited partnership interest.
-----------------------------------
Entity:  Farm Family Casualty Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------
Entity:  Farm Family Financial Services, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------
Entity:  Farm Family Holdings, Inc.
Entity Form: a Delaware corporation
Ownership or Other Basis of Control: 0.7% owned by Comprehensive Investment
Services, Inc.; 94.3% owned by American National Property and Casualty Holding
Company, LLC,; 5% owned by TMNY Investments, LLC.
-----------------------------------
Entity:  Farm Family Life Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------
Entity:  First Commerce Center
         Phoenix, LLC
Entity Form: an Arizona limited liability company
Ownership or Other Basis of Control:Eagle AN, L.P. owns a 70% interest.
-----------------------------------
Entity:  Forest View Limited Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a
99% limited partnership interest.
-----------------------------------
Entity:  Galveston Island Water Park, L.P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANH20 is a 1% general partner; Preston 121
Partners, Ltd. is a 59% limited partner.
-----------------------------------
Entity:  Garden State Life Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Life Holdings, Inc.
-----------------------------------
Entity:  Germann Road Land Development, LLC
Entity Form: a Colorado limited liability company
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 30.3% limited partnership interest.
-----------------------------------
Entity:  I-10 Westview Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANDV97, Inc. owns a 50% interest
-----------------------------------
Entity:  Kearns Building Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns an 85% interest.
-----------------------------------
Entity:  Lawyers Title of Galveston
Entity Form: a Texas Coporation
Ownership or Other Basis of Control:South Shore Harbour Development, LTD owns
50% of the outstanding stock.
-----------------------------------
Entity:  McMillan/Miami LLC.
Entity Form: a Florida limited liability company
Ownership or Other Basis of Control: Wholly owned by Eagle AN, LP.
-----------------------------------
Entity:  Newington-Berlin Retail LLC
Entity Form: a Connecticut limited liability company
Ownership or Other Basis of Control: 50% owned by Eagle AN, LP.
-----------------------------------
Entity:  Pacific Property and Casualty Company
Entity Form: a California corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property and Casualty Company.
-----------------------------------
Entity: PCO Battery Brooke Parkway, LP
Entity Form: a Virginia limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity: PCO Carolina Pines, LP
Entity Form: a South Carolina limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Corporate Drive Limited Partnership
Entity Form: a North Carolina limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Jenkins Brothers Road, LP
Entity Form: a South Carolina limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Kent Drive, LP
Entity Form: a Georgia limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Nashville, LP
Entity Form: a Tennessee limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Northfolk, LP
Entity Form: a Tennessee limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Omnicron, LP
Entity Form: a Kentucky limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Watkins Road, LP
Entity Form: a North Carolina limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Wilson Business Parkway, LP
Entity Form: a South Carolina limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  Preston 121 Partners, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANIND TX, Inc. owns a 2% general partnership interest.  Eagle AN, LP owns a 98% limited partnership interest.
-----------------------------------
Entity:  R.A.A.B. of W. Va., Inc.
Entity Form: a West Virginia corporation
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage, Inc.
-----------------------------------
Entity:  Rural Agency and Brokerage, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Casualty
Insurance Company.
-----------------------------------
Entity:  Rural Agency and Brokerage of New Hampshire, Inc.
Entity Form: a New Hampshire corporation
Ownership or Other Basis of Control: 25% owned by Rural Agency and Brokerage,
Inc.
-----------------------------------
Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.
Entity Form: a Massachusetts corporation
Ownership or Other Basis of Control: 100% owned by Rural Agency and
Brokerage, Inc.
-----------------------------------
Entity:  Rutledge Partners, L.P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 19% interest.
-----------------------------------
Entity: Securities Management and Research, Inc.
Entity Form: a Florida corporation - a registered broker-dealer and investment adviser
Ownership or Other Basis of Control: Wholly-owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  Servicios de Administracion American National, S.A. de C.V.
Entity Form: a Mexico company
Ownership or Other Basis of Control: ANMEX International Services, Inc. owns
 99.9%, ANMEX International, Inc. owns 0.10%.
-----------------------------------
Entity: SM&R Investments, Inc.
Entity Form: a Maryland corporation-registered investment company
Ownership or Other Basis of Control: Investment Advisory Agreement with
Securities Management and Research, Inc. Also, American National Insurance
Company and Securities Management and Research own stock of the Company.
-----------------------------------
Entity:  South Shore Harbour Development, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANTAC, Inc. owns a 95% limited partnership interest. ANREM Corp. owns a 5% general partnership interest.
-----------------------------------
Entity:  Standard Life and Accident Insurance Company
Entity Form: an Oklahoma insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Life Holdings, Inc.
-----------------------------------
Entity:  Standard Plus, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of Standard Life and Accident Insurance Company
-----------------------------------
Entity:  Timbermill, Ltd.
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.
-----------------------------------
Entity:  TMNY Investments, LLC
Entity Form: a Texas limited liability company
Ownership or Other Basis of Control: American National Insurance Company owns approximately 17%; American National Property and
Casualty Company owns approximately 17%.
-----------------------------------
Entity:  Town and Country Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 68.7% limited partnership interest.
-----------------------------------
Entity:  United Farm Family Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Item 27 NUMBER OF CONTRACT OWNERS

As of April 1, 2007, there were 269 owners of the Contracts covered by this Registration Statement.

ITEM 28. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services
Agreement:

         "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Policy (i)
         arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Policy; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

The officers and directors of American National are indemnified by American
National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)     Securities Management and Research, Inc. serves as investment adviser to

         (i) SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R Alger
Small-Cap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund,
SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund; and

         (ii) American National Investment Accounts, Inc., American National Growth Portfolio
American National Equity Income Portfolio, American National Balanced Portfolio, American National Money Market Portfolio
American National High Yield Bond Portfolio, American National International Stock Portfolio,
American National Small-Cap/Mid Cap Portfolio, and American National Government Bond Portfolio.

         (iii) Securities Management and Research, Inc. also serves as principal underwriter to the American National Variable
Annuity Separate Account.

(b)     The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.
Name	Position	Principal Business Address
David A. Behrens	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550
Gordon D. Dixon	Director Senior Vice President, Chief Investment Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
G. Richard Ferdinandtsen	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550
R. Eugene Lucas	Director	Gal-Tex Hotel Corporation 2302 Postoffice Street, Suite 504 Galveston, Texas 77550
Michael W. McCroskey	Director, President, Chief Executive Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Teresa E. Axelson	Vice President, Secretary Chief Compliance Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Brenda T. Koelemay	Vice President, Treasurer Chief Administrative and Financial Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
T.Brett Harrington	Vice President, Fund Marketing	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Ronald C. Price	Vice President	American National Insurance Company One Moody Plaza Galveston, Texas 77550
Andrew R. Duncan	Vice President, Derivatives Strategies & Alternative Investments	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Anne M. LeMire	Vice President, Head of Fixed Income	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
John S. Maidlow	Vice President, Head Portfolio Management	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Vicki R. Douglas	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Steven Douglas Geib	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Sally F. Praker	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Michele S. Lord	Assistant Secretary	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
(c) Compensation from the Registrant
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occassioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Securities Management &Research, Inc.	$5,303,918	N/A	N/A	N/A
ITEM 30 LOCATIONS OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the
Rules promulgated thereunder will be maintained at the offices of American National Insurance
Company, One Moody Plaza, Galveston, Texas 77550.

ITEM 31. MANAGEMENT SERVICES - Not Applicable

ITEM 32. UNDERTAKINGS

(a)      Regisrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)      Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.
(c)      Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form upon written request or oral request.
(d)      The registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life
                    Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with.
1.       Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract.
2.       Include appropriate disclosure regarding the redemption restrictions imposed by Section (b) (11) in any sales literature in connection with the offer of the contract;
3.       Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11)to the attention of the potential participants.
4.       Obtain from each plan participant who purchases a Section 403 (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.
                  (e) Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

                    Signatures

                    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
                    Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 27th day of April, 2007.

                                                          AMERICAN NATIONAL INSURANCE COMPANY

                                                        BY: American National Insurance Company

                                                                 By /s/ Robert L. Moody
                                                                    Robert L. Moody
                                                                 Chairman of the Board
                                                                          And
                                                                 Chief Executive Office

                                                            By: /s/ G. Richard Ferdinandsten
                                                                G. Richard Ferdinandsten
                                                                       President
                                                                Chief Operating Officer

                                                          AMERICAN NATIONAL INSURANCE COMPANY
                                                                      (Depositor)
                                                                 By /s/ Robert L. Moody
                                                                    Robert L. Moody
                                                                 Chairman of the Board
                                                                          And
                                                                 Chief Executive Office

                                                            By: /s/ G. Richard Ferdinandsten
                                                                G. Richard Ferdinandsten
                                                                       President
                                                                Chief Operating Officer

                    Attest By:  /s/ J. Mark Flippin
                    J. Mark Flippin

                    As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities on the 27th day of April, 2007.

                    Name                                                                Title
                    Michael McCroskey                                  Executive Vice President, Investments (Principal Financial
                                                                       Officer)
                    Stephen E. Pavlicek                                Senior Vice President and Controller
                                                                       (Principal Accounting Officer)
                    Robert L Moody                                     Director, Chairman of the Board and Chief Executive Officer
                    G. Richard Ferdinandsten                           Director, President and Chief Operating Officer
                    Arthur O. Dummer                                   Director
                    Dr. Shelby M. Elliott                              Director
                    Frances Anny Moody-Dahlberg                        Director
                    Russell S. Moody                                   Director
                    W.L. Moody, IV                                     Director
                    Frank P. Williamson                                Director
                    James D. Yarbrough                                 Director